UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	6-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

June 30, 2011

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
	Principal Amount	Value

CORPORATE BONDS — 34.8%
AEROSPACE & DEFENSE — 0.7%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	$ 100,000	$ 112,500
L-3 Communications Corp., 5.20%, 10/15/19(2)	50,000	51,826
Lockheed Martin Corp., 7.65%, 5/1/16(2)	50,000	61,352
Lockheed Martin Corp., 4.25%, 11/15/19(2)	210,000	215,732
Northrop Grumman Corp., 3.70%, 8/1/14(2)	30,000	31,847
Triumph Group, Inc., 8.00%, 11/15/17(2)	50,000	52,875
United Technologies Corp., 6.125%, 2/1/19(2)	80,000	93,650
United Technologies Corp., 6.05%, 6/1/36(2)	95,000	107,148
United Technologies Corp., 5.70%, 4/15/40(2)	260,000	279,514
		1,006,444
AUTO COMPONENTS — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(2)	50,000	51,562
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	50,000	56,250
		107,812
BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14(2)	100,000	111,722
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)	200,000	251,848
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	250,000	304,354
Diageo Capital plc, 5.20%, 1/30/13(2)	40,000	42,670
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(2)	40,000	40,502
PepsiCo, Inc., 4.875%, 11/1/40(2)	50,000	47,972
		799,068
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(2)	90,000	104,290
Amgen, Inc., 4.10%, 6/15/21(2)	70,000	69,538
		173,828
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc., 5.30%, 3/15/20(2)	100,000	107,317
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	343,000	391,626
Credit Suisse (New York), 5.00%, 5/15/13(2)	170,000	181,509
Credit Suisse (New York), 5.50%, 5/1/14(2)	100,000	109,875
Credit Suisse (New York), 6.00%, 2/15/18(2)	80,000	86,401
Credit Suisse (New York), 5.30%, 8/13/19(2)	100,000	106,551
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	40,000	42,505
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	70,000	73,607
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	170,000	182,510
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(2)	110,000	112,068
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	550,000	556,299
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	100,000	116,465
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	230,000	237,771
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)	60,000	60,695
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	110,322
Korea Development Bank, 3.25%, 3/9/16(2)	100,000	100,162
Korea Development Bank, 4.00%, 9/9/16(2)	70,000	71,898
Morgan Stanley, 4.20%, 11/20/14(2)	150,000	155,845
Morgan Stanley, 6.00%, 4/28/15(2)	300,000	325,376
Morgan Stanley, 6.625%, 4/1/18(2)	180,000	198,461
Morgan Stanley, 5.625%, 9/23/19(2)	100,000	102,722
Morgan Stanley, 5.50%, 7/24/20(2)	160,000	162,134

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 5.75%, 1/25/21(2)	$ 170,000	$ 172,212
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	80,000	81,402
UBS AG (Stamford Branch), 2.25%, 1/28/14(2)	60,000	60,648
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	200,000	219,560
		4,125,941
CHEMICALS — 0.7%
CF Industries, Inc., 6.875%, 5/1/18	475,000	539,719
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	180,000	202,290
Dow Chemical Co. (The), 2.50%, 2/15/16(2)	60,000	59,668
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(2)	50,000	52,250
Lyondell Chemical Co., 8.00%, 11/1/17(1)	81,000	90,315
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	100,000	106,261
Rohm & Haas Co., 5.60%, 3/15/13(2)	20,000	21,432
		1,071,935
COMMERCIAL BANKS — 1.7%
Barclays Bank plc, 5.00%, 9/22/16(2)	100,000	107,643
BB&T Corp., 5.70%, 4/30/14(2)	20,000	22,205
BB&T Corp., 3.20%, 3/15/16	130,000	133,065
BNP Paribas SA, 3.60%, 2/23/16(2)	80,000	80,942
Fifth Third Bancorp., 6.25%, 5/1/13(2)	120,000	129,954
HSBC Bank plc, 3.50%, 6/28/15(1)(2)	110,000	112,933
HSBC Bank plc, 3.10%, 5/24/16(1)(2)	60,000	59,641
HSBC Holdings plc, 5.10%, 4/5/21	70,000	71,823
HSBC Holdings plc, 6.80%, 6/1/38(2)	40,000	42,823
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)	30,000	33,863
National Australia Bank Ltd., 2.75%, 9/28/15(1)(2)	5,000	4,999
PNC Bank N.A., 4.875%, 9/21/17(2)	60,000	64,411
PNC Bank N.A., 6.00%, 12/7/17(2)	30,000	33,717
PNC Funding Corp., 3.625%, 2/8/15(2)	60,000	63,225
PNC Funding Corp., 4.375%, 8/11/20(2)	50,000	50,647
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	180,000	180,942
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)	240,000	242,238
SunTrust Banks, Inc., 3.60%, 4/15/16(2)	33,000	33,341
U.S. Bancorp., 3.44%, 2/1/16	90,000	91,489
Wachovia Bank N.A., 4.80%, 11/1/14(2)	50,000	53,465
Wells Fargo & Co., 4.375%, 1/31/13(2)	120,000	125,972
Wells Fargo & Co., 3.68%, 6/15/16(2)	100,000	102,799
Wells Fargo & Co., 5.625%, 12/11/17(2)	350,000	386,906
Wells Fargo & Co., 4.60%, 4/1/21(2)	130,000	130,885
Westpac Banking Corp., 3.00%, 8/4/15(2)	80,000	80,910
		2,440,838
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Corrections Corp. of America, 7.75%, 6/1/17(2)	200,000	218,750
Covanta Holding Corp., 7.25%, 12/1/20(2)	200,000	210,080
International Lease Finance Corp., 5.75%, 5/15/16(2)	90,000	88,676
International Lease Finance Corp., 8.75%, 3/15/17(2)	50,000	54,812
Republic Services, Inc., 3.80%, 5/15/18(2)	40,000	40,210
Republic Services, Inc., 5.50%, 9/15/19(2)	140,000	152,779
Republic Services, Inc., 5.70%, 5/15/41(2)	60,000	58,780
Waste Management, Inc., 4.75%, 6/30/20(2)	70,000	72,734

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Waste Management, Inc., 6.125%, 11/30/39(2)	$ 40,000	$ 42,004
		938,825
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(2)	105,000	111,324
Viasat, Inc., 8.875%, 9/15/16(2)	50,000	53,250
		164,574
CONSTRUCTION MATERIALS — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)(2)	200,000	207,000
CONSUMER FINANCE — 1.1%
American Express Centurion Bank, 6.00%, 9/13/17(2)	250,000	282,211
American Express Co., 7.25%, 5/20/14(2)	120,000	137,293
American Express Credit Corp., 2.75%, 9/15/15(2)	60,000	60,015
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	150,000	152,886
American Honda Finance Corp., 2.50%, 9/21/15(1)(2)	190,000	191,096
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	250,000	307,104
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	70,000	73,316
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	90,000	93,354
John Deere Capital Corp., 4.90%, 9/9/13(2)	50,000	54,286
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	60,000	61,337
SLM Corp., 5.00%, 10/1/13(2)	120,000	124,840
SLM Corp., 6.25%, 1/25/16(2)	100,000	103,807
		1,641,545
CONTAINERS & PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16(2)	50,000	54,750
Ball Corp., 6.75%, 9/15/20(2)	150,000	159,937
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(2)	50,000	56,000
		270,687
DIVERSIFIED FINANCIAL SERVICES — 3.4%
Ally Financial, Inc., 8.30%, 2/12/15(2)	90,000	100,800
Arch Western Finance LLC, 6.75%, 7/1/13(2)	66,000	66,412
Bank of America Corp., 4.50%, 4/1/15(2)	350,000	366,101
Bank of America Corp., 6.50%, 8/1/16(2)	260,000	290,143
Bank of America Corp., 5.75%, 12/1/17(2)	50,000	53,204
Bank of America Corp., 5.625%, 7/1/20(2)	250,000	258,418
Bank of America Corp., 5.00%, 5/13/21(2)	80,000	79,125
Bank of America N.A., 5.30%, 3/15/17(2)	100,000	103,145
Citigroup, Inc., 6.00%, 12/13/13(2)	310,000	337,172
Citigroup, Inc., 6.01%, 1/15/15(2)	300,000	330,279
Citigroup, Inc., 4.75%, 5/19/15	230,000	243,360
Citigroup, Inc., 3.95%, 6/15/16	90,000	92,191
Citigroup, Inc., 6.125%, 5/15/18(2)	270,000	297,601
Citigroup, Inc., 8.50%, 5/22/19(2)	40,000	49,634
Citigroup, Inc., 8.125%, 7/15/39(2)	50,000	62,766
General Electric Capital Corp., 3.75%, 11/14/14(2)	270,000	285,923
General Electric Capital Corp., 2.25%, 11/9/15(2)	180,000	177,041
General Electric Capital Corp., 5.625%, 9/15/17(2)	50,000	55,242
General Electric Capital Corp., 6.00%, 8/7/19(2)	420,000	465,531
General Electric Capital Corp., 4.375%, 9/16/20(2)	200,000	197,945
General Electric Capital Corp., 4.625%, 1/7/21(2)	120,000	120,854
General Electric Capital Corp., 5.30%, 2/11/21(2)	60,000	62,508
General Electric Capital Corp., 6.875%, 1/10/39(2)	100,000	113,574
JPMorgan Chase & Co., 3.70%, 1/20/15(2)	60,000	62,417

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

JPMorgan Chase & Co., 3.45%, 3/1/16	$ 80,000	$ 81,540
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	400,000	445,250
JPMorgan Chase & Co., 4.95%, 3/25/20(2)	200,000	206,827
Liberty Mutual Group, Inc., 5.00%, 6/1/21(1)(2)	61,000	57,833
		5,062,836
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Alltel Corp., 7.875%, 7/1/32(2)	30,000	39,510
AT&T, Inc., 6.70%, 11/15/13(2)	100,000	112,176
AT&T, Inc., 5.10%, 9/15/14(2)	30,000	32,982
AT&T, Inc., 6.80%, 5/15/36(2)	70,000	78,510
AT&T, Inc., 6.55%, 2/15/39(2)	130,000	143,064
British Telecommunications plc, 5.15%, 1/15/13(2)	50,000	53,022
British Telecommunications plc, 5.95%, 1/15/18(2)	100,000	110,545
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	230,000	253,599
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	160,000	207,961
CenturyLink, Inc., 6.15%, 9/15/19(2)	100,000	100,679
CenturyLink, Inc., 7.60%, 9/15/39(2)	50,000	48,230
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	150,000	143,250
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(2)	50,000	53,940
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	200,000	236,201
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	40,000	52,930
Embarq Corp., 7.08%, 6/1/16(2)	50,000	55,614
France Telecom SA, 4.375%, 7/8/14(2)	80,000	86,671
Qwest Corp., 8.875%, 3/15/12(2)	50,000	52,750
Qwest Corp., 7.50%, 10/1/14(2)	80,000	90,100
Sprint Capital Corp., 6.90%, 5/1/19(2)	100,000	103,500
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	170,000	183,003
Telecom Italia Capital SA, 7.00%, 6/4/18(2)	30,000	32,839
Telecom Italia Capital SA, 7.175%, 6/18/19(2)	60,000	66,310
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	80,000	84,094
Telefonica Emisiones SAU, 5.46%, 2/16/21	110,000	111,802
Verizon Communications, Inc., 6.10%, 4/15/18(2)	100,000	114,698
Verizon Communications, Inc., 8.75%, 11/1/18(2)	110,000	143,252
Verizon Communications, Inc., 7.35%, 4/1/39(2)	110,000	132,596
Windstream Corp., 7.875%, 11/1/17(2)	70,000	74,638
		2,998,466
ELECTRIC UTILITIES — 0.7%
Carolina Power & Light Co., 5.30%, 1/15/19(2)	30,000	33,520
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	109,000	119,265
Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	60,000	73,333
Duke Energy Corp., 6.30%, 2/1/14(2)	60,000	67,028
Duke Energy Corp., 3.95%, 9/15/14(2)	150,000	159,591
Edison International, 3.75%, 9/15/17(2)	100,000	100,529
FirstEnergy Corp., 6.45%, 11/15/11(2)	5,000	5,094
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	150,000	161,604
Florida Power Corp., 5.65%, 6/15/18(2)	30,000	34,257
Florida Power Corp., 6.35%, 9/15/37(2)	20,000	22,972
Niagara Mohawk Power Corp., 4.88%, 8/15/19(1)	40,000	42,441
Pacificorp, 6.00%, 1/15/39(2)	90,000	99,711
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	30,000	34,405
Southern California Edison Co., 5.625%, 2/1/36(2)	70,000	74,158
		1,027,908

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Arrow Electronics, Inc., 3.375%, 11/1/15(2)	$ 180,000	$ 182,462
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	170,000	189,125
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	40,000	39,400
		410,987
ENERGY EQUIPMENT & SERVICES — 0.3%
Ensco plc, 3.25%, 3/15/16(2)	70,000	71,118
Pride International, Inc., 6.875%, 8/15/20(2)	100,000	116,475
Transocean, Inc., 6.50%, 11/15/20(2)	80,000	89,561
Weatherford International Ltd., 9.625%, 3/1/19(2)	100,000	129,262
Weatherford International Ltd., 5.125%, 9/15/20(2)	60,000	61,333
		467,749
FOOD & STAPLES RETAILING — 0.9%
CVS Caremark Corp., 6.60%, 3/15/19(2)	250,000	290,462
Delhaize Group SA, 5.875%, 2/1/14(2)	80,000	87,788
Delhaize Group SA, 6.50%, 6/15/17(2)	100,000	115,368
Kroger Co. (The), 5.00%, 4/15/13(2)	70,000	74,629
Kroger Co. (The), 6.40%, 8/15/17(2)	100,000	117,229
Safeway, Inc., 5.80%, 8/15/12(2)	100,000	105,229
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	75,000	79,312
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	95,000	105,919
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	30,000	33,356
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	84,315
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	130,000	122,855
Wal-Mart Stores, Inc., 5.625%, 4/15/41(2)	80,000	82,838
		1,299,300
FOOD PRODUCTS — 0.9%
General Mills, Inc., 5.25%, 8/15/13(2)	160,000	173,895
Kellogg Co., 4.45%, 5/30/16(2)	70,000	76,416
Kraft Foods, Inc., 6.00%, 2/11/13(2)	40,000	43,141
Kraft Foods, Inc., 6.75%, 2/19/14(2)	10,000	11,331
Kraft Foods, Inc., 6.125%, 2/1/18(2)	30,000	34,543
Kraft Foods, Inc., 5.375%, 2/10/20(2)	260,000	284,547
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	200,000	209,473
TreeHouse Foods, Inc., 7.75%, 3/1/18(2)	325,000	346,125
Tyson Foods, Inc., 6.85%, 4/1/16(2)	100,000	111,000
		1,290,471
GAS UTILITIES — 0.1%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	40,000	41,867
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(2)	150,000	157,500
		199,367
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc., 5.90%, 9/1/16(2)	50,000	58,637
Boston Scientific Corp., 4.50%, 1/15/15(2)	100,000	105,485
CareFusion Corp., 4.125%, 8/1/12(2)	100,000	103,088
Covidien International Finance SA, 1.875%, 6/15/13(2)	100,000	101,737
		368,947
HEALTH CARE PROVIDERS & SERVICES — 1.0%
DaVita, Inc., 6.375%, 11/1/18(2)	250,000	253,750
Express Scripts, Inc., 5.25%, 6/15/12(2)	200,000	208,123
Express Scripts, Inc., 7.25%, 6/15/19(2)	320,000	383,122

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

HCA, Inc., 7.875%, 2/15/20(2)	$ 120,000	$ 130,800
HCA, Inc., 7.69%, 6/15/25(2)	50,000	47,000
Medco Health Solutions, Inc., 6.125%, 3/15/13(2)	150,000	161,791
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	50,000	55,686
Tenet Healthcare Corp., 8.00%, 8/1/20(2)	150,000	153,187
WellPoint, Inc., 5.80%, 8/15/40(2)	50,000	50,961
		1,444,420
HOTELS, RESTAURANTS & LEISURE — 0.3%
International Game Technology, 5.50%, 6/15/20(2)	50,000	51,413
McDonald's Corp., 5.35%, 3/1/18(2)	60,000	68,088
MGM Resorts International, 9.00%, 3/15/20(2)	150,000	165,000
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(2)	50,000	52,625
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15(2)	60,000	67,050
Wyndham Worldwide Corp., 6.00%, 12/1/16(2)	50,000	53,133
		457,309
HOUSEHOLD DURABLES — 0.2%
Jarden Corp., 8.00%, 5/1/16	150,000	163,500
Toll Brothers Finance Corp., 6.875%, 11/15/12(2)	50,000	53,123
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	80,000	82,859
		299,482
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	150,000	155,625
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	40,000	50,266
		205,891
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
AES Corp. (The), 8.00%, 10/15/17(2)	250,000	266,250
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	110,000	114,919
NRG Energy, Inc., 7.625%, 1/15/18(1)(2)	225,000	225,844
		607,013
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 5.00%, 2/1/13(2)	150,000	159,246
General Electric Co., 5.25%, 12/6/17(2)	220,000	243,909
		403,155
INSURANCE — 1.3%
Allstate Corp. (The), 7.45%, 5/16/19	120,000	142,931
American International Group, Inc., 3.65%, 1/15/14	50,000	50,966
American International Group, Inc., 5.85%, 1/16/18(2)	190,000	199,253
American International Group, Inc., 8.25%, 8/15/18(2)	50,000	57,428
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	90,000	91,752
CNA Financial Corp., 5.875%, 8/15/20(2)	50,000	52,046
CNA Financial Corp., 5.75%, 8/15/21	40,000	41,354
Genworth Financial, Inc., 7.20%, 2/15/21(2)	50,000	50,091
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	100,000	103,136
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	80,000	87,069
Lincoln National Corp., 6.25%, 2/15/20(2)	140,000	154,148
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	70,000	74,501
MetLife, Inc., 2.375%, 2/6/14(2)	100,000	101,938
MetLife, Inc., 6.75%, 6/1/16(2)	150,000	174,697
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	50,000	53,504
Prudential Financial, Inc., 2.75%, 1/14/13(2)	150,000	153,106
Prudential Financial, Inc., 7.375%, 6/15/19(2)	115,000	136,514

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Prudential Financial, Inc., 5.375%, 6/21/20(2)	$ 80,000	$ 84,376
Prudential Financial, Inc., 6.20%, 11/15/40(2)	45,000	46,143
Prudential Financial, Inc., 5.625%, 5/12/41(2)	50,000	46,401
		1,901,354
INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(2)	50,000	46,702
Google, Inc., 2.125%, 5/19/16(2)	80,000	80,265
		126,967
MACHINERY — 0.2%
Danaher Corp., 3.90%, 6/23/21	100,000	99,737
Deere & Co., 5.375%, 10/16/29(2)	130,000	138,299
Navistar International Corp., 8.25%, 11/1/21(2)	50,000	53,750
SPX Corp., 7.625%, 12/15/14(2)	50,000	55,500
		347,286
MEDIA — 2.8%
AMC Entertainment, Inc., 8.00%, 3/1/14(2)	50,000	50,375
AMC Entertainment, Inc., 9.75%, 12/1/20(1)(2)	200,000	205,500
CBS Corp., 4.30%, 2/15/21(2)	80,000	78,198
Comcast Corp., 5.90%, 3/15/16(2)	200,000	227,798
Comcast Corp., 5.70%, 5/15/18(2)	100,000	111,678
Comcast Corp., 6.40%, 5/15/38(2)	140,000	149,876
CSC Holdings LLC, 6.75%, 4/15/12(2)	200,000	206,250
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	120,000	131,410
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(2)	180,000	188,157
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	190,000	197,031
Discovery Communications LLC, 5.625%, 8/15/19(2)	100,000	110,629
Discovery Communications LLC, 4.375%, 6/15/21(2)	80,000	79,318
DISH DBS Corp., 7.00%, 10/1/13(2)	100,000	107,875
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	150,000	178,125
Lamar Media Corp., 9.75%, 4/1/14(2)	90,000	104,400
Lamar Media Corp., 7.875%, 4/15/18(2)	50,000	52,625
NBCUniversal Media LLC, 5.15%, 4/30/20(1)(2)	80,000	84,568
NBCUniversal Media LLC, 4.375%, 4/1/21(1)	210,000	208,067
News America, Inc., 6.90%, 8/15/39(2)	120,000	132,578
Omnicom Group, Inc., 4.45%, 8/15/20(2)	75,000	74,487
Salem Communications Corp., 9.625%, 12/15/16(2)	63,000	66,701
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	50,000	55,125
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(2)	100,000	110,750
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	100,000	104,553
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	155,000	179,916
Time Warner, Inc., 3.15%, 7/15/15(2)	140,000	144,861
Time Warner, Inc., 7.70%, 5/1/32(2)	100,000	121,075
Time Warner, Inc., 6.10%, 7/15/40(2)	70,000	71,402
Virgin Media Finance plc, 9.125%, 8/15/16(2)	120,000	126,600
Virgin Media Finance plc, 9.50%, 8/15/16(2)	100,000	113,500
Virgin Media Finance plc, 8.375%, 10/15/19(2)	200,000	224,000
Virgin Media Secured Finance plc, 6.50%, 1/15/18(2)	70,000	77,087
Virgin Media Secured Finance plc, 5.25%, 1/15/21(1)(2)	70,000	74,634
		4,149,149
METALS & MINING — 1.0%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	100,000	131,668
Anglo American Capital plc, 4.45%, 9/27/20(1)(2)	30,000	30,516

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	$ 135,000	$ 133,069
ArcelorMittal, 9.85%, 6/1/19(2)	110,000	139,580
ArcelorMittal, 5.25%, 8/5/20(2)	105,000	103,936
ArcelorMittal, 5.50%, 3/1/21(2)	90,000	90,247
Barrick Finance LLC, 4.40%, 5/30/21(1)	80,000	79,730
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	70,000	76,563
Newmont Mining Corp., 6.25%, 10/1/39(2)	80,000	83,321
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	60,000	57,492
Steel Dynamics, Inc., 7.625%, 3/15/20(2)	100,000	106,250
Teck Resources Ltd., 5.375%, 10/1/15(2)	50,000	55,375
Teck Resources Ltd., 3.15%, 1/15/17(3)	70,000	70,095
Teck Resources Ltd., 3.85%, 8/15/17	100,000	101,615
Vale Overseas Ltd., 5.625%, 9/15/19(2)	170,000	182,177
Vale Overseas Ltd., 4.625%, 9/15/20	90,000	89,899
		1,531,533
MULTILINE RETAIL — 0.2%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	120,000	123,335
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	90,000	101,429
		224,764
MULTI-UTILITIES — 0.7%
CMS Energy Corp., 4.25%, 9/30/15	50,000	51,656
CMS Energy Corp., 8.75%, 6/15/19(2)	240,000	293,998
Dominion Resources, Inc., 2.25%, 9/1/15(2)	200,000	199,580
Dominion Resources, Inc., 6.40%, 6/15/18(2)	120,000	139,338
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	98,000	100,995
PG&E Corp., 5.75%, 4/1/14(2)	10,000	11,042
Sempra Energy, 8.90%, 11/15/13(2)	100,000	115,611
Sempra Energy, 6.50%, 6/1/16(2)	60,000	69,527
Sempra Energy, 9.80%, 2/15/19(2)	30,000	40,279
		1,022,026
OFFICE ELECTRONICS — 0.2%
Xerox Corp., 5.65%, 5/15/13(2)	30,000	32,307
Xerox Corp., 4.25%, 2/15/15(2)	180,000	191,743
		224,050
OIL, GAS & CONSUMABLE FUELS — 3.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	160,000	180,208
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	90,000	94,208
Apache Corp., 5.25%, 2/1/42(2)	50,000	49,441
Arch Coal, Inc., 7.25%, 10/1/20(2)	150,000	153,375
Bill Barrett Corp., 9.875%, 7/15/16(2)	150,000	168,750
BP Capital Markets plc, 4.50%, 10/1/20(2)	80,000	81,682
Cenovus Energy, Inc., 4.50%, 9/15/14(2)	50,000	54,288
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	80,000	87,600
ConocoPhillips, 5.75%, 2/1/19(2)	160,000	184,189
Denbury Resources, Inc., 8.25%, 2/15/20(2)	100,000	109,500
El Paso Corp., 6.875%, 6/15/14(2)	50,000	56,107
El Paso Corp., 7.25%, 6/1/18(2)	150,000	169,150
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	60,000	68,851
Enbridge Energy Partners LP, 5.20%, 3/15/20(2)	70,000	74,305
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	100,000	95,200
Enterprise Products Operating LLC, 3.70%, 6/1/15(2)	70,000	73,423
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	240,000	275,477

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Enterprise Products Operating LLC, 5.20%, 9/1/20(2)	$ 160,000	$168,907
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	90,000	89,696
EOG Resources, Inc., 5.625%, 6/1/19(2)	60,000	67,360
EOG Resources, Inc., 4.10%, 2/1/21(2)	70,000	69,223
Forest Oil Corp., 8.50%, 2/15/14(2)	50,000	54,500
Hess Corp., 6.00%, 1/15/40(2)	60,000	62,313
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	120,000	138,896
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(2)	100,000	105,323
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	100,000	104,180
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	70,000	81,408
Marathon Petroleum Corp., 3.50%, 3/1/16(1)(2)	30,000	30,772
Marathon Petroleum Corp., 5.125%, 3/1/21(1)(2)	60,000	61,758
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(2)	225,000	230,625
Newfield Exploration Co., 6.875%, 2/1/20(2)	220,000	234,850
Nexen, Inc., 6.20%, 7/30/19(2)	110,000	123,700
Peabody Energy Corp., 6.50%, 9/15/20(2)	195,000	210,600
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	100,000	105,902
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	60,000	64,266
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	150,000	154,668
Petroleos Mexicanos, 6.00%, 3/5/20(2)	105,000	115,762
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(2)	40,000	41,979
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(2)	140,000	176,290
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	100,000	103,000
SandRidge Energy, Inc., 8.75%, 1/15/20(2)	100,000	107,000
Shell International Finance BV, 3.10%, 6/28/15(2)	240,000	250,955
Suncor Energy, Inc., 6.10%, 6/1/18(2)	138,000	157,089
Suncor Energy, Inc., 6.85%, 6/1/39(2)	50,000	56,652
Talisman Energy, Inc., 7.75%, 6/1/19(2)	180,000	219,578
Talisman Energy, Inc., 3.75%, 2/1/21(2)	60,000	56,789
TransCanada PipeLines Ltd., 3.80%, 10/1/20	20,000	19,812
Valero Energy Corp., 4.50%, 2/1/15(2)	140,000	149,520
Williams Partners LP, 4.125%, 11/15/20(2)	70,000	67,275
		5,656,402
PAPER & FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)(2)	200,000	204,064
International Paper Co., 9.375%, 5/15/19(2)	70,000	89,475
		293,539
PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc., 7.375%, 3/15/21(2)	225,000	235,406
NBTY, Inc., 9.00%, 10/1/18(1)	100,000	106,000
		341,406
PHARMACEUTICALS — 0.7%
Abbott Laboratories, 5.30%, 5/27/40(2)	120,000	120,987
AstraZeneca plc, 5.90%, 9/15/17(2)	40,000	46,649
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)(2)	425,000	438,813
Pfizer, Inc., 7.20%, 3/15/39(2)	60,000	75,583
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	32,000	35,044
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	100,000	115,331

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	$ 170,000	$ 184,724
		1,017,131
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Developers Diversified Realty Corp., 4.75%, 4/15/18(2)	150,000	147,999
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	72,892
HCP, Inc., 5.375%, 2/1/21	110,000	113,592
Kimco Realty Corp., 6.875%, 10/1/19(2)	110,000	127,946
ProLogis LP, 6.625%, 12/1/19(2)	130,000	141,716
ProLogis LP, 6.875%, 3/15/20(2)	4,000	4,422
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	107,200
Reckson Operating Partnership LP, 7.75%, 3/15/20(2)	115,000	131,886
Simon Property Group LP, 5.75%, 12/1/15(2)	70,000	78,619
UDR, Inc., 4.25%, 6/1/18(2)	70,000	69,578
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	130,000	128,794
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	80,000	78,190
WEA Finance LLC, 4.625%, 5/10/21(1)(2)	140,000	136,034
		1,338,868
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20(2)	200,000	206,500
ROAD & RAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(2)	100,000	107,250
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	50,000	46,765
Norfolk Southern Corp., 5.75%, 4/1/18(2)	100,000	113,288
		267,303
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(4)
Advanced Micro Devices, Inc., 8.125%, 12/15/17(2)	50,000	52,500
SOFTWARE — 0.5%
Intuit, Inc., 5.75%, 3/15/17(2)	100,000	112,321
Oracle Corp., 5.75%, 4/15/18(2)	200,000	229,102
Oracle Corp., 5.375%, 7/15/40(1)(2)	420,000	426,261
		767,684
SPECIALTY RETAIL — 0.5%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	103,000	104,802
Gap, Inc. (The), 5.95%, 4/12/21(2)	60,000	57,710
Home Depot, Inc. (The), 5.40%, 3/1/16(2)	50,000	55,903
Home Depot, Inc. (The), 5.95%, 4/1/41(2)	60,000	62,008
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	120,000	129,150
Rent-A-Center, Inc., 6.625%, 11/15/20(2)	200,000	200,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(2)	100,000	105,000
		714,573
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20(2)	110,000	107,250
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)	50,000	53,750
Polymer Group, Inc., 7.75%, 2/1/19(1)(2)	225,000	226,688
		387,688
TOBACCO — 0.2%
Altria Group, Inc., 10.20%, 2/6/39(2)	90,000	129,460
Philip Morris International, Inc., 4.125%, 5/17/21(2)	120,000	119,725
		249,185
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
America Movil SAB de CV, 5.00%, 10/16/19(2)	100,000	104,851
America Movil SAB de CV, 5.00%, 3/30/20(2)	100,000	104,754

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

American Tower Corp., 4.625%, 4/1/15(2)	$ 200,000	$ 210,652
Rogers Communications, Inc., 6.25%, 6/15/13(2)	70,000	76,792
SBA Telecommunications, Inc., 8.25%, 8/15/19(2)	100,000	107,500
Vodafone Group plc, 5.00%, 12/16/13(2)	140,000	152,387
Vodafone Group plc, 5.625%, 2/27/17(2)	140,000	156,984
		913,920
TOTAL CORPORATE BONDS
(Cost $48,958,908)		51,225,626
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 29.5%
FHLMC, 4.50%, 6/1/21(2)	157,195	167,814
FHLMC, 5.50%, 1/1/38(2)	122,219	132,497
FHLMC, 5.50%, 4/1/38(2)	653,442	707,374
FHLMC, 4.00%, 4/1/41	1,743,677	1,747,474
FHLMC, 6.50%, 7/1/47(2)	5,435	6,101
FNMA, 6.00%, settlement date 7/15/11(6)	1,560,000	1,713,563
FNMA, 6.50%, settlement date 7/15/11(6)	657,000	743,950
FNMA, 5.00%, 7/1/20(2)	278,762	301,240
FNMA, 5.00%, 7/1/31	1,640,000	1,753,783
FNMA, 4.50%, 10/1/33	1,653,736	1,726,587
FNMA, 5.00%, 11/1/33(2)	231,217	247,041
FNMA, 5.50%, 4/1/34	834,052	908,234
FNMA, 5.00%, 8/1/34(2)	454,980	486,318
FNMA, 5.50%, 8/1/34	924,885	1,006,568
FNMA, 5.00%, 4/1/35	2,282,235	2,437,367
FNMA, 5.00%, 8/1/35(2)	212,986	227,331
FNMA, 4.50%, 9/1/35(2)	233,496	243,235
FNMA, 5.50%, 7/1/36(2)	256,840	278,520
FNMA, 5.50%, 12/1/36(2)	429,591	465,853
FNMA, 6.00%, 7/1/37	611,863	676,053
FNMA, 6.00%, 8/1/37	547,060	604,452
FNMA, 6.50%, 8/1/37(2)	70,613	79,366
FNMA, 6.00%, 9/1/37	846,591	931,438
FNMA, 6.00%, 11/1/37	734,055	811,064
FNMA, 5.00%, 3/1/38	1,203,334	1,280,241
FNMA, 5.50%, 1/1/39	1,831,334	1,983,915
FNMA, 5.00%, 2/1/39	2,399,864	2,564,492
FNMA, 4.50%, 4/1/39	428,873	446,426
FNMA, 4.50%, 5/1/39	970,607	1,010,331
FNMA, 4.50%, 10/1/39	1,190,205	1,238,917
FNMA, 4.00%, 10/1/40	1,066,834	1,070,007
FNMA, 4.50%, 11/1/40	977,812	1,015,998
FNMA, 4.00%, 12/1/40	1,177,015	1,178,308
FNMA, 6.50%, 6/1/47(2)	5,658	6,347
FNMA, 6.50%, 8/1/47(2)	15,017	16,846
FNMA, 6.50%, 8/1/47(2)	22,897	25,686
FNMA, 6.50%, 9/1/47(2)	1,817	2,039
FNMA, 6.50%, 9/1/47(2)	6,693	7,508
FNMA, 6.50%, 9/1/47(2)	10,409	11,677
FNMA, 6.50%, 9/1/47(2)	14,833	16,640
FNMA, 6.50%, 9/1/47(2)	29,931	33,576
GNMA, 4.50%, settlement date 7/15/11 (6)	2,000,000	2,110,624
GNMA, 5.00%, settlement date 7/15/11(6)	1,000,000	1,083,594

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

GNMA, 5.50%, 12/15/32	$ 528,177	$ 584,791
GNMA, 6.00%, 9/20/38(2)	337,859	373,791
GNMA, 5.50%, 12/20/38	890,237	979,678
GNMA, 4.50%, 6/15/39	2,201,348	2,333,372
GNMA, 5.00%, 2/20/40	1,461,477	1,592,788
GNMA, 4.50%, 4/15/40	1,177,756	1,246,642
GNMA, 4.00%, 11/20/40	2,692,589	2,738,588
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $42,665,758)		43,356,045
U.S. TREASURY SECURITIES — 12.8%
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	2,000,000	2,343,750
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	300,000	257,719
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	100,000	98,109
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	160,000	160,125
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	1,200,000	1,251,750
U.S. Treasury Bonds, 4.375%, 5/15/40(2)	150,000	149,930
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	400,000	399,498
U.S. Treasury Notes, 4.25%, 9/30/12(2)	280,000	293,836
U.S. Treasury Notes, 1.375%, 10/15/12(2)	975,000	988,482
U.S. Treasury Notes, 1.375%, 11/15/12(2)	1,200,000	1,217,344
U.S. Treasury Notes, 0.50%, 11/30/12(2)	380,000	380,950
U.S. Treasury Notes, 1.375%, 1/15/13(2)	2,575,000	2,614,833
U.S. Treasury Notes, 1.375%, 5/15/13(2)	1,500,000	1,526,141
U.S. Treasury Notes, 1.25%, 3/15/14(2)	970,000	983,945
U.S. Treasury Notes, 2.625%, 12/31/14(2)	3,200,000	3,372,499
U.S. Treasury Notes, 2.125%, 2/29/16(2)	1,000,000	1,023,281
U.S. Treasury Notes, 2.00%, 4/30/16(2)	1,000,000	1,014,606
U.S. Treasury Notes, 2.375%, 7/31/17(2)	500,000	505,078
U.S. Treasury Notes, 2.625%, 4/30/18(2)	265,000	268,188
TOTAL U.S. TREASURY SECURITIES
(Cost $18,775,468)		18,850,064
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 7.6%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 7/1/11(2)	200,000	211,235
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	213,806	217,777
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(2)	420,000	424,507
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(2)	69,846	69,984
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/11(2)	168,031	174,282
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 7/1/11(2)	98,009	97,933
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 7/1/11(2)	150,000	150,778
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A3 SEQ, 4.57%, 8/10/42(2)	450,000	455,580
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 7/1/11(2)	300,000	320,640

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	$ 425,000	$ 428,349
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 7/1/11(2)	650,000	703,374
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.475%, 7/10/39(2)	473,661	473,366
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(2)	508,000	535,552
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(2)	550,000	580,244
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(2)	600,000	636,153
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.32%, 7/11/11(2)	200,000	215,490
LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class AJ, VRN, 4.86%, 7/11/11(2)	75,000	76,529
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	18,825	18,839
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30	251,000	256,446
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	700,000	707,420
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.84%, 7/15/40(2)	150,000	144,528
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 7/11/11(2)	400,000	413,345
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 7/11/11(2)	250,000	260,270
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(2)	771,937	781,104
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(2)	156,433	157,689
Morgan Stanley Capital I, Series 2004 HQ3, Class A3 SEQ, 4.49%, 1/13/41(2)	123,302	124,932
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)	337,971	340,931
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(2)	2,956	2,967
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(2)	300,000	312,214
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(2)	22,295	22,485
Wachovia Bank Commercial Mortgage Trust, Series 2004 C12, Class A3, VRN, 5.23%, 7/1/11(2)	292,922	295,008
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(2)	600,000	616,115
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/11(2)	969,000	996,316
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $11,187,535)		11,222,382
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 5.1%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	107,517	80,864
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(2)	91,194	91,821

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	$ 301,693	$ 304,152
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(2)	171,932	166,038
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.34%, 7/1/11(2)	257,926	249,631
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(2)	2,227	2,223
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	87,215	84,811
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	116,582	111,096
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.76%, 7/1/11(2)	107,425	95,828
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(2)	139,419	139,759
J.P. Morgan Mortgage Trust, Series 2005 A4, Class 2A1, VRN, 2.77%, 7/1/11(2)	107,994	91,600
J.P. Morgan Mortgage Trust, Series 2005 S2, Class 3A1, VRN, 6.78%, 7/1/11(2)	189,238	191,573
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	267,264	256,172
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(2)	369,729	383,209
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(2)	363,463	383,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR2, Class 2A2, VRN, 2.74%, 7/1/11	518,122	459,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	304,623	306,702
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	244,977	245,652
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	292,112	274,453
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.40%, 7/1/11(2)	34,890	35,027
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR15, Class A1, VRN, 5.35%, 7/1/11	302,038	257,281
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.45%, 7/1/11(2)	229,456	211,388
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	210,566	211,210
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(2)	200,000	194,554
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	250,000	244,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	297,088	278,577
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.08%, 7/1/11	344,130	340,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	281,752	293,502
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	259,412	252,664
		6,237,052

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.05% with no caps		$ 579,512	$ 583,889
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14		160,327	161,169
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.59%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)		23,031	23,065
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)		2,538	2,537
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.03% with no caps		261,412	262,798
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.04% with no caps		159,461	159,949
			1,193,407
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,407,093)			7,430,459
SOVEREIGN GOVERNMENTS & AGENCIES — 5.0%
BRAZIL — 0.5%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		370,000	430,125
Brazilian Government International Bond, 4.875%, 1/22/21		130,000	139,685
Brazilian Government International Bond, 5.625%, 1/7/41(2)		100,000	103,250
			673,060
CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16(2)		100,000	114,655
GERMANY — 3.8%
German Federal Republic, 3.50%, 7/4/19	EUR	3,500,000	5,329,626
KfW, 4.125%, 10/15/14(2)		$ 140,000	152,798
KfW, 2.00%, 6/1/16		180,000	180,058
			5,662,482
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(2)		170,000	173,150
MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17(2)		70,000	79,905
United Mexican States, 5.95%, 3/19/19(2)		250,000	288,125
United Mexican States, 5.125%, 1/15/20(2)		70,000	75,950
United Mexican States, 6.05%, 1/11/40(2)		80,000	85,520
			529,500
POLAND — 0.0%
Poland Government International Bond, 3.875%, 7/16/15(2)		40,000	41,410
Poland Government International Bond, 6.375%, 7/15/19(2)		50,000	57,250
Poland Government International Bond, 5.125%, 4/21/21(2)		60,000	62,175
			160,835
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		110,000	111,450
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $7,037,975)			7,425,132
MUNICIPAL SECURITIES — 2.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(2)		50,000	60,022
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(2)		65,000	63,287
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(2)		100,000	113,416

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(2)	$ 250,000	$ 273,558
California GO, (Building Bonds), 6.65%, 3/1/22(2)	40,000	44,874
California GO, (Building Bonds), 7.55%, 4/1/39(2)	50,000	57,702
California GO, (Building Bonds), 7.30%, 10/1/39(2)	10,000	11,224
California GO, (Building Bonds), 7.60%, 11/1/40(2)	25,000	28,983
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(2)	180,000	177,131
Illinois GO, 5.88%, 3/1/19(2)	165,000	170,272
Illinois GO, (Building Bonds), 7.35%, 7/1/35(2)	45,000	48,299
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	120,000	102,650
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	50,000	51,406
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35(2)	45,000	41,392
Los Angeles Community College District GO, (Election of 2008), (Building Bonds), 6.75%, 8/1/49(2)	150,000	173,952
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(2)	10,000	10,078
Maryland State Transportation Auth. Rev., (Building Bonds), 5.75%, 7/1/41(2)	30,000	31,988
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(2)	80,000	86,953
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(2)	125,000	137,298
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(2)	50,000	51,452
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	40,000	48,820
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(2)	60,000	70,308
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(2)	150,000	165,335
New York Municipal Water Finance Auth. Rev., Series 2010 D, (Building Bonds), 5.95%, 6/15/42(2)	80,000	86,731
Ohio State University General Receipts. Rev. (The), Series 2010 C, (Building Bonds), 4.91%, 6/1/40(2)	110,000	105,791
Ohio State Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(2)	80,000	77,638
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(2)	40,000	42,397
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49(2)	250,000	239,020
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(2)	175,000	183,838
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(2)	150,000	155,363
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(2)	115,000	107,296
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)	50,000	55,244
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	70,000	71,796
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(2)	140,000	146,098
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)	60,000	63,596
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(2)	70,000	71,564

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/ Shares	Value

Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	$ 90,000	$ 89,726
TOTAL MUNICIPAL SECURITIES
(Cost $3,358,011)		3,516,498
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 0.6%
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.6%
Bank of America Corp., 3.125%, 6/15/12(2)	400,000	411,033
General Electric Capital Corp., 2.20%, 6/8/12(2)	400,000	407,509
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $802,232)		818,542
ASSET-BACKED SECURITIES(4)(5)
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.50%, 7/25/11, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)
(Cost $14,982)	14,982	14,986
TEMPORARY CASH INVESTMENTS — 6.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	2,099,578	2,099,578
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $2,507,942), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $2,451,161)		2,451,161
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $2,084,114), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $2,042,634)		2,042,634
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $2,500,450), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $2,451,160)		2,451,160
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $9,044,533)		9,044,533
TOTAL INVESTMENT SECURITIES — 103.9%
(Cost $149,252,494)		152,904,267
OTHER ASSETS AND LIABILITIES — (3.9)%		(5,723,010)
TOTAL NET ASSETS — 100.0%		$147,181,257

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,100,868	EUR for USD	HSBC Bank plc	7/29/11	$4,493,747	$14,915
657,253	EUR for USD	Westpac Banking Corp.	7/29/11	952,484	(15,406)
30,000	EUR for USD	HSBC Bank plc	7/29/11	43,476	(331)
				$5,489,707	$(822)
(Value on Settlement Date $5,488,885)

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
30	U.S. Long Bond	September 2011	$3,690,938	$(18,349)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
92	U.S. Treasury 2-Year Notes	September 2011	$20,179,625	$(51,957)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$3,000,000	Pay quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and receive from Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 16 Index, par value of the proportional notional amount. Expires June 2016.	$ (4,166)	$(12,114)
CREDIT DEFAULT - SELL PROTECTION
250,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of Community Health Systems, Inc., par value of the proportional notional amount of Community Health System, Inc., 8.88%, 7/15/15. Expires December 2012.*	12,322	9,476
609,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	(69,321)	38,830
		(56,999)	48,306
		$(61,165)	$36,192
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,370,664, which represented 3.0% of total net assets.

(2)
Security, or a portion thereof, has been segregated for forward commitments, when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $30,464,000.

(3)	When-issued security.
(4)	Category is less than 0.05% of total net assets.
(5)	Final maturity date indicated, unless otherwise noted.
(6)	Forward commitment.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Core Plus – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	–	$51,225,626	–
U.S. Government Agency Mortgage-Backed Securities	–	43,356,045	–
U.S. Treasury Securities	–	18,850,064	–
Commercial Mortgage-Backed Securities	–	11,222,382	–
Collateralized Mortgage Obligations	–	7,430,459	–
Sovereign Governments & Agencies	–	7,425,132	–
Municipal Securities	–	3,516,498	–
U.S. Government Agency Securities and Equivalents	–	818,542	–
Asset-Backed Securities	–	14,986	–
Temporary Cash Investments	$2,099,578	6,944,955	–
Total Value of Investment Securities	$2,099,578	$150,804,689	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(822)	–
Futures Contracts	$(70,306)	–	–
Swap Agreements	–	97,357	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(70,306)	$96,535	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$149,253,559
Gross tax appreciation of investments	$4,305,774
Gross tax depreciation of investments	(655,066)
Net tax appreciation (depreciation) of investments	$3,650,708

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

June 30, 2011

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 29.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FNMA, VRN, 5.61%, 3/1/12(2)	$ 2,737,985	$ 2,911,700
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 29.5%
FHLMC, 6.50%, 12/1/12(2)	1,757	1,805
FHLMC, 6.00%, 1/1/13(2)	15,888	17,334
FHLMC, 7.00%, 11/1/13(2)	6,123	6,466
FHLMC, 7.00%, 6/1/14(2)	16,518	17,616
FHLMC, 6.50%, 6/1/16(2)	35,491	38,691
FHLMC, 6.50%, 6/1/16(2)	69,116	75,822
FHLMC, 5.00%, 11/1/17(2)	753,748	813,819
FHLMC, 4.50%, 1/1/19(2)	98,381	105,119
FHLMC, 5.00%, 1/1/21(2)	4,938,058	5,337,778
FHLMC, 5.00%, 4/1/21(2)	1,435,499	1,549,904
FHLMC, 7.00%, 9/1/27(2)	9,048	10,476
FHLMC, 6.50%, 1/1/28(2)	15,511	17,580
FHLMC, 7.00%, 2/1/28(2)	2,370	2,744
FHLMC, 6.50%, 3/1/29(2)	87,222	98,857
FHLMC, 6.50%, 6/1/29(2)	63,608	72,093
FHLMC, 7.00%, 8/1/29(2)	12,568	14,579
FHLMC, 7.50%, 8/1/29(2)	25,037	29,262
FHLMC, 5.00%, 4/1/31	14,283,782	15,252,257
FHLMC, 5.00%, 5/1/31	14,859,908	15,867,446
FHLMC, 6.50%, 5/1/31(2)	1,124	1,274
FHLMC, 6.50%, 5/1/31(2)	46,517	52,722
FHLMC, 6.50%, 6/1/31(2)	497	563
FHLMC, 6.50%, 6/1/31(2)	774	877
FHLMC, 6.50%, 6/1/31(2)	2,296	2,602
FHLMC, 6.50%, 6/1/31(2)	2,311	2,619
FHLMC, 6.50%, 6/1/31(2)	8,347	9,460
FHLMC, 6.50%, 6/1/31(2)	22,905	25,960
FHLMC, 5.50%, 12/1/33(2)	1,273,729	1,386,221
FHLMC, 6.00%, 9/1/35	26,636,215	29,459,734
FHLMC, 5.50%, 12/1/37	3,679,310	3,982,983
FHLMC, 5.50%, 1/1/38(2)	6,809,322	7,381,971
FHLMC, 6.00%, 2/1/38	22,840,149	25,139,936
FHLMC, 5.50%, 4/1/38(2)	8,168,023	8,842,174
FHLMC, 6.00%, 8/1/38(2)	953,053	1,050,505
FHLMC, 4.00%, 4/1/41	49,819,348	49,927,826
FHLMC, 6.50%, 7/1/47(2)	129,567	145,453
FNMA, 4.50%, settlement date 7/15/11(3)	72,000,000	74,475,000
FNMA, 5.00%, settlement date 7/15/11(3)	35,000,000	37,176,580
FNMA, 6.00%, settlement date 7/15/11(3)	9,100,000	9,995,786
FNMA, 6.50%, settlement date 7/15/11(3)	13,694,000	15,506,319
FNMA, 6.00%, 5/1/13(2)	2,121	2,315
FNMA, 6.00%, 5/1/13(2)	6,730	7,347
FNMA, 6.00%, 7/1/13(2)	19,215	20,977
FNMA, 6.00%, 12/1/13(2)	23,327	25,465
FNMA, 6.00%, 1/1/14(2)	17,648	19,266
FNMA, 6.00%, 2/1/14(2)	26,356	28,771

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

FNMA, 6.00%, 4/1/14(2)	$ 33,642	$ 36,726
FNMA, 5.50%, 12/1/16(2)	142,401	154,585
FNMA, 5.50%, 12/1/16(2)	338,063	366,989
FNMA, 5.00%, 6/1/18	5,544,000	5,987,572
FNMA, 4.50%, 5/1/19(2)	1,750,992	1,872,840
FNMA, 6.50%, 1/1/26(2)	55,400	63,288
FNMA, 7.00%, 12/1/27(2)	8,039	9,298
FNMA, 6.50%, 1/1/28(2)	5,504	6,265
FNMA, 7.00%, 1/1/28(2)	1,733	2,004
FNMA, 7.50%, 4/1/28(2)	24,582	28,781
FNMA, 7.00%, 5/1/28(2)	37,353	43,257
FNMA, 7.00%, 6/1/28(2)	3,831	4,436
FNMA, 6.50%, 1/1/29(2)	12,564	14,301
FNMA, 6.50%, 4/1/29(2)	35,913	40,876
FNMA, 7.00%, 7/1/29(2)	31,381	36,340
FNMA, 7.00%, 7/1/29(2)	36,362	42,115
FNMA, 7.50%, 7/1/29(2)	77,211	90,622
FNMA, 7.50%, 8/1/30(2)	40,171	47,194
FNMA, 7.50%, 9/1/30(2)	26,008	30,511
FNMA, 5.00%, 6/1/31	11,488,174	12,285,223
FNMA, 5.00%, 7/1/31	18,730,167	20,029,666
FNMA, 7.00%, 9/1/31(2)	122,211	141,565
FNMA, 6.50%, 1/1/32(2)	70,495	80,237
FNMA, 7.00%, 6/1/32(2)	756,569	875,056
FNMA, 6.50%, 8/1/32(2)	256,725	292,202
FNMA, 5.50%, 2/1/33	21,279,274	23,171,886
FNMA, 5.00%, 6/1/33	18,690,539	19,998,126
FNMA, 5.50%, 6/1/33(2)	1,266,717	1,379,381
FNMA, 5.50%, 7/1/33(2)	6,671,506	7,264,880
FNMA, 5.00%, 8/1/33	3,812,395	4,073,324
FNMA, 5.50%, 8/1/33(2)	1,448,369	1,577,189
FNMA, 5.50%, 9/1/33(2)	2,160,400	2,352,549
FNMA, 5.00%, 11/1/33(2)	11,689,131	12,489,164
FNMA, 5.50%, 1/1/34(2)	3,271,482	3,560,990
FNMA, 5.50%, 2/1/34	7,430,661	8,098,522
FNMA, 5.00%, 3/1/34	6,776,327	7,240,115
FNMA, 4.50%, 1/1/35	26,915,873	28,143,638
FNMA, 5.00%, 4/1/35	17,877,507	19,092,708
FNMA, 5.00%, 6/1/35	13,142,543	14,035,891
FNMA, 5.00%, 7/1/35	24,086,948	25,724,228
FNMA, 5.00%, 8/1/35(2)	1,100,083	1,174,173
FNMA, 4.50%, 9/1/35(2)	3,952,296	4,117,141
FNMA, 5.00%, 10/1/35	7,207,659	7,693,085
FNMA, 5.50%, 12/1/35	34,624,709	37,682,645
FNMA, 5.00%, 2/1/36(2)	5,062,937	5,403,920
FNMA, 5.50%, 4/1/36(2)	5,807,969	6,315,464
FNMA, 5.50%, 5/1/36(2)	12,012,221	13,061,838
FNMA, 5.50%, 7/1/36(2)	4,001,020	4,338,748
FNMA, 5.50%, 2/1/37(2)	1,961,347	2,126,905
FNMA, 5.50%, 5/1/37	5,581,692	6,046,740
FNMA, 6.00%, 8/1/37	4,981,006	5,503,560
FNMA, 6.50%, 8/1/37(2)	1,683,297	1,891,978

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

FNMA, 6.00%, 9/1/37	$ 25,380,750	$ 27,924,453
FNMA, 6.00%, 11/1/37	26,195,456	28,943,601
FNMA, 5.50%, 12/1/37	18,701,846	20,260,020
FNMA, 5.50%, 2/1/38(2)	4,322,836	4,678,947
FNMA, 5.50%, 6/1/38	6,604,182	7,172,994
FNMA, 6.00%, 9/1/38	2,175,144	2,375,127
FNMA, 6.00%, 11/1/38	2,439,443	2,663,726
FNMA, 5.50%, 12/1/38	14,702,648	15,996,541
FNMA, 5.00%, 1/1/39	8,458,717	9,038,975
FNMA, 5.50%, 1/1/39	86,334,324	93,527,405
FNMA, 4.50%, 2/1/39	13,720,112	14,230,190
FNMA, 5.00%, 2/1/39	28,725,693	30,696,240
FNMA, 4.50%, 4/1/39	12,482,258	12,993,125
FNMA, 4.50%, 5/1/39	28,662,384	29,835,461
FNMA, 5.00%, 8/1/39	15,350,669	16,403,705
FNMA, 4.50%, 10/1/39	35,144,915	36,583,305
FNMA, 4.00%, 10/1/40	31,281,065	31,374,089
FNMA, 4.50%, 11/1/40	28,908,814	30,037,773
FNMA, 4.00%, 12/1/40	37,144,696	37,185,511
FNMA, 6.50%, 6/1/47(2)	134,890	151,317
FNMA, 6.50%, 8/1/47(2)	357,981	401,577
FNMA, 6.50%, 8/1/47(2)	545,827	612,301
FNMA, 6.50%, 9/1/47(2)	43,324	48,600
FNMA, 6.50%, 9/1/47(2)	159,553	178,984
FNMA, 6.50%, 9/1/47(2)	248,147	278,368
FNMA, 6.50%, 9/1/47(2)	353,604	396,667
FNMA, 6.50%, 9/1/47(2)	713,501	800,394
GNMA, 4.50%, settlement date 7/15/11(3)	70,000,000	73,871,840
GNMA, 7.00%, 11/15/22(2)	41,508	47,793
GNMA, 7.00%, 4/20/26(2)	7,665	8,893
GNMA, 7.50%, 8/15/26(2)	14,742	17,280
GNMA, 8.00%, 8/15/26(2)	8,275	9,803
GNMA, 7.50%, 5/15/27(2)	19,360	22,723
GNMA, 8.00%, 6/15/27(2)	15,584	18,510
GNMA, 7.50%, 11/15/27(2)	2,108	2,474
GNMA, 7.00%, 2/15/28(2)	4,947	5,769
GNMA, 7.50%, 2/15/28(2)	7,393	8,688
GNMA, 6.50%, 3/15/28(2)	14,359	16,385
GNMA, 7.00%, 4/15/28(2)	2,489	2,902
GNMA, 6.50%, 5/15/28(2)	1,605	1,831
GNMA, 6.50%, 5/15/28(2)	38,336	43,745
GNMA, 7.00%, 12/15/28(2)	11,127	12,978
GNMA, 7.00%, 5/15/31(2)	70,187	82,013
GNMA, 4.50%, 8/15/33	6,383,079	6,789,335
GNMA, 6.00%, 9/20/38(2)	7,432,892	8,223,411
GNMA, 5.50%, 11/15/38	16,534,603	18,317,239
GNMA, 6.00%, 1/20/39	1,784,387	1,974,164
GNMA, 5.00%, 3/20/39	13,632,242	14,832,874
GNMA, 4.50%, 4/15/39	23,837,638	25,257,964
GNMA, 4.50%, 11/15/39	51,452,066	54,508,372
GNMA, 5.00%, 2/20/40	45,932,131	50,059,040
GNMA, 5.00%, 8/20/40	63,967,176	69,560,975

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

GNMA, 4.00%, 11/20/40	$ 78,843,915	$ 80,190,831
GNMA, 4.50%, 12/15/40	15,666,627	16,573,169
		1,495,391,488
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,466,040,582)		1,498,303,188
CORPORATE BONDS — 27.4%
AEROSPACE & DEFENSE — 0.4%
L-3 Communications Corp., 5.20%, 10/15/19(2)	290,000	300,589
Lockheed Martin Corp., 7.65%, 5/1/16(2)	1,700,000	2,085,980
Lockheed Martin Corp., 4.25%, 11/15/19(2)	5,680,000	5,835,041
Northrop Grumman Corp., 3.70%, 8/1/14(2)	1,300,000	1,380,052
United Technologies Corp., 6.125%, 2/1/19(2)	2,660,000	3,113,849
United Technologies Corp., 6.05%, 6/1/36(2)	1,027,000	1,158,322
United Technologies Corp., 5.70%, 4/15/40(2)	3,720,000	3,999,197
		17,873,030
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)	6,140,000	7,731,727
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	7,580,000	9,228,021
Diageo Capital plc, 5.20%, 1/30/13(2)	1,160,000	1,237,416
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(2)	1,330,000	1,346,700
PepsiCo, Inc., 4.875%, 11/1/40(2)	1,100,000	1,055,374
SABMiller plc, 5.50%, 8/15/13(2)(4)	1,621,000	1,756,355
		22,355,593
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(2)	2,560,000	2,966,477
Amgen, Inc., 3.45%, 10/1/20(2)	540,000	515,539
Amgen, Inc., 4.10%, 6/15/21(2)	2,440,000	2,423,884
		5,905,900
CAPITAL MARKETS — 2.7%
Ameriprise Financial, Inc., 5.30%, 3/15/20(2)	1,900,000	2,039,023
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	11,977,000	13,674,955
Credit Suisse (New York), 5.00%, 5/15/13(2)	4,330,000	4,623,145
Credit Suisse (New York), 5.50%, 5/1/14(2)	2,320,000	2,549,100
Credit Suisse (New York), 6.00%, 2/15/18(2)	2,660,000	2,872,824
Credit Suisse (New York), 5.30%, 8/13/19(2)	3,300,000	3,516,186
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	810,000	860,735
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	3,180,000	3,343,859
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	3,520,000	3,779,026
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(2)	3,790,000	3,861,267
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	13,710,000	13,867,007
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	11,070,000	12,892,642
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	7,120,000	7,360,578
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)	2,210,000	2,235,581
Jefferies Group, Inc., 5.125%, 4/13/18	3,960,000	3,971,583
Korea Development Bank, 3.25%, 3/9/16(2)	3,480,000	3,485,631
Korea Development Bank, 4.00%, 9/9/16(2)	2,470,000	2,536,959
Morgan Stanley, 4.20%, 11/20/14(2)	4,850,000	5,038,995
Morgan Stanley, 6.00%, 4/28/15(2)	6,310,000	6,843,738
Morgan Stanley, 6.625%, 4/1/18(2)	5,770,000	6,361,765
Morgan Stanley, 7.30%, 5/13/19(2)	2,430,000	2,758,364

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 5.625%, 9/23/19(2)	$ 4,000,000	$ 4,108,896
Morgan Stanley, 5.50%, 7/24/20(2)	3,500,000	3,546,683
Morgan Stanley, 5.75%, 1/25/21(2)	5,520,000	5,591,821
Northern Trust Corp., 6.50%, 8/15/18	2,480,000	2,874,816
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	2,780,000	2,828,714
UBS AG (Stamford Branch), 2.25%, 1/28/14(2)	1,710,000	1,728,480
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	7,130,000	7,827,314
UBS AG (Stamford Branch), 5.75%, 4/25/18(2)	1,250,000	1,356,449
		138,336,136
CHEMICALS — 0.3%
CF Industries, Inc., 6.875%, 5/1/18	4,130,000	4,692,712
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	5,551,000	6,238,403
Dow Chemical Co. (The), 2.50%, 2/15/16(2)	2,960,000	2,943,616
Mosaic Co. (The), 7.625%, 12/1/16(2)(4)	2,100,000	2,231,475
Rohm & Haas Co., 5.60%, 3/15/13(2)	550,000	589,383
		16,695,589
COMMERCIAL BANKS — 1.6%
Barclays Bank plc, 5.00%, 9/22/16(2)	3,590,000	3,864,398
BB&T Corp., 5.70%, 4/30/14(2)	1,680,000	1,865,188
BB&T Corp., 3.20%, 3/15/16	4,400,000	4,503,743
BNP Paribas SA, 3.60%, 2/23/16(2)	2,960,000	2,994,836
Fifth Third Bancorp., 6.25%, 5/1/13(2)	3,882,000	4,204,024
HSBC Bank plc, 3.50%, 6/28/15(2)(4)	3,940,000	4,045,060
HSBC Bank plc, 3.10%, 5/24/16(2)(4)	2,180,000	2,166,951
HSBC Holdings plc, 5.10%, 4/5/21	2,800,000	2,872,909
HSBC Holdings plc, 6.80%, 6/1/38(2)	1,620,000	1,734,320
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)	840,000	948,171
National Australia Bank Ltd., 2.75%, 9/28/15(2)(4)	2,210,000	2,209,686
PNC Bank N.A., 4.875%, 9/21/17(2)	882,000	946,839
PNC Bank N.A., 6.00%, 12/7/17(2)	1,830,000	2,056,748
PNC Funding Corp., 3.625%, 2/8/15(2)	2,800,000	2,950,508
PNC Funding Corp., 4.25%, 9/21/15(2)	430,000	461,595
PNC Funding Corp., 4.375%, 8/11/20(2)	1,720,000	1,742,243
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	5,450,000	5,478,536
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)	8,700,000	8,781,145
SunTrust Bank, 7.25%, 3/15/18(2)	320,000	369,494
SunTrust Banks, Inc., 3.60%, 4/15/16(2)	1,141,000	1,152,773
U.S. Bancorp., 3.44%, 2/1/16	2,760,000	2,805,667
Wachovia Bank N.A., 4.80%, 11/1/14(2)	1,500,000	1,603,950
Wachovia Bank N.A., 4.875%, 2/1/15(2)	3,320,000	3,566,158
Wells Fargo & Co., 4.375%, 1/31/13(2)	4,280,000	4,492,986
Wells Fargo & Co., 3.68%, 6/15/16(2)	3,300,000	3,392,354
Wells Fargo & Co., 5.625%, 12/11/17(2)	3,700,000	4,090,147
Wells Fargo & Co., 4.60%, 4/1/21(2)	4,400,000	4,429,946
Westpac Banking Corp., 3.00%, 8/4/15(2)	2,520,000	2,548,680
		82,279,055
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Corrections Corp. of America, 6.25%, 3/15/13(2)	4,170,000	4,180,425
Corrections Corp. of America, 7.75%, 6/1/17(2)	2,800,000	3,062,500
International Lease Finance Corp., 5.75%, 5/15/16(2)	3,170,000	3,123,379
Republic Services, Inc., 3.80%, 5/15/18(2)	1,550,000	1,558,133
Republic Services, Inc., 5.50%, 9/15/19(2)	6,641,000	7,247,191

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Republic Services, Inc., 5.70%, 5/15/41(2)	$ 2,160,000	$ 2,116,085
Waste Management, Inc., 4.75%, 6/30/20(2)	1,120,000	1,163,737
Waste Management, Inc., 6.125%, 11/30/39(2)	2,070,000	2,173,686
		24,625,136
COMMUNICATIONS EQUIPMENT(5)
Cisco Systems, Inc., 5.90%, 2/15/39(2)	1,560,000	1,653,963
CONSUMER FINANCE — 0.8%
American Express Centurion Bank, 5.55%, 10/17/12(2)	2,600,000	2,745,301
American Express Centurion Bank, 6.00%, 9/13/17(2)	4,840,000	5,463,600
American Express Co., 7.25%, 5/20/14(2)	4,900,000	5,606,144
American Express Credit Corp., 2.75%, 9/15/15(2)	1,830,000	1,830,463
American Honda Finance Corp., 2.375%, 3/18/13(2)(4)	3,120,000	3,180,029
American Honda Finance Corp., 2.50%, 9/21/15(2)(4)	5,960,000	5,994,371
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	3,000,000	3,685,254
Ford Motor Credit Co. LLC, 7.00%, 10/1/13(2)	100,000	107,095
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	3,040,000	3,153,289
John Deere Capital Corp., 4.90%, 9/9/13(2)	1,200,000	1,302,869
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(4)	2,150,000	2,197,928
SLM Corp., 5.00%, 10/1/13(2)	4,050,000	4,213,336
SLM Corp., 6.25%, 1/25/16(2)	2,900,000	3,010,409
		42,490,088
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(2)	2,950,000	3,230,250
Ball Corp., 6.75%, 9/15/20(2)	3,450,000	3,678,563
		6,908,813
DIVERSIFIED FINANCIAL SERVICES — 3.3%
Arch Western Finance LLC, 6.75%, 7/1/13(2)	1,577,000	1,586,856
Bank of America Corp., 4.50%, 4/1/15(2)	5,420,000	5,669,336
Bank of America Corp., 6.50%, 8/1/16(2)	13,040,000	14,551,779
Bank of America Corp., 5.75%, 12/1/17(2)	2,890,000	3,075,177
Bank of America Corp., 5.625%, 7/1/20(2)	5,080,000	5,251,064
Bank of America Corp., 5.00%, 5/13/21(2)	4,620,000	4,569,476
Bank of America N.A., 5.30%, 3/15/17(2)	6,439,000	6,641,519
Citigroup, Inc., 6.00%, 12/13/13(2)	7,270,000	7,907,230
Citigroup, Inc., 6.01%, 1/15/15(2)	12,960,000	14,268,066
Citigroup, Inc., 4.75%, 5/19/15	1,420,000	1,502,481
Citigroup, Inc., 3.95%, 6/15/16	3,300,000	3,380,348
Citigroup, Inc., 6.125%, 5/15/18(2)	13,080,000	14,417,103
Citigroup, Inc., 8.50%, 5/22/19(2)	1,200,000	1,489,010
Citigroup, Inc., 8.125%, 7/15/39(2)	2,600,000	3,263,811
General Electric Capital Corp., 3.75%, 11/14/14(2)	9,460,000	10,017,913
General Electric Capital Corp., 2.25%, 11/9/15(2)	5,220,000	5,134,183
General Electric Capital Corp., 5.625%, 9/15/17(2)	5,480,000	6,054,507
General Electric Capital Corp., 6.00%, 8/7/19(2)	8,480,000	9,399,300
General Electric Capital Corp., 4.375%, 9/16/20(2)	5,970,000	5,908,652
General Electric Capital Corp., 4.625%, 1/7/21(2)	3,640,000	3,665,899
General Electric Capital Corp., 5.30%, 2/11/21(2)	1,870,000	1,948,153
General Electric Capital Corp., 6.875%, 1/10/39(2)	2,000,000	2,271,488
HSBC Finance Corp., 4.75%, 7/15/13(2)	1,400,000	1,482,909
JPMorgan Chase & Co., 3.70%, 1/20/15(2)	2,240,000	2,330,250
JPMorgan Chase & Co., 3.45%, 3/1/16	8,000,000	8,153,960
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	13,980,000	15,561,474

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

JPMorgan Chase Bank N.A., 5.875%, 6/13/16(2)	$ 1,250,000	$ 1,384,494
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(4)	2,158,000	2,045,963
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(2)(4)	2,920,000	2,933,125
		165,865,526
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Alltel Corp., 7.875%, 7/1/32(2)	1,190,000	1,567,248
AT&T, Inc., 6.70%, 11/15/13(2)	2,170,000	2,434,219
AT&T, Inc., 5.10%, 9/15/14(2)	1,000,000	1,099,399
AT&T, Inc., 6.80%, 5/15/36(2)	1,000,000	1,121,577
AT&T, Inc., 6.55%, 2/15/39(2)	8,240,000	9,068,079
British Telecommunications plc, 5.15%, 1/15/13(2)	2,060,000	2,184,527
British Telecommunications plc, 5.95%, 1/15/18(2)	6,730,000	7,439,651
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	7,070,000	7,795,410
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	2,490,000	3,236,400
CenturyLink, Inc., 6.15%, 9/15/19(2)	3,300,000	3,322,407
CenturyLink, Inc., 7.60%, 9/15/39(2)	1,640,000	1,581,941
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	4,800,000	5,668,824
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	800,000	1,058,597
Embarq Corp., 7.08%, 6/1/16(2)	944,000	1,049,983
France Telecom SA, 4.375%, 7/8/14(2)	3,140,000	3,401,822
Qwest Corp., 8.875%, 3/15/12(2)	1,300,000	1,371,500
Qwest Corp., 7.50%, 10/1/14(2)	800,000	901,000
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	4,155,000	4,472,808
Telecom Italia Capital SA, 7.00%, 6/4/18(2)	3,100,000	3,393,406
Telecom Italia Capital SA, 7.175%, 6/18/19(2)	1,780,000	1,967,199
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	2,800,000	2,943,276
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,620,000	3,679,310
Verizon Communications, Inc., 6.10%, 4/15/18(2)	2,799,000	3,210,400
Verizon Communications, Inc., 8.75%, 11/1/18(2)	2,670,000	3,477,114
Verizon Communications, Inc., 4.60%, 4/1/21(2)	2,980,000	3,078,602
Verizon Communications, Inc., 7.35%, 4/1/39(2)	3,660,000	4,411,830
Windstream Corp., 7.875%, 11/1/17(2)	3,540,000	3,774,525
		88,711,054
ELECTRIC UTILITIES — 0.6%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	1,123,000	1,242,309
Carolina Power & Light Co., 5.25%, 12/15/15(2)	545,000	615,138
Carolina Power & Light Co., 5.30%, 1/15/19(2)	770,000	860,339
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	2,331,000	2,550,527
Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	1,670,000	2,041,099
Duke Energy Corp., 6.30%, 2/1/14(2)	1,570,000	1,753,907
Duke Energy Corp., 3.95%, 9/15/14(2)	4,010,000	4,266,387
Edison International, 3.75%, 9/15/17(2)	2,920,000	2,935,453
FirstEnergy Corp., 6.45%, 11/15/11(2)	96,000	97,801
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	5,220,000	5,623,824
Florida Power Corp., 5.65%, 6/15/18(2)	790,000	902,111
Florida Power Corp., 6.35%, 9/15/37(2)	1,307,000	1,501,237
Niagara Mohawk Power Corp., 4.88%, 8/15/19(4)	1,600,000	1,697,640
Pacificorp, 6.00%, 1/15/39(2)	2,340,000	2,592,495
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	790,000	905,990
Southern California Edison Co., 5.625%, 2/1/36(2)	780,000	826,329
		30,412,586

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	$ 4,384,000	$ 4,877,200
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	3,570,000	3,516,450
		8,393,650
ENERGY EQUIPMENT & SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16(2)	2,580,000	2,621,205
Pride International, Inc., 6.875%, 8/15/20(2)	800,000	931,800
Transocean, Inc., 6.50%, 11/15/20(2)	2,190,000	2,451,736
Weatherford International Ltd., 9.625%, 3/1/19(2)	3,400,000	4,394,925
Weatherford International Ltd., 5.125%, 9/15/20(2)	2,030,000	2,075,092
		12,474,758
FOOD & STAPLES RETAILING — 0.8%
CVS Caremark Corp., 6.60%, 3/15/19(2)	6,730,000	7,819,230
Delhaize Group SA, 5.875%, 2/1/14(2)	4,310,000	4,729,605
Delhaize Group SA, 6.50%, 6/15/17(2)	550,000	634,527
Kroger Co. (The), 5.00%, 4/15/13(2)	1,580,000	1,684,474
Kroger Co. (The), 6.40%, 8/15/17(2)	3,900,000	4,571,923
Safeway, Inc., 5.80%, 8/15/12(2)	1,670,000	1,757,323
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	1,060,000	1,181,828
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	640,000	711,594
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	940,000	972,847
Wal-Mart Stores, Inc., 4.875%, 7/8/40	3,440,000	3,222,702
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	3,680,000	3,477,747
Wal-Mart Stores, Inc., 5.625%, 4/15/41(2)	7,170,000	7,424,349
		38,188,149
FOOD PRODUCTS — 0.5%
General Mills, Inc., 5.25%, 8/15/13(2)	4,970,000	5,401,620
Kellogg Co., 4.45%, 5/30/16(2)	2,400,000	2,619,962
Kraft Foods, Inc., 6.00%, 2/11/13(2)	830,000	895,172
Kraft Foods, Inc., 6.75%, 2/19/14(2)	1,190,000	1,348,348
Kraft Foods, Inc., 6.125%, 2/1/18(2)	2,800,000	3,224,052
Kraft Foods, Inc., 5.375%, 2/10/20(2)	6,090,000	6,664,975
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	1,900,000	1,989,992
Mead Johnson Nutrition Co., 5.90%, 11/1/39(2)	2,600,000	2,705,739
Tyson Foods, Inc., 6.85%, 4/1/16(2)	2,580,000	2,863,800
		27,713,660
GAS UTILITIES(5)
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	950,000	994,336
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc., 5.90%, 9/1/16(2)	1,130,000	1,325,187
Boston Scientific Corp., 4.50%, 1/15/15(2)	2,320,000	2,447,261
CareFusion Corp., 4.125%, 8/1/12(2)	400,000	412,353
Covidien International Finance SA, 1.875%, 6/15/13(2)	3,580,000	3,642,163
		7,826,964
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Express Scripts, Inc., 5.25%, 6/15/12(2)	5,700,000	5,931,517
Express Scripts, Inc., 7.25%, 6/15/19(2)	8,020,000	9,601,985
HCA, Inc., 7.875%, 2/15/20(2)	7,340,000	8,000,600
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	7,061,000	7,863,935
WellPoint, Inc., 5.80%, 8/15/40(2)	1,470,000	1,498,250
		32,896,287

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

HOTELS, RESTAURANTS & LEISURE — 0.1%
International Game Technology, 5.50%, 6/15/20(2)	$ 2,150,000	$ 2,210,753
McDonald's Corp., 5.35%, 3/1/18(2)	1,550,000	1,758,934
Wyndham Worldwide Corp., 6.00%, 12/1/16(2)	1,500,000	1,593,997
		5,563,684
HOUSEHOLD DURABLES — 0.2%
Jarden Corp., 8.00%, 5/1/16	4,960,000	5,406,400
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	2,500,000	2,589,345
		7,995,745
HOUSEHOLD PRODUCTS(5)
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	820,000	1,030,460
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The), 8.00%, 10/15/17(2)	6,000,000	6,390,000
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	3,000,000	3,134,163
		9,524,163
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(2)	2,734,000	2,902,526
General Electric Co., 5.25%, 12/6/17(2)	4,251,000	4,712,982
		7,615,508
INSURANCE — 1.2%
Allstate Corp. (The), 7.45%, 5/16/19	4,840,000	5,764,900
American International Group, Inc., 3.65%, 1/15/14	1,680,000	1,712,459
American International Group, Inc., 5.85%, 1/16/18(2)	7,320,000	7,676,484
American International Group, Inc., 8.25%, 8/15/18(2)	2,050,000	2,354,550
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	2,770,000	2,823,935
CNA Financial Corp., 5.875%, 8/15/20(2)	1,640,000	1,707,089
CNA Financial Corp., 5.75%, 8/15/21	1,080,000	1,116,562
Genworth Financial, Inc., 7.20%, 2/15/21(2)	1,680,000	1,683,044
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	3,780,000	3,898,518
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	2,420,000	2,633,829
Lincoln National Corp., 6.25%, 2/15/20(2)	3,550,000	3,908,752
MetLife Global Funding I, 2.875%, 9/17/12(2)(4)	600,000	613,282
MetLife Global Funding I, 5.125%, 4/10/13(2)(4)	2,170,000	2,309,529
MetLife, Inc., 2.375%, 2/6/14(2)	1,600,000	1,631,003
MetLife, Inc., 6.75%, 6/1/16(2)	5,100,000	5,939,700
New York Life Global Funding, 4.65%, 5/9/13(2)(4)	1,630,000	1,744,234
Prudential Financial, Inc., 3.625%, 9/17/12(2)	1,850,000	1,899,560
Prudential Financial, Inc., 7.375%, 6/15/19(2)	3,690,000	4,380,318
Prudential Financial, Inc., 5.375%, 6/21/20(2)	2,700,000	2,847,695
Prudential Financial, Inc., 5.40%, 6/13/35(2)	600,000	551,414
Prudential Financial, Inc., 6.20%, 11/15/40(2)	1,275,000	1,307,390
Prudential Financial, Inc., 5.625%, 5/12/41(2)	1,640,000	1,521,966
		60,026,213
INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(2)	1,220,000	1,139,532
Google, Inc., 2.125%, 5/19/16(2)	2,880,000	2,889,533
		4,029,065
LIFE SCIENCES TOOLS & SERVICES(5)
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(2)	500,000	509,301
MACHINERY — 0.1%
Danaher Corp., 3.90%, 6/23/21	3,670,000	3,660,348

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Deere & Co., 5.375%, 10/16/29(2)	$ 3,450,000	$ 3,670,234
		7,330,582
MEDIA — 2.4%
CBS Corp., 4.30%, 2/15/21(2)	2,980,000	2,912,884
Comcast Corp., 5.90%, 3/15/16(2)	8,444,000	9,617,648
Comcast Corp., 5.70%, 5/15/18(2)	1,350,000	1,507,657
Comcast Corp., 5.15%, 3/1/20(2)	1,700,000	1,832,432
Comcast Corp., 6.40%, 5/15/38(2)	6,400,000	6,851,462
CSC Holdings LLC, 6.75%, 4/15/12(2)	742,000	765,188
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	3,430,000	3,756,145
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(2)	4,120,000	4,306,694
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	8,510,000	8,824,913
Discovery Communications LLC, 5.625%, 8/15/19(2)	2,803,000	3,100,920
Discovery Communications LLC, 4.375%, 6/15/21(2)	2,900,000	2,875,289
DISH DBS Corp., 7.00%, 10/1/13(2)	1,815,000	1,957,931
DISH DBS Corp., 6.75%, 6/1/21(2)(4)	3,000,000	3,090,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	6,040,000	7,172,500
Lamar Media Corp., 9.75%, 4/1/14(2)	3,380,000	3,920,800
NBCUniversal Media LLC, 5.15%, 4/30/20(2)(4)	2,280,000	2,410,193
NBCUniversal Media LLC, 4.375%, 4/1/21(4)	5,630,000	5,578,170
News America, Inc., 6.90%, 8/15/39(2)	4,090,000	4,518,689
Omnicom Group, Inc., 4.45%, 8/15/20(2)	4,840,000	4,806,880
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	4,410,000	4,610,778
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	9,700,000	11,259,246
Time Warner, Inc., 3.15%, 7/15/15(2)	4,070,000	4,211,310
Time Warner, Inc., 4.875%, 3/15/20(2)	3,450,000	3,576,681
Time Warner, Inc., 7.70%, 5/1/32(2)	2,740,000	3,317,463
Time Warner, Inc., 6.10%, 7/15/40(2)	2,530,000	2,580,684
Virgin Media Finance plc, 9.125%, 8/15/16(2)	550,000	580,250
Virgin Media Secured Finance plc, 6.50%, 1/15/18(2)	7,440,000	8,193,300
Virgin Media Secured Finance plc, 5.25%, 1/15/21(2)(4)	2,200,000	2,345,629
		120,481,736
METALS & MINING — 0.9%
Anglo American Capital plc, 9.375%, 4/8/19(2)(4)	2,250,000	2,962,532
Anglo American Capital plc, 4.45%, 9/27/20(2)(4)	710,000	722,223
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	4,080,000	4,021,656
ArcelorMittal, 9.85%, 6/1/19(2)	3,850,000	4,885,284
ArcelorMittal, 5.25%, 8/5/20(2)	2,710,000	2,682,526
ArcelorMittal, 5.50%, 3/1/21(2)	2,950,000	2,958,113
Barrick Finance LLC, 4.40%, 5/30/21(4)	3,250,000	3,239,044
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	3,785,000	4,139,851
Newmont Mining Corp., 6.25%, 10/1/39(2)	2,640,000	2,749,608
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	1,660,000	1,590,625
Teck Resources Ltd., 5.375%, 10/1/15(2)	1,589,000	1,759,811
Teck Resources Ltd., 3.15%, 1/15/17(6)	2,620,000	2,623,545
Teck Resources Ltd., 3.85%, 8/15/17	800,000	812,921
Vale Overseas Ltd., 5.625%, 9/15/19(2)	5,950,000	6,376,181
Vale Overseas Ltd., 4.625%, 9/15/20	4,470,000	4,464,971
		45,988,891

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	$ 1,296,000	$ 1,332,022
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	2,650,000	2,986,513
		4,318,535
MULTI-UTILITIES — 0.6%
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,250,070
CMS Energy Corp., 8.75%, 6/15/19(2)	6,660,000	8,158,434
Dominion Resources, Inc., 6.40%, 6/15/18(2)	4,350,000	5,050,994
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	3,745,000	3,859,462
PG&E Corp., 5.75%, 4/1/14(2)	1,030,000	1,137,356
Sempra Energy, 8.90%, 11/15/13(2)	3,740,000	4,323,870
Sempra Energy, 6.50%, 6/1/16(2)	2,090,000	2,421,854
Sempra Energy, 9.80%, 2/15/19(2)	1,840,000	2,470,450
		28,672,490
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(2)	1,370,000	1,475,357
Xerox Corp., 4.25%, 2/15/15(2)	3,600,000	3,834,853
		5,310,210
OIL, GAS & CONSUMABLE FUELS — 2.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	4,240,000	4,775,508
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	3,750,000	3,925,316
Apache Corp., 5.25%, 2/1/42(2)	1,600,000	1,582,107
BP Capital Markets plc, 3.20%, 3/11/16(2)	2,820,000	2,869,959
BP Capital Markets plc, 4.50%, 10/1/20(2)	2,260,000	2,307,510
Cenovus Energy, Inc., 4.50%, 9/15/14(2)	2,260,000	2,453,818
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	2,400,000	2,628,000
ConocoPhillips, 5.75%, 2/1/19(2)	4,200,000	4,834,973
El Paso Corp., 7.25%, 6/1/18(2)	5,150,000	5,807,485
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	2,470,000	2,834,374
Enbridge Energy Partners LP, 5.20%, 3/15/20(2)	1,610,000	1,709,020
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	2,970,000	2,827,431
Enterprise Products Operating LLC, 3.70%, 6/1/15(2)	2,500,000	2,622,265
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	7,370,000	8,459,426
Enterprise Products Operating LLC, 5.20%, 9/1/20(2)	2,545,000	2,686,678
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	2,775,000	2,765,629
EOG Resources, Inc., 5.625%, 6/1/19(2)	1,800,000	2,020,802
EOG Resources, Inc., 4.10%, 2/1/21(2)	2,550,000	2,521,700
Hess Corp., 6.00%, 1/15/40(2)	2,100,000	2,180,972
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	3,630,000	4,201,605
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(2)	2,600,000	2,738,388
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	3,270,000	3,406,670
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	3,450,000	4,012,257
Marathon Petroleum Corp., 3.50%, 3/1/16(2)(4)	2,560,000	2,625,846
Marathon Petroleum Corp., 5.125%, 3/1/21(2)(4)	2,350,000	2,418,848
Newfield Exploration Co., 6.875%, 2/1/20(2)	6,000,000	6,405,000
Nexen, Inc., 6.20%, 7/30/19(2)	2,850,000	3,204,967
Peabody Energy Corp., 6.50%, 9/15/20(2)	2,200,000	2,376,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	2,000,000	2,118,048
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	2,290,000	2,452,833
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	5,950,000	6,135,176
Petroleos Mexicanos, 6.00%, 3/5/20(2)	3,600,000	3,969,000
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(2)	2,750,000	2,886,067

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(2)	$ 5,060,000	$ 6,371,618
Shell International Finance BV, 3.10%, 6/28/15(2)	5,900,000	6,169,305
Shell International Finance BV, 6.375%, 12/15/38(2)	10,000	11,635
Suncor Energy, Inc., 6.10%, 6/1/18(2)	4,065,000	4,627,299
Suncor Energy, Inc., 6.85%, 6/1/39(2)	1,650,000	1,869,524
Talisman Energy, Inc., 7.75%, 6/1/19(2)	6,020,000	7,343,654
Talisman Energy, Inc., 3.75%, 2/1/21(2)	2,100,000	1,987,608
TransCanada PipeLines Ltd., 3.80%, 10/1/20	120,000	118,869
Valero Energy Corp., 4.50%, 2/1/15(2)	5,180,000	5,532,240
Williams Partners LP, 4.125%, 11/15/20(2)	2,210,000	2,123,960
		146,919,390
PAPER & FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(2)(4)	6,620,000	6,754,518
International Paper Co., 9.375%, 5/15/19(2)	1,830,000	2,339,130
		9,093,648
PHARMACEUTICALS — 0.6%
Abbott Laboratories, 5.30%, 5/27/40(2)	3,085,000	3,110,380
AstraZeneca plc, 5.90%, 9/15/17(2)	830,000	967,956
Pfizer, Inc., 7.20%, 3/15/39(2)	3,460,000	4,358,642
Roche Holdings, Inc., 5.00%, 3/1/14(2)(4)	1,747,000	1,913,175
Roche Holdings, Inc., 6.00%, 3/1/19(2)(4)	6,233,000	7,188,600
Sanofi, 4.00%, 3/29/21(2)	2,172,000	2,175,021
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	7,600,000	8,258,266
		27,972,040
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Boston Properties LP, 5.00%, 6/1/15(2)	1,000,000	1,084,514
Developers Diversified Realty Corp., 5.375%, 10/15/12(2)	1,750,000	1,801,760
Developers Diversified Realty Corp., 4.75%, 4/15/18(2)	6,130,000	6,048,214
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	895,529
HCP, Inc., 3.75%, 2/1/16(2)	3,340,000	3,398,513
HCP, Inc., 5.375%, 2/1/21	5,070,000	5,235,576
Kimco Realty Corp., 6.875%, 10/1/19(2)	2,570,000	2,989,278
ProLogis LP, 6.625%, 12/1/19(2)	3,340,000	3,641,014
ProLogis LP, 6.875%, 3/15/20(2)	144,000	159,175
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,779,518
Reckson Operating Partnership LP, 7.75%, 3/15/20(2)	3,805,000	4,363,715
Simon Property Group LP, 5.10%, 6/15/15(2)	60,000	66,271
Simon Property Group LP, 5.75%, 12/1/15(2)	2,980,000	3,346,942
UDR, Inc., 4.25%, 6/1/18(2)	2,540,000	2,524,702
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	4,560,000	4,517,701
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	2,740,000	2,678,002
WEA Finance LLC, 4.625%, 5/10/21(2)(4)	5,040,000	4,897,207
		49,427,631
ROAD & RAIL — 0.1%
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	1,480,000	1,384,262
CSX Corp., 5.75%, 3/15/13(2)	1,680,000	1,808,029
Norfolk Southern Corp., 5.75%, 1/15/16(2)	750,000	853,468
Norfolk Southern Corp., 5.75%, 4/1/18(2)	2,400,000	2,718,905
		6,764,664
SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17(2)	2,833,000	3,182,051
Oracle Corp., 5.25%, 1/15/16(2)	5,000,000	5,645,790

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Oracle Corp., 5.375%, 7/15/40(2)(4)	$ 5,430,000	$ 5,510,945
		14,338,786
SPECIALTY RETAIL — 0.3%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	765,000	778,387
Gap, Inc. (The), 5.95%, 4/12/21(2)	2,600,000	2,500,748
Home Depot, Inc. (The), 5.40%, 3/1/16(2)	3,360,000	3,756,692
Home Depot, Inc. (The), 5.95%, 4/1/41(2)	2,290,000	2,366,633
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	3,550,000	3,820,687
		13,223,147
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20(2)	3,230,000	3,149,250
TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19(2)	475,000	619,972
Altria Group, Inc., 10.20%, 2/6/39(2)	2,550,000	3,668,050
Philip Morris International, Inc., 4.125%, 5/17/21(2)	4,240,000	4,230,274
		8,518,296
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
America Movil SAB de CV, 5.00%, 10/16/19(2)	3,570,000	3,743,188
America Movil SAB de CV, 5.00%, 3/30/20(2)	2,200,000	2,304,579
American Tower Corp., 4.625%, 4/1/15(2)	5,400,000	5,687,593
Rogers Communications, Inc., 6.25%, 6/15/13(2)	1,600,000	1,755,250
SBA Telecommunications, Inc., 8.00%, 8/15/16(2)	1,750,000	1,870,312
SBA Telecommunications, Inc., 8.25%, 8/15/19(2)	2,765,000	2,972,375
Vodafone Group plc, 5.00%, 12/16/13(2)	3,970,000	4,321,258
Vodafone Group plc, 5.625%, 2/27/17(2)	4,920,000	5,516,875
		28,171,430
TOTAL CORPORATE BONDS
(Cost $1,324,703,435)		1,388,575,138
U.S. TREASURY SECURITIES — 20.5%
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	19,570,000	26,870,530
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	9,735,000	13,922,569
U.S. Treasury Bonds, 6.125%, 11/15/27(2)	13,206,000	16,695,276
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	36,500,000	42,111,875
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	9,500,000	11,132,812
U.S. Treasury Bonds, 4.75%, 2/15/37(2)	5,160,000	5,520,395
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	6,300,000	6,180,892
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	36,250,000	36,278,311
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	41,500,000	43,289,687
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	14,500,000	14,481,817
U.S. Treasury Notes, 0.75%, 5/31/12(2)	10,000,000	10,049,960
U.S. Treasury Notes, 1.375%, 9/15/12(2)	15,000,000	15,198,045
U.S. Treasury Notes, 4.25%, 9/30/12(2)	6,480,000	6,800,203
U.S. Treasury Notes, 1.375%, 10/15/12(2)	131,500,000	133,318,382
U.S. Treasury Notes, 1.375%, 11/15/12(2)	104,500,000	106,010,339
U.S. Treasury Notes, 0.50%, 11/30/12(2)	23,970,000	24,029,925
U.S. Treasury Notes, 1.375%, 1/15/13(2)	30,000,000	30,464,070
U.S. Treasury Notes, 1.375%, 5/15/13(2)	9,700,000	9,869,042
U.S. Treasury Notes, 1.25%, 3/15/14(2)	62,480,000	63,378,212
U.S. Treasury Notes, 2.375%, 8/31/14(2)	45,900,000	48,019,295
U.S. Treasury Notes, 2.625%, 12/31/14(2)	51,800,000	54,592,331
U.S. Treasury Notes, 2.25%, 1/31/15(2)	80,000,000	83,212,480

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. Treasury Notes, 1.25%, 9/30/15(2)	$ 20,500,000	$ 20,360,661
U.S. Treasury Notes, 2.125%, 12/31/15(2)	24,250,000	24,886,563
U.S. Treasury Notes, 2.125%, 2/29/16(2)	50,000,000	51,164,050
U.S. Treasury Notes, 2.00%, 4/30/16(2)	58,000,000	58,847,148
U.S. Treasury Notes, 3.00%, 8/31/16(2)	10,000,000	10,582,810
U.S. Treasury Notes, 2.375%, 7/31/17(2)	20,000,000	20,203,120
U.S. Treasury Notes, 2.625%, 4/30/18(2)	8,380,000	8,480,820
U.S. Treasury Notes, 3.625%, 2/15/20(2)	27,150,000	28,702,654
U.S. Treasury Notes, 2.625%, 8/15/20(2)	12,000,000	11,606,256
TOTAL U.S. TREASURY SECURITIES
(Cost $1,015,882,354)		1,036,260,530
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 5.7%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 7/1/11(2)	5,000,000	5,280,877
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	8,039,094	8,188,422
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(2)	4,000,000	4,042,928
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(2)	1,191,021	1,193,360
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/11(2)	6,609,218	6,855,110
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.37%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)(4)	3,300,877	3,064,278
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 7/1/11(2)	1,461,229	1,460,089
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 7/1/11(2)	4,550,000	4,573,605
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 7/1/11(2)	8,600,000	9,191,673
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	25,250,388	25,449,379
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 7/1/11(2)	14,065,000	15,219,922
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.475%, 7/10/39(2)	12,979,764	12,971,679
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(2)	21,927,000	23,116,233
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(2)	10,000,000	10,663,912
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(2)	19,100,000	20,150,282
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(2)	13,550,000	14,366,458
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.32%, 7/11/11(2)	6,900,000	7,434,393
LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class AJ, VRN, 4.86%, 7/11/11(2)	2,875,000	2,933,612
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	1,421,726	1,422,811
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30	7,000,000	7,151,879

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)		$ 18,290,000	$ 18,483,872
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.84%, 7/15/40(2)		4,700,000	4,528,553
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 7/11/11(2)		8,425,000	8,706,069
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 7/11/11(2)		9,450,000	9,838,194
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.26%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(2)(4)		306,970	302,448
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(2)		11,982,047	12,124,341
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(2)		2,720,578	2,742,415
Morgan Stanley Capital I, Series 2004 HQ3, Class A3 SEQ, 4.49%, 1/13/41(2)		2,385,003	2,416,544
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)		9,125,206	9,205,144
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(2)		98,133	98,488
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(2)		9,100,000	9,470,507
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(2)		1,163,815	1,173,705
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(2)		5,000,000	5,134,290
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/11(2)		18,700,000	19,227,153
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $285,720,795)			288,182,625
SOVEREIGN GOVERNMENTS & AGENCIES — 5.1%
BRAZIL — 0.5%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		11,310,000	13,147,875
Brazilian Government International Bond, 4.875%, 1/22/21		4,280,000	4,598,860
Brazilian Government International Bond, 5.625%, 1/7/41(2)		2,890,000	2,983,925
			20,730,660
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(2)		246,000	339,727
Province of Ontario Canada, 5.45%, 4/27/16(2)		3,630,000	4,161,966
			4,501,693
GERMANY — 3.8%
German Federal Republic, 3.50%, 7/4/19	EUR	121,640,000	185,227,347
KfW, 4.125%, 10/15/14(2)		$ 5,020,000	5,478,918
KfW, 2.00%, 6/1/16		6,490,000	6,492,077
			197,198,342
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(2)		5,800,000	5,907,468
MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17(2)		2,435,000	2,779,552
United Mexican States, 5.95%, 3/19/19(2)		9,100,000	10,487,750
United Mexican States, 5.125%, 1/15/20(2)		3,140,000	3,406,900
United Mexican States, 6.05%, 1/11/40(2)		2,810,000	3,003,890
			19,678,092

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(2)	$ 1,260,000	$ 1,304,415
Poland Government International Bond, 6.375%, 7/15/19(2)	2,600,000	2,977,000
Poland Government International Bond, 5.125%, 4/21/21(2)	2,400,000	2,487,000
		6,768,415
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	3,690,000	3,738,638
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $245,473,092)		258,523,308
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 5.1%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.8%
FHLB, 4.80%, 8/20/15(2)	2,097,985	2,254,792
FHLMC, 2.875%, 2/9/15(2)	20,000,000	21,071,180
FHLMC, 1.75%, 9/10/15	25,000,000	25,119,100
FHLMC, 2.50%, 5/27/16(2)	7,770,000	7,974,250
FHLMC, 5.00%, 2/16/17(2)	2,000,000	2,284,920
FHLMC, 4.875%, 6/13/18(2)	5,395,000	6,137,347
FNMA, 1.625%, 10/26/15	4,250,000	4,234,296
FNMA, 6.625%, 11/15/30(2)	16,500,000	20,888,357
		89,964,242
GOVERNMENT-BACKED CORPORATE BONDS(7) — 3.3%
Ally Financial, Inc., 1.75%, 10/30/12(2)	29,500,000	30,006,721
Bank of America Corp., 3.125%, 6/15/12(2)	9,000,000	9,248,238
Citigroup Funding, Inc., 1.875%, 10/22/12	12,000,000	12,235,728
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	21,700,000	22,104,835
General Electric Capital Corp., 2.20%, 6/8/12(2)	9,220,000	9,393,096
General Electric Capital Corp., 2.625%, 12/28/12(2)	27,885,000	28,734,238
PNC Funding Corp., 2.30%, 6/22/12(2)	20,000,000	20,407,760
State Street Corp., 2.15%, 4/30/12(2)	12,000,000	12,193,788
U.S. Bancorp., 1.80%, 5/15/12	18,000,000	18,255,114
Wells Fargo & Co., 2.125%, 6/15/12(2)	5,000,000	5,085,845
		167,665,363
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $253,377,566)		257,629,605
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 4.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	2,529,820	1,902,673
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	8,432,075	8,500,826
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.75%, 7/1/11(2)	9,030,565	7,497,256
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(2)	1,151,943	1,112,456
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	5,014,138	4,938,046
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.34%, 7/1/11(2)	6,878,018	6,656,834
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(2)	2,617,634	2,704,246
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	3,037,893	3,203,453

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	$ 3,750,244	$ 3,646,852
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	4,098,025	3,905,190
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.76%, 7/1/11(2)	2,148,494	1,916,556
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(2)	6,436,497	6,452,224
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	3,400,882	3,481,394
J.P. Morgan Mortgage Trust, Series 2005 A4, Class 2A1, VRN, 2.77%, 7/1/11(2)	4,134,627	3,506,987
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 3.08%, 7/1/11(2)	8,457,295	6,890,124
PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 7/1/11	7,041,828	7,361,791
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	4,053,499	3,885,277
WaMu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(2)	3,598,175	3,804,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(2)	7,897,134	8,185,052
Wells Fargo Mortgage-Backed Securities Trust, Series 2004 A, Class A1, VRN, 4.85%, 7/1/11(2)	3,985,961	4,054,725
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR14, Class A1, VRN, 5.36%, 7/1/11(2)	4,903,073	4,866,785
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	1,317,288	1,326,277
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	4,185,683	4,197,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1, SEQ, 5.25%, 8/25/35	4,197,594	4,220,743
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	2,392,537	2,247,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.40%, 7/1/11(2)	1,493,308	1,499,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR15, Class A1, VRN, 5.35%, 7/1/11	2,714,516	2,312,271
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.45%, 7/1/11(2)	1,475,071	1,358,923
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	7,765,241	7,788,979
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(2)	10,600,000	10,311,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9, SEQ, 6.00%, 8/25/36(2)	3,300,000	3,168,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	11,725,000	11,463,280
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	5,414,387	5,077,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.08%, 7/1/11	7,128,396	7,045,853
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	7,889,069	8,218,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	4,941,173	4,812,653

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37(2)	$ 1,981,015	$ 1,833,514
		175,354,476
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
FHLMC, Series 2702, Class AB, 4.50%, 7/15/27	66,170	66,161
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	1,777,112	1,924,787
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	3,054,000	3,356,924
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.05% with no caps	5,408,778	5,449,627
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	5,290,783	5,318,587
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(2)	16,356	18,944
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.03% with no caps	8,514,578	8,559,687
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.04% with no caps	5,302,089	5,318,303
GNMA, Series 2007-5, Class FA, VRN, 0.33%, 7/20/11, resets monthly off the 1-month LIBOR plus 0.14% with no caps of 7.50%	14,110,068	14,039,426
		44,052,446
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $215,721,622)		219,406,922
MUNICIPAL SECURITIES — 2.2%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(2)	1,470,000	1,764,647
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(2)	1,610,000	1,567,577
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(2)	1,800,000	2,041,488
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(2)	6,769,000	7,406,843
California GO, (Building Bonds), 6.65%, 3/1/22(2)	1,660,000	1,862,288
California GO, (Building Bonds), 7.55%, 4/1/39(2)	1,250,000	1,442,550
California GO, (Building Bonds), 7.30%, 10/1/39(2)	500,000	561,225
California GO, (Building Bonds), 7.60%, 11/1/40(2)	665,000	770,941
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(2)	4,870,000	4,792,372
Illinois GO, 5.88%, 3/1/19(2)	5,495,000	5,670,565
Illinois GO, (Building Bonds), 7.35%, 7/1/35(2)	920,000	987,445
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	5,602,000	4,792,063
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	2,110,000	2,169,354
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(2)(8)	7,700,000	7,986,132
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35(2)	1,665,000	1,531,500
Los Angeles Community College District GO, (Building Bonds) (Election of 2008), 6.75%, 8/1/49(2)	3,100,000	3,595,008
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	1,900,000	1,949,039
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(2)	620,000	624,848
Los Angeles Unified School District GO, Series 2010 J1, (Election of 2005), 5.98%, 5/1/27(2)	1,000,000	1,042,680
Maryland State Transportation Auth. Rev., (Building Bonds), 5.75%, 7/1/41(2)	595,000	634,425
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.68%, 11/15/40(2)	2,235,000	2,429,244

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/ Shares	Value

Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(2)	$ 3,670,000	$ 4,031,055
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(2)	2,050,000	2,109,532
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	1,715,000	2,093,158
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(2)	3,285,000	3,849,363
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(2)	4,480,000	4,937,990
Ohio State University General Receipts. Rev. (The), Series 2010 C, (Building Bonds), 4.91%, 6/1/40(2)	890,000	855,949
Ohio State Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(2)	2,830,000	2,746,458
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(2)	1,420,000	1,505,086
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49(2)	2,125,000	2,031,670
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(2)	5,195,000	5,457,348
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(2)	4,770,000	4,940,528
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(2)	3,740,000	3,489,457
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)	1,700,000	1,878,279
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	3,390,000	3,476,987
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(2)	4,265,000	4,450,783
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)	2,140,000	2,268,250
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(2)	2,270,000	2,320,712
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	3,580,000	3,569,117
TOTAL MUNICIPAL SECURITIES
(Cost $106,639,841)		111,633,956
COMMERCIAL PAPER(9) — 1.6%
BNP Paribas Finance, Inc., 0.01%, 7/1/11	50,000,000	50,000,000
CRC Funding LLC, 0.02%, 7/1/11(4)	31,000,000	31,000,000
TOTAL COMMERCIAL PAPER
(Cost $81,000,000)		81,000,000
ASSET-BACKED SECURITIES(1) — 0.2%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	9,358,745	9,520,847
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.50%, 7/25/11, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)	389,540	389,634
TOTAL ASSET-BACKED SECURITIES
(Cost $9,748,095)		9,910,481
TEMPORARY CASH INVESTMENTS — 4.4%
FHLB, 0.00%, 7/1/11	4,087,000	4,087,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	47,436,835	47,436,835
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $61,546,429), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $60,152,968)	60,152,968

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $51,145,422), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $50,127,473)
$ 50,127,473
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $61,362,559), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $60,152,968)	60,152,968
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $221,957,244)	221,957,244
TOTAL INVESTMENT SECURITIES — 106.1%
(Cost $5,226,264,626)	5,371,382,997
OTHER ASSETS AND LIABILITIES — (6.1)%	(306,924,107)
TOTAL NET ASSETS — 100.0%	$5,064,458,890

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
35,000,000	EUR for USD	Barclays Bank plc	7/29/11	$50,721,650	$139,650
500,000	EUR for USD	HSBC Bank plc	7/29/11	724,595	(6,245)
600,000	EUR for USD	HSBC Bank plc	7/29/11	869,514	(14,094)
38,214,118	EUR for USD	UBS AG	7/29/11	55,379,518	151,213
22,743,030	EUR for USD	Westpac Banking Corp.	7/29/11	32,958,971	(533,096)
35,000,000	EUR for USD	Westpac Banking Corp.	7/29/11	50,721,650	163,450
				$191,375,898	$(99,122)
(Value on Settlement Date $191,276,776)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,059	U.S. Long Bond	September 2011	$130,290,094	$(647,711)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
3,244	U.S. Treasury 2-Year Notes	September 2011	$711,551,125	$(1,832,049)

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$30,000,000	Pay quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and receive from Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 16 Index, par value of the proportional notional amount. Expires June 2016.	$(41,665)	$(121,139)

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)
Security, or a portion thereof, has been segregated for forward commitments, when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,055,612,000.

(3)	Forward commitment.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $121,149,284, which represented 2.4% of total net assets.

(5)	Category is less than 0.05% of total net assets.
(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	Escrowed to maturity in U.S. government securities or state and local government securities.
(9)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$ 1,498,303,188	–
Corporate Bonds	–	1,388,575,138	–
U.S. Treasury Securities	–	1,036,260,530	–
Commercial Mortgage-Backed Securities	–	288,182,625	–
Sovereign Governments & Agencies	–	258,523,308	–
U.S. Government Agency Securities and Equivalents	–	257,629,605	–
Collateralized Mortgage Obligations	–	219,406,922	–
Municipal Securities	–	111,633,956	–
Commercial Paper	–	81,000,000	–
Asset-Backed Securities	–	9,910,481	–
Temporary Cash Investments	$47,436,835	174,520,409	–
Total Value of Investment Securities	$47,436,835	$5,323,946,162	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(99,122)	–
Futures Contracts	$(2,479,760)	–	–
Swap Agreements	–	(79,474)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(2,479,760)	$(178,596)	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,226,539,880
Gross tax appreciation of investments	$157,905,389
Gross tax depreciation of investments	(13,062,272)
Net tax appreciation (depreciation) of investments	$144,843,117

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

June 30, 2011

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
	Principal Amount	Value

CORPORATE BONDS — 93.6%
AEROSPACE & DEFENSE — 0.8%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	$ 900,000	$ 1,012,500
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)(2)	750,000	780,000
L-3 Communications Corp., 6.375%, 10/15/15(2)	250,000	257,500
Triumph Group, Inc., 8.00%, 11/15/17(2)	1,200,000	1,269,000
		3,319,000
AIRLINES — 0.5%
American Airlines Pass-Through Trust, 7.00%, 1/31/18(1)	1,000,000	945,000
UAL 2007-1 Pass Through Trust, 6.64%, 1/2/24(2)	1,268,027	1,274,367
		2,219,367
AUTO COMPONENTS — 2.0%
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)(2)	450,000	492,750
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(2)	1,700,000	1,708,500
Dana Holding Corp., 6.75%, 2/15/21(2)	750,000	743,437
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16(2)	324,000	366,120
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(2)	500,000	542,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(2)	750,000	773,438
Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18(1)(2)	1,000,000	1,082,500
Tenneco, Inc., 8.125%, 11/15/15(2)	500,000	528,750
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	500,000	562,500
UCI International, Inc., 8.625%, 2/15/19(2)	250,000	258,750
Visteon Corp., 6.75%, 4/15/19(1)(2)	1,000,000	970,000
		8,029,245
AUTOMOBILES — 1.0%
Allison Transmission, Inc., 7.125%, 5/15/19(1)(2)	700,000	684,250
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19(1)(2)	1,700,000	1,678,750
Ford Motor Co., 7.45%, 7/16/31(2)	1,150,000	1,309,433
Jaguar Land Rover plc, 8.125%, 5/15/21(1)	250,000	253,125
		3,925,558
BUILDING PRODUCTS — 1.3%
Building Materials Corp. of America, 6.75%, 5/1/21(1)(2)	1,060,000	1,067,950
Euramax International, Inc., 9.50%, 4/1/16(1)(2)	1,000,000	975,000
Masco Corp., 6.125%, 10/3/16	1,000,000	1,027,888
Masonite International Corp., 8.25%, 4/15/21(1)(2)	250,000	249,688
Nortek, Inc., 8.50%, 4/15/21(1)(2)	500,000	465,000
USG Corp., 8.375%, 10/15/18(1)(2)	1,500,000	1,485,000
		5,270,526
CHEMICALS — 1.8%
Brickman Group Holdings, Inc., 9.125%, 11/1/18(1)(2)	850,000	860,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(2)	1,000,000	1,045,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20(2)	1,000,000	1,030,000
Lyondell Chemical Co., 8.00%, 11/1/17(1)	931,000	1,038,065
Lyondell Chemical Co., 11.00%, 5/1/18(2)	1,000,000	1,125,000
Momentive Performance Materials, Inc., 9.00%, 1/15/21(2)	1,000,000	1,025,000
Nalco Co., 8.25%, 5/15/17(2)	250,000	274,375
Solutia, Inc., 8.75%, 11/1/17(2)	1,000,000	1,090,000
		7,488,065

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

COMMERCIAL BANKS — 4.2%
CIT Group, Inc., 7.00%, 5/1/14	$ 88,544	$ 89,762
CIT Group, Inc., 7.00%, 5/4/15(1)	908,775	912,183
CIT Group, Inc., 7.00%, 5/2/16(1)	2,764,626	2,761,170
CIT Group, Inc., 7.00%, 5/2/17(1)	5,120,476	5,120,476
Dresdner Funding Trust I, 8.15%, 6/30/31(1)(2)	750,000	725,625
LBG Capital No.1 PLC, 7.875%, 11/1/20(1)	1,000,000	945,000
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)(3)(4)(5)	2,000,000	1,460,000
Regions Bank, 6.45%, 6/26/37(2)	2,500,000	2,346,813
Regions Financial Corp., 5.75%, 6/15/15(2)	750,000	739,392
Regions Financing Trust II, VRN, 6.625%, 5/15/27(2)	500,000	446,037
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17(3)(4)(5)	2,000,000	1,565,000
		17,111,458
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ACCO Brands Corp., 10.625%, 3/15/15(2)	500,000	560,625
CDRT Merger Sub, Inc., 8.125%, 6/1/19(1)(2)	500,000	501,250
Cenveo Corp., 7.875%, 12/1/13(2)	1,250,000	1,206,250
Cenveo Corp., 8.375%, 6/15/14(2)	350,000	320,250
Covanta Holding Corp., 7.25%, 12/1/20(2)	800,000	840,321
International Lease Finance Corp., 5.75%, 5/15/16(2)	2,000,000	1,970,586
International Lease Finance Corp., 8.75%, 3/15/17(2)	1,450,000	1,589,562
International Lease Finance Corp., 8.25%, 12/15/20(2)	1,000,000	1,082,500
Iron Mountain, Inc., 8.375%, 8/15/21(2)	500,000	527,500
RR Donnelley & Sons Co., 7.25%, 5/15/18(2)	250,000	250,063
		8,848,907
COMMUNICATIONS EQUIPMENT — 0.7%
Avaya, Inc., 7.00%, 4/1/19(1)(2)	1,450,000	1,410,125
CommScope, Inc., 8.25%, 1/15/19(1)	1,000,000	1,035,000
Viasat, Inc., 8.875%, 9/15/16(2)	450,000	479,250
		2,924,375
COMPUTERS & PERIPHERALS — 0.2%
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	650,000	687,375
CONSTRUCTION & ENGINEERING — 0.5%
Tutor Perini Corp., 7.625%, 11/1/18(2)	2,000,000	1,930,000
CONSTRUCTION MATERIALS — 0.6%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)(2)	800,000	828,000
Associated Materials LLC, 9.125%, 11/1/17(1)(2)	1,000,000	1,000,000
Headwaters, Inc., 7.625%, 4/1/19	500,000	457,500
		2,285,500
CONSUMER FINANCE — 2.4%
Ford Motor Credit Co. LLC, 8.70%, 10/1/14(2)	2,000,000	2,243,278
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(2)	2,200,000	2,196,845
Ford Motor Credit Co. LLC, 8.125%, 1/15/20(2)	1,000,000	1,161,505
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,000,000	1,000,615
National Money Mart Co., 10.375%, 12/15/16	500,000	551,250
Residential Capital LLC, 9.625%, 5/15/15(2)	1,000,000	997,500
Springleaf Finance Corp., 4.875%, 7/15/12(2)	500,000	498,750
Springleaf Finance Corp., 5.40%, 12/1/15(2)	500,000	460,000
Springleaf Finance Corp., 6.90%, 12/15/17(2)	750,000	691,875
		9,801,618
CONTAINERS & PACKAGING — 1.4%
AEP Industries, Inc., 8.25%, 4/15/19(1)(2)	1,975,000	1,989,813

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Ball Corp., 6.625%, 3/15/18(2)	$ 250,000	$ 258,437
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,096,250
Crown Americas LLC/Crown Americas Capital Corp III, 6.25%, 2/1/21(1)	500,000	507,500
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(2)	500,000	560,000
Packaging Dynamics Corp., 8.75%, 2/1/16(1)(2)	1,100,000	1,122,000
		5,534,000
DISTRIBUTORS — 0.4%
Inergy LP/Inergy Finance Corp., 7.00%, 10/1/18(2)	1,000,000	1,015,000
McJunkin Red Man Corp., 9.50%, 12/15/16(1)(2)	500,000	511,250
		1,526,250
DIVERSIFIED — 0.7%
iShares iBoxx $ High Yield Corporate Bond Fund (ETF)(in shares)	32,100	2,931,051
DIVERSIFIED CONSUMER SERVICES — 0.1%
Stewart Enterprises, Inc., 6.50%, 4/15/19(1)(2)	600,000	602,250
DIVERSIFIED FINANCIAL SERVICES — 3.1%
Ally Financial, Inc., 8.30%, 2/12/15(2)	2,750,000	3,080,000
Ally Financial, Inc., 6.25%, 12/1/17(1)(2)	2,000,000	1,993,026
Ally Financial, Inc., 8.00%, 3/15/20(2)	1,000,000	1,065,000
Ally Financial, Inc., 8.00%, 11/1/31	500,000	543,750
BAC Capital Trust XI, 6.625%, 5/23/36(2)	750,000	729,546
BankAmerica Capital II, 8.00%, 12/15/26(2)	900,000	920,250
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(2)	1,500,000	1,537,500
Fleet Capital Trust II, 7.92%, 12/11/26(2)	750,000	769,125
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)(2)	1,000,000	956,205
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)(2)	1,000,000	1,004,495
		12,598,897
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.4%
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	1,550,000	1,480,250
Frontier Communications Corp., 6.25%, 1/15/13(2)	461,000	483,473
Frontier Communications Corp., 8.25%, 4/15/17(2)	1,000,000	1,092,500
Frontier Communications Corp., 7.125%, 3/15/19(2)	600,000	618,000
Frontier Communications Corp., 8.50%, 4/15/20(2)	1,500,000	1,642,500
Global Crossing Ltd., 12.00%, 9/15/15(2)	250,000	292,500
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(2)	750,000	796,875
Intelsat Jackson Holdings SA, 7.25%, 4/1/19(1)(2)	2,000,000	1,990,000
Intelsat Luxembourg SA, 11.25%, 2/4/17(2)	1,500,000	1,614,375
Level 3 Financing, Inc., 9.25%, 11/1/14(2)	661,000	683,309
Level 3 Financing, Inc., 10.00%, 2/1/18(2)	1,000,000	1,078,750
Sprint Capital Corp., 6.90%, 5/1/19(2)	2,150,000	2,225,250
Sprint Capital Corp., 8.75%, 3/15/32(2)	1,000,000	1,087,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)(2)	250,000	258,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)(2)	700,000	724,500
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	2,000,000	2,275,000
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	1,000,000	1,042,500
Windstream Corp., 7.875%, 11/1/17(2)	1,500,000	1,599,375
Windstream Corp., 7.75%, 10/15/20(2)	1,000,000	1,052,500
		22,037,907
ELECTRIC UTILITIES — 0.3%
Edison Mission Energy, 7.00%, 5/15/17(2)	1,300,000	1,059,500

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

ELECTRICAL EQUIPMENT — 0.3%
Belden, Inc., 9.25%, 6/15/19(2)	$ 1,000,000	$ 1,117,500
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	750,000	738,750
Sanmina-SCI Corp., 8.125%, 3/1/16(2)	2,000,000	2,087,500
		2,826,250
ENERGY EQUIPMENT & SERVICES — 0.6%
Basic Energy Services, Inc., 7.75%, 2/15/19(1)(2)	1,200,000	1,209,000
Parker Drilling Co., 9.125%, 4/1/18(2)	500,000	530,000
Pioneer Drilling Co., 9.875%, 3/15/18(2)	775,000	833,125
		2,572,125
FOOD & STAPLES RETAILING — 2.3%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(1)(2)	1,000,000	1,017,500
Ingles Markets, Inc., 8.875%, 5/15/17(2)	1,000,000	1,075,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.75%, 5/15/18(1)(2)	1,000,000	987,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19(1)(2)	2,000,000	1,995,000
Rite Aid Corp., 8.625%, 3/1/15(2)	1,000,000	940,000
Rite Aid Corp., 7.50%, 3/1/17(2)	750,000	748,125
SUPERVALU, Inc., 8.00%, 5/1/16(2)	1,640,000	1,681,000
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	1,000,000	1,057,500
		9,501,625
FOOD PRODUCTS — 1.5%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(1)(2)	1,000,000	1,010,000
Del Monte Foods Co., 7.625%, 2/15/19(1)(2)	1,100,000	1,116,500
Michael Foods, Inc., 9.75%, 7/15/18(1)(2)	1,603,000	1,723,225
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 9/1/17(2)	1,000,000	1,042,500
Smithfield Foods, Inc., 7.75%, 7/1/17(2)	1,100,000	1,146,750
		6,038,975
GAS UTILITIES — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(2)	350,000	367,500
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Alere, Inc., 9.00%, 5/15/16(2)	1,000,000	1,046,250
Biomet, Inc., 10.00%, 10/15/17(2)	600,000	657,000
Biomet, Inc., 11.625%, 10/15/17(2)	1,975,000	2,197,187
		3,900,437
HEALTH CARE PROVIDERS & SERVICES — 4.6%
American General Institutional Capital, Inc., 7.57%, 12/1/45(1)(2)	500,000	522,500
Capella Healthcare, Inc., 9.25%, 7/1/17(1)(2)	1,100,000	1,166,000
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(2)	950,000	980,875
DaVita, Inc., 6.625%, 11/1/20(2)	250,000	255,625
Gentiva Health Services, inc., 11.50%, 9/1/18(2)	1,000,000	1,060,000
HCA Holdings, Inc., 7.75%, 5/15/21(1)(2)	1,500,000	1,563,750
HCA, Inc., 6.50%, 2/15/16(2)	1,350,000	1,380,375
HCA, Inc., 9.25%, 11/15/16(2)	1,500,000	1,599,375
HCA, Inc., 8.50%, 4/15/19(2)	1,000,000	1,110,000
HCA, Inc., 7.875%, 2/15/20(2)	110,000	119,900
HCA, Inc., 7.69%, 6/15/25(2)	2,000,000	1,880,000
HealthSouth Corp., 8.125%, 2/15/20(2)	500,000	539,375
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19(1)(2)	500,000	495,000

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Omnicare, Inc., 6.875%, 12/15/15(2)	$ 500,000	$ 514,375
Radiation Therapy Services, Inc., 9.875%, 4/15/17(2)	1,305,000	1,309,894
Tenet Healthcare Corp., 8.875%, 7/1/19	1,000,000	1,108,750
Tenet Healthcare Corp., 8.00%, 8/1/20(2)	1,600,000	1,634,000
UHS Escrow Corp., 7.00%, 10/1/18(2)	500,000	517,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(2)	1,050,000	1,068,375
		18,825,669
HOTELS, RESTAURANTS & LEISURE — 4.9%
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14(2)	1,216,000	1,276,800
Ameristar Casinos, Inc., 7.50%, 4/15/21(1)(2)	2,000,000	2,072,500
Boyd Gaming Corp., 9.125%, 12/1/18(1)(2)	250,000	255,625
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(2)	2,000,000	2,217,500
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(2)	2,000,000	1,815,000
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16(1)(2)	700,000	726,250
Dave & Buster's, Inc., 11.00%, 6/1/18	700,000	752,500
DineEquity, Inc., 9.50%, 10/30/18(1)(2)	1,000,000	1,090,000
Marina District Finance Co., Inc., 9.50%, 10/15/15(1)(2)	850,000	888,250
Marina District Finance Co., Inc., 9.875%, 8/15/18(1)(2)	100,000	104,250
MGM Resorts International, 6.75%, 9/1/12(2)	300,000	303,000
MGM Resorts International, 10.375%, 5/15/14(2)	250,000	285,000
MGM Resorts International, 7.625%, 1/15/17(2)	2,500,000	2,418,750
MGM Resorts International, 9.00%, 3/15/20(2)	1,350,000	1,485,000
Pinnacle Entertainment, Inc., 7.50%, 6/15/15(2)	250,000	255,625
Pinnacle Entertainment, Inc., 8.625%, 8/1/17(2)	1,000,000	1,078,750
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16(2)	750,000	810,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	600,000	667,500
Wyndham Worldwide Corp., 5.625%, 3/1/21(2)	500,000	499,332
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(2)	1,000,000	1,091,250
		20,092,882
HOUSEHOLD DURABLES — 2.4%
Beazer Homes USA, Inc., 6.875%, 7/15/15(2)	750,000	669,375
Jarden Corp., 8.00%, 5/1/16	1,250,000	1,362,500
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(2)	750,000	751,875
KB Home, 6.25%, 6/15/15(2)	1,000,000	960,000
Lennar Corp., 5.60%, 5/31/15(2)	1,250,000	1,234,375
Lennar Corp., 6.50%, 4/15/16(2)	500,000	500,000
Lennar Corp., 6.95%, 6/1/18	800,000	780,000
Meritage Homes Corp., 6.25%, 3/15/15(2)	750,000	742,500
Sealy Mattress Co., 10.875%, 4/15/16(1)(2)	958,000	1,068,170
Standard Pacific Corp., 8.375%, 5/15/18(2)	1,750,000	1,743,437
		9,812,232
HOUSEHOLD PRODUCTS — 0.7%
Central Garden and Pet Co., 8.25%, 3/1/18	2,120,000	2,199,500
YCC Holdings LLC/Yankee Finance, Inc. PIK, 10.25%, 2/15/16(1)(2)	500,000	503,750
		2,703,250
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.6%
AES Corp. (The), 9.75%, 4/15/16(2)	500,000	570,000
AES Corp. (The), 8.00%, 10/15/17(2)	2,250,000	2,396,250
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)(2)	600,000	651,000
Calpine Corp., 7.25%, 10/15/17(1)(2)	1,000,000	1,020,000

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Calpine Corp., 7.875%, 7/31/20(1)(2)	$ 500,000	$ 525,000
Calpine Corp., 7.50%, 2/15/21(1)(2)	1,000,000	1,025,000
Dynegy Holdings, Inc., 7.75%, 6/1/19(2)	1,000,000	732,500
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	393,000	337,980
Energy Future Holdings Corp., 10.00%, 1/15/20(2)	1,000,000	1,065,956
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	2,116,209
GenOn Energy, Inc., 9.50%, 10/15/18(2)	2,000,000	2,090,000
NRG Energy, Inc., 7.625%, 1/15/18(1)(2)	2,395,000	2,403,981
NRG Energy, Inc., 7.625%, 5/15/19(1)(2)	2,000,000	1,995,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.25%, 11/1/15(2)	1,000,000	610,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(1)(2)	1,000,000	987,500
		18,526,376
INSURANCE — 1.3%
American International Group, Inc., 6.25%, 3/15/37(2)	1,250,000	1,143,750
American International Group, Inc., VRN, 8.175%, 5/15/38(2)	1,000,000	1,096,350
Delphi Corp., 5.875%, 5/15/19(1)(2)	1,475,000	1,452,875
Genworth Financial, Inc., VRN, 6.15%, 11/15/16(2)	1,000,000	732,500
Swiss Re Capital I LP, VRN, 6.85%, 5/26/16(1)(2)	1,000,000	966,056
		5,391,531
IT SERVICES — 2.3%
Eagle Parent, Inc., 8.625%, 5/1/19(1)(2)	1,100,000	1,065,625
Fidelity National Information Services, Inc., 7.625%, 7/15/17	1,000,000	1,066,250
First Data Corp., 9.875%, 9/24/15(2)	552,000	569,940
First Data Corp., 11.25%, 3/31/16(2)	500,000	495,000
First Data Corp., 7.375%, 6/15/19(1)(2)	1,500,000	1,518,750
First Data Corp., 8.875%, 8/15/20(1)(2)	1,000,000	1,072,500
First Data Corp., 8.25%, 1/15/21(1)(2)	1,349,000	1,328,765
First Data Corp., 12.625%, 1/15/21(1)(2)	1,349,000	1,450,175
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	600,000	622,500
		9,189,505
MACHINERY — 0.9%
Case New Holland, Inc., 7.875%, 12/1/17(1)(2)	1,250,000	1,381,250
Navistar International Corp., 8.25%, 11/1/21(2)	450,000	483,750
Oshkosh Corp., 8.25%, 3/1/17(2)	850,000	915,875
Oshkosh Corp., 8.50%, 3/1/20(2)	100,000	108,750
SPX Corp., 7.625%, 12/15/14(2)	650,000	721,500
		3,611,125
MARINE — 0.2%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.875%, 11/1/17(2)	500,000	517,500
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19(1)	500,000	482,500
		1,000,000
MEDIA — 10.6%
AMC Entertainment, Inc., 9.75%, 12/1/20(1)(2)	1,300,000	1,335,750
AMC Networks, Inc., 7.75%, 7/15/21(1)	200,000	209,500
Cablevision Systems Corp., 8.625%, 9/15/17(2)	1,500,000	1,633,125
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	500,000	520,625
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(2)	2,000,000	2,117,500

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19(2)	$ 2,250,000	$ 2,328,750
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)(2)	1,129,000	1,027,390
Cinemark USA, Inc., 8.625%, 6/15/19(2)	700,000	770,000
Clear Channel Communications, Inc., 10.75%, 8/1/16(2)	1,750,000	1,588,125
Clear Channel Communications, Inc., 9.00%, 3/1/21(1)(2)	500,000	481,250
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(2)	1,400,000	1,533,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(2)	100,000	109,250
CSC Holdings LLC, 8.50%, 4/15/14(2)	1,000,000	1,112,500
Cumulus Media, Inc., 7.75%, 5/1/19(1)(2)	1,100,000	1,067,000
DISH DBS Corp., 7.00%, 10/1/13(2)	1,000,000	1,078,750
DISH DBS Corp., 7.125%, 2/1/16(2)	1,000,000	1,060,000
DISH DBS Corp., 6.75%, 6/1/21(1)(2)	750,000	772,500
Gray Television, Inc., 10.50%, 6/29/15(2)	500,000	522,500
Harland Clarke Holdings Corp., VRN, 6.00%, 8/15/11(2)	250,000	210,000
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	1,405,000	1,290,844
Interactive Data Corp., 10.25%, 8/1/18(1)	250,000	273,125
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	250,000	296,875
Lamar Media Corp., 7.875%, 4/15/18(2)	300,000	315,750
McClatchy Co. (The), 11.50%, 2/15/17(2)	500,000	533,750
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15(2)	750,000	772,500
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(2)	750,000	795,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(2)	1,200,000	1,269,000
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	487,000	572,225
Salem Communications Corp., 9.625%, 12/15/16(2)	779,000	824,766
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	950,000	1,047,375
Sinclair Television Group, Inc., 8.375%, 10/15/18(2)	1,000,000	1,055,000
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(2)	1,900,000	2,104,250
Sirius XM Radio, Inc., 9.75%, 9/1/15(1)(2)	500,000	552,500
Univision Communications, Inc., 6.875%, 5/15/19(1)(2)	750,000	746,250
Univision Communications, Inc., 8.50%, 5/15/21(1)(2)	1,600,000	1,604,000
UPCB Finance III Ltd., 6.625%, 7/1/20(1)(2)	1,500,000	1,488,750
Valassis Communications, Inc., 6.625%, 2/1/21(1)(2)	1,000,000	995,000
Videotron Ltee, 9.125%, 4/15/18(2)	1,000,000	1,121,250
Virgin Media Finance plc, 9.50%, 8/15/16(2)	1,200,000	1,362,000
Virgin Media Finance plc, 8.375%, 10/15/19(2)	1,150,000	1,288,000
Visant Corp., 10.00%, 10/1/17(2)	1,250,000	1,300,000
WMG Acquisition Corp., 9.50%, 6/15/16	2,000,000	2,120,000
		43,205,725
METALS & MINING — 1.4%
AK Steel Corp., 7.625%, 5/15/20(2)	500,000	515,000
Aleris International, Inc., 7.625%, 2/15/18(1)(2)	700,000	701,750
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)(2)	1,500,000	1,537,500
FMG Resources Pty Ltd., 6.875%, 2/1/18(1)(2)	1,000,000	1,020,000
Novelis, Inc., 8.375%, 12/15/17(2)	1,000,000	1,072,500
Steel Dynamics, Inc., 7.625%, 3/15/20(2)	400,000	425,000
United States Steel Corp., 7.375%, 4/1/20(2)	500,000	516,250
		5,788,000
MULTILINE RETAIL — 0.2%
J.C. Penney Corp., Inc., 5.75%, 2/15/18(2)	500,000	510,000
Macy's Retail Holdings, Inc., 6.375%, 3/15/37(2)	250,000	261,114
		771,114

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

OIL, GAS & CONSUMABLE FUELS — 8.4%
Alpha Natural Resources, Inc., 6.00%, 6/1/19(2)	$ 1,000,000	$ 1,002,500
Arch Coal, Inc., 8.75%, 8/1/16(2)	500,000	545,000
Arch Coal, Inc., 7.00%, 6/15/19(1)	500,000	501,250
Arch Coal, Inc., 7.25%, 10/1/20(2)	1,600,000	1,636,000
Bill Barrett Corp., 9.875%, 7/15/16(2)	2,000,000	2,250,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/1/19(1)(2)	100,000	103,500
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	250,000	273,750
Chesapeake Energy Corp., 6.625%, 8/15/20(2)	1,500,000	1,586,250
Chesapeake Energy Corp., 6.125%, 2/15/21(2)	1,000,000	1,013,750
Cimarex Energy Co., 7.125%, 5/1/17(2)	750,000	791,250
Consol Energy, Inc., 8.00%, 4/1/17(2)	1,700,000	1,861,500
Denbury Resources, Inc., 8.25%, 2/15/20(2)	896,000	981,120
Denbury Resources, Inc., 6.375%, 8/15/21(2)	100,000	100,250
El Paso Corp., 6.875%, 6/15/14(2)	1,000,000	1,122,131
El Paso Corp., 7.25%, 6/1/18(2)	500,000	563,834
Encore Acquisition Co., 9.50%, 5/1/16(2)	750,000	837,187
Energy Transfer Equity LP, 7.50%, 10/15/20(2)	1,000,000	1,065,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17(1)	500,000	533,750
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19(1)(2)	750,000	748,125
Forest Oil Corp., 8.50%, 2/15/14(2)	900,000	981,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19(1)(2)	1,250,000	1,240,625
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20(2)	1,500,000	1,635,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(2)	750,000	768,750
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	504,375
OPTI Canada, Inc., 7.875%, 12/15/14(4)(5)	890,000	369,350
Peabody Energy Corp., 7.375%, 11/1/16(2)	500,000	567,500
Peabody Energy Corp., 6.50%, 9/15/20(2)	100,000	108,000
Petrohawk Energy Corp., 7.875%, 6/1/15(2)	800,000	842,000
Pioneer Natural Resources Co., 6.65%, 3/15/17(2)	500,000	546,803
Plains Exploration & Production Co., 8.625%, 10/15/19(2)	1,000,000	1,095,000
Plains Exploration & Production Co., 6.625%, 5/1/21(2)	1,000,000	1,001,250
Range Resources Corp., 5.75%, 6/1/21(2)	1,000,000	985,000
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	1,550,000	1,596,500
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	750,000	772,500
SandRidge Energy, Inc., 8.75%, 1/15/20(2)	1,250,000	1,337,500
Stone Energy Corp., 8.625%, 2/1/17(2)	750,000	776,250
Venoco, Inc., 8.875%, 2/15/19(1)(2)	1,450,000	1,457,250
		34,100,800
PAPER & FOREST PRODUCTS — 1.6%
ABI Escrow Corp., 10.25%, 10/15/18(1)(2)	394,000	428,475
Boise Cascade LLC, 7.125%, 10/15/14(2)	899,000	894,505
Domtar Corp., 9.50%, 8/1/16(2)	1,000,000	1,230,000
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(2)	500,000	566,916
Georgia-Pacific LLC, 7.125%, 1/15/17(1)(2)	150,000	158,239
NewPage Corp., 11.375%, 12/31/14(2)	500,000	468,750
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)(2)	1,500,000	1,466,250
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19(1)(2)	1,250,000	1,118,750
		6,331,885

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

PERSONAL PRODUCTS — 0.4%
Elizabeth Arden, Inc., 7.375%, 3/15/21(2)	$ 1,500,000	$ 1,569,375
PHARMACEUTICALS — 0.8%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19(1)	200,000	206,000
Valeant Pharmaceuticals International, Inc., 6.50%, 7/15/16(1)(2)	1,000,000	993,750
Valeant Pharmaceuticals International, Inc., 6.875%, 12/1/18(1)(2)	1,000,000	985,000
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	250,000	238,750
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18(1)	1,000,000	1,013,750
		3,437,250
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Felcor Lodging LP, 6.75%, 6/1/19(1)(2)	750,000	723,750
Host Hotels & Resorts LP, 6.75%, 6/1/16(2)	1,000,000	1,037,500
Host Hotels & Resorts LP, 5.875%, 6/15/19(1)(2)	600,000	603,750
iStar Financial, Inc., 5.95%, 10/15/13(2)	750,000	708,750
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21(1)(2)	1,500,000	1,481,250
Reckson Operating Partnership LP, 7.75%, 3/15/20(2)	750,000	860,128
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(2)	1,500,000	1,507,500
		6,922,628
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)	800,000	931,000
CB Richard Ellis Services, Inc., 6.625%, 10/15/20(2)	800,000	826,000
Realogy Corp., 10.50%, 4/15/14(2)	1,000,000	995,000
		2,752,000
ROAD & RAIL — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(2)	800,000	858,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19(2)	1,000,000	1,017,500
Hertz Corp. (The), 7.375%, 1/15/21(1)(2)	1,350,000	1,380,375
		3,255,875
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(2)	450,000	472,500
Freescale Semiconductor, Inc., 8.875%, 12/15/14(2)	94,000	98,465
Freescale Semiconductor, Inc., 10.125%, 3/15/18(1)(2)	663,000	739,245
Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)(2)	750,000	811,875
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 4/15/18(2)	1,000,000	1,100,000
MEMC Electronic Materials, Inc., 7.75%, 4/1/19(1)	1,000,000	992,500
NXP BV/NXP Funding LLC, 9.50%, 10/15/15(2)	250,000	265,625
NXP BV/NXP Funding LLC, 9.75%, 8/1/18(1)(2)	500,000	562,500
		5,042,710
SPECIALTY RETAIL — 2.8%
Asbury Automotive Group, Inc., 7.625%, 3/15/17(2)	250,000	249,375
Asbury Automotive Group, Inc., 8.375%, 11/15/20(1)(2)	1,250,000	1,278,125
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19(1)(2)	1,250,000	1,243,750
Giraffe Acquisition Corp., 9.125%, 12/1/18(1)(2)	1,500,000	1,417,500
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	1,000,000	1,076,250
Ltd. Brands, Inc., 7.00%, 5/1/20	500,000	528,750
Ltd. Brands, Inc., 6.625%, 4/1/21(2)	750,000	770,625
Michaels Stores, Inc., 7.75%, 11/1/18(1)(2)	500,000	503,750
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)(2)	1,000,000	1,067,500
Rent-A-Center, Inc., 6.625%, 11/15/20(2)	700,000	700,000
Sonic Automotive, Inc., 9.00%, 3/15/18(2)	250,000	264,375
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(1)(2)	200,000	203,000

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/Shares	Value

Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(2)	$ 900,000	$ 945,000
Toys “R” Us Property Co. I LLC,, 10.75%, 7/15/17	1,000,000	1,117,500
		11,365,500
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
American Achievement Corp., 10.875%, 4/15/16(1)(2)	1,000,000	905,000
Hanesbrands, Inc., 8.00%, 12/15/16(2)	500,000	536,250
Hanesbrands, Inc., 6.375%, 12/15/20(2)	1,250,000	1,218,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)	200,000	215,000
Polymer Group, Inc., 7.75%, 2/1/19(1)(2)	1,360,000	1,370,200
		4,245,200
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Ashtead Capital, Inc., 9.00%, 8/15/16(1)(2)	1,650,000	1,728,375
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(2)	609,000	627,270
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17(1)(2)	250,000	280,000
United Rentals (North America), Inc., 8.375%, 9/15/20(2)	1,500,000	1,526,250
		4,161,895
WIRELESS TELECOMMUNICATION SERVICES — 3.0%
Buccaneer Merger Sub, Inc., 9.125%, 1/15/19(1)(2)	1,250,000	1,306,250
Clearwire Communicaitons LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)(2)	1,000,000	1,072,500
Cricket Communications, Inc., 7.75%, 10/15/20(2)	1,500,000	1,473,750
Crown Castle International Corp., 9.00%, 1/15/15(2)	1,000,000	1,090,000
MetroPCS Wireless, Inc., 7.875%, 9/1/18(2)	1,000,000	1,063,750
MetroPCS Wireless, Inc., 6.625%, 11/15/20(2)	1,000,000	992,500
Nextel Communications, Inc., 6.875%, 10/31/13(2)	1,000,000	1,011,250
Nextel Communications, Inc., 7.375%, 8/1/15(2)	2,500,000	2,512,500
NII Capital Corp., 7.625%, 4/1/21(2)	500,000	525,000
SBA Telecommunications, Inc., 8.25%, 8/15/19(2)	1,000,000	1,075,000
		12,122,500
TOTAL CORPORATE BONDS
(Cost $363,731,903)		380,680,288
MUNICIPAL SECURITIES — 1.0%
Illinois GO, 5.88%, 3/1/19(2)	1,565,000	1,615,002
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	2,655,000	2,271,140
TOTAL MUNICIPAL SECURITIES
(Cost $3,775,176)		3,886,142
COMMON STOCKS — 0.3%
BUILDING PRODUCTS(6)
Nortek, Inc.(5)	650	23,394
COMMERCIAL BANKS — 0.1%
CIT Group, Inc.(5)	9,111	403,253
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Express Scripts, Inc.(5)	10,800	582,984
MEDIA — 0.1%
Charter Communications, Inc., Class A(5)	6,913	375,099
TOTAL COMMON STOCKS
(Cost $2,016,409)		1,384,730

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/Shares	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES(7) — 0.3%
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A2B SEQ, 5.25%, 12/10/46	$ 287,355	$ 290,541
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4B SEQ, 4.73%, 7/10/39(2)	500,000	502,460
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.84%, 7/15/40(2)	500,000	481,761
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,292,910)		1,274,762
PREFERRED STOCKS — 0.1%
DIVERSIFIED FINANCIAL SERVICES— 0.1%
Ally Financial, Inc., 7.00%(1)
(Cost $164,281)	175	164,478
TEMPORARY CASH INVESTMENTS — 2.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	2,282,930	2,282,930
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $2,727,775), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $2,666,016)		2,666,016
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $2,266,796), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $2,221,680)		2,221,680
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $2,719,626), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $2,666,016)		2,666,016
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $9,836,642)		9,836,642
TOTAL INVESTMENT SECURITIES — 97.7%
(Cost $380,817,321)		397,227,042
OTHER ASSETS AND LIABILITIES — 2.3%		9,176,466
TOTAL NET ASSETS — 100.0%		$406,403,508

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
68	U.S. Long Bond	September 2011	$8,366,125	$(41,591)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
330	U.S. Treasury 2-Year Notes	September 2011	$72,383,438	$(186,368)

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$1,000,000
Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of Royal Caribbean Cruises Ltd. par value of the proportional notional amount of Royal Caribbean Cruises Ltd., 6.875, 12/1/13. Expires September 2011.*
		$ 5,071	$ 11,467
1,400,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of Community Health Systems, Inc., par value of the proportional notional amount of Community Health System, Inc., 8.88%, 7/15/15. Expires December 2012.*	69,002	53,068
1,740,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	(198,059)	110,944
6,000,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America High Yield 14 Index, par value of the proportional notional amount. Expires June 2015.*	(153,327)	259,140
		$(277,313)	$434,619
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
ETF	-	Exchange-Traded Fund
GO	-	General Obligation.
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $134,183,886, which represented 33.0% of total net assets. None of these securities were considered illiquid.

(2)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $90,890,000.
(3)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

(4)	Security is in default
(5)	Non-income producing.
(6)	Category is less than 0.05% of total net assets.
(7)	Final maturity date indicated, unless otherwise noted.

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

High-Yield – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$2,931,051	$377,749,237	–
Municipal Securities	–	3,886,142	–
Common Stocks	1,384,730	–	–
Commercial Mortgage-Backed Securities	–	1,274,762	–
Preferred Stocks	–	164,478	–
Temporary Cash Investments	2,282,930	7,553,712	–
Total Value of Investment Securities	$6,598,711	$390,628,331	–
Other Financial Instruments
Futures Contracts	$(227,959)	–	–
Swap Agreements	–	$711,932	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(227,959)	$711,932	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$380,821,125
Gross tax appreciation of investments	$20,736,788
Gross tax depreciation of investments	(4,330,871)
Net tax appreciation (depreciation) of investments	$16,405,917

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation Protection Bond Fund

June 30, 2011

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
	Principal Amount	Value

U.S. TREASURY SECURITIES — 83.4%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$ 27,906,819	$ 32,092,842
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	21,643,356	23,667,356
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	12,563,291	14,330,984
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	10,869,795	11,386,110
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	18,291,163	24,104,333
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	11,913,672	13,857,090
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	21,971,686	30,128,674
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	4,453,786	5,896,394
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	10,145,460	11,034,770
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)	14,070,037	15,276,979
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	2,849,895	2,912,903
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	8,756,090	9,139,169
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	9,736,149	10,028,234
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	13,684,346	14,544,969
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	18,075,272	19,483,173
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	11,583,648	12,292,243
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	11,931,600	13,018,497
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	18,963,546	20,571,010
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	17,590,880	18,352,230
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	14,626,816	16,131,783
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	17,920,925	19,918,822
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	15,029,070	15,367,224
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	14,445,284	16,535,343
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	12,462,919	14,220,390
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	11,204,277	13,034,597
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	10,923,473	12,016,672
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	7,509,384	8,153,547
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	12,256,218	13,925,172
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	10,596,500	11,849,864
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	12,272,590	13,158,524
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)	17,995,836	19,032,000
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(1)	24,722,414	25,666,884
TOTAL U.S. TREASURY SECURITIES
(Cost $471,497,408)		501,128,782
CORPORATE BONDS — 9.2%
AEROSPACE & DEFENSE — 0.1%
L-3 Communications Corp., 6.375%, 10/15/15(1)	350,000	360,500
L-3 Communications Corp., 5.20%, 10/15/19(1)	200,000	207,303
		567,803
AUTO COMPONENTS(2)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)	200,000	206,250
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	530,000	645,231
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	620,000	683,746
		1,328,977
CAPITAL MARKETS — 0.4%
Credit Suisse (New York), 5.50%, 5/1/14(1)	390,000	428,512
Credit Suisse (New York), 5.30%, 8/13/19(1)	360,000	383,584
Credit Suisse AG, 5.40%, 1/14/20(1)	130,000	131,752

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	$ 380,000	$ 442,566
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	270,000	279,123
Morgan Stanley, 4.20%, 11/20/14(1)	400,000	415,587
Morgan Stanley, 7.30%, 5/13/19(1)	330,000	374,593
		2,455,717
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	865,000	982,856
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	160,000	167,140
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(1)	200,000	209,000
		1,358,996
COMMERCIAL BANKS — 0.1%
Fifth Third Bancorp., 6.25%, 5/1/13(1)	300,000	324,886
PNC Funding Corp., 3.625%, 2/8/15(1)	140,000	147,525
		472,411
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17(1)	400,000	437,500
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(1)	225,000	238,552
CONSUMER FINANCE — 0.2%
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	330,000	405,378
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	330,000	345,634
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(1)	300,000	299,570
SLM Corp., 5.00%, 10/1/13(1)	430,000	447,342
		1,497,924
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20(1)	340,000	362,525
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Ally Financial, Inc., 8.30%, 2/12/15(1)	450,000	504,000
Arch Western Finance LLC, 6.75%, 7/1/13(1)	255,000	256,594
Bank of America Corp., 6.50%, 8/1/16(1)	500,000	557,967
Citigroup, Inc., 6.01%, 1/15/15(1)	650,000	715,605
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,030,000	1,090,745
General Electric Capital Corp., 6.00%, 8/7/19(1)	300,000	332,523
		3,457,434
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc., 6.70%, 11/15/13(1)	180,000	201,917
AT&T, Inc., 6.55%, 2/15/39(1)	420,000	462,208
British Telecommunications plc, 5.95%, 1/15/18(1)	250,000	276,361
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	160,000	207,961
CenturyLink, Inc., 7.875%, 8/15/12(1)	520,000	552,832
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	600,000	708,603
Telecom Italia Capital SA, 6.175%, 6/18/14(1)	550,000	592,068
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	340,000	357,398
Verizon Communications, Inc., 6.10%, 4/15/18(1)	600,000	688,189
Windstream Corp., 7.875%, 11/1/17(1)	430,000	458,488
		4,506,025
ELECTRIC UTILITIES — 0.1%
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	420,000	452,492
Niagara Mohawk Power Corp., 4.88%, 8/15/19(3)	160,000	169,764
		622,256

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15(1)	$ 665,000	$ 674,097
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	470,000	522,875
		1,196,972
ENERGY EQUIPMENT & SERVICES(2)
Weatherford International Ltd., 9.625%, 3/1/19(1)	180,000	232,672
FOOD & STAPLES RETAILING(2)
CVS Caremark Corp., 6.60%, 3/15/19(1)	250,000	290,462
FOOD PRODUCTS — 0.5%
Del Monte Foods Co., 7.625%, 2/15/19(1)(3)	850,000	862,750
Kraft Foods, Inc., 5.375%, 2/10/20(1)	750,000	820,810
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	170,000	176,913
TreeHouse Foods, Inc., 7.75%, 3/1/18(1)	850,000	905,250
		2,765,723
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(1)	330,000	348,102
HEALTH CARE PROVIDERS & SERVICES — 0.4%
DaVita, Inc., 6.375%, 11/1/18(1)	840,000	852,600
HCA, Inc., 7.875%, 2/15/20(1)	600,000	654,000
HCA, Inc., 7.69%, 6/15/25(1)	100,000	94,000
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	712,000	767,966
		2,368,566
HOTELS, RESTAURANTS & LEISURE(2)
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	190,000	201,906
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 8.00%, 5/1/16	330,000	359,700
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The), 8.00%, 10/15/17(1)	400,000	426,000
NRG Energy, Inc., 7.625%, 1/15/18(1)(3)	700,000	702,625
		1,128,625
INDUSTRIAL CONGLOMERATES(2)
General Electric Co., 5.25%, 12/6/17(1)	200,000	221,735
INSURANCE — 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	300,000	357,329
Lincoln National Corp., 6.25%, 2/15/20(1)	120,000	132,127
MetLife, Inc., 6.75%, 6/1/16(1)	500,000	582,323
Prudential Financial, Inc., 7.375%, 6/15/19(1)	230,000	273,028
Prudential Financial, Inc., 5.375%, 6/21/20(1)	170,000	179,299
		1,524,106
INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	660,000	616,468
MEDIA — 1.2%
Comcast Corp., 5.90%, 3/15/16(1)	250,000	284,748
Comcast Corp., 5.15%, 3/1/20(1)	590,000	635,962
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	500,000	547,543
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	400,000	418,126
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	730,000	866,875
Lamar Media Corp., 9.75%, 4/1/14(1)	170,000	197,200
Lamar Media Corp., 7.875%, 4/15/18(1)	180,000	189,450
NBCUniversal Media LLC, 5.15%, 4/30/20(1)(3)	150,000	158,565
NBCUniversal Media LLC, 4.375%, 4/1/21(3)	560,000	554,845

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

News America, Inc., 6.90%, 8/15/39(1)	$ 310,000	$ 342,492
Omnicom Group, Inc., 4.45%, 8/15/20(1)	225,000	223,460
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	522,764
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	120,000	139,625
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	600,000	696,448
Virgin Media Finance plc, 9.50%, 8/15/16(1)	200,000	227,000
Virgin Media Finance plc, 8.375%, 10/15/19(1)	875,000	980,000
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)	400,000	440,500
		7,425,603
METALS & MINING — 0.4%
Anglo American Capital plc, 9.375%, 4/8/19(1)(3)	300,000	395,004
Anglo American Capital plc, 4.45%, 9/27/20(1)(3)	100,000	101,721
ArcelorMittal, 9.85%, 6/1/19(1)	530,000	672,520
Barrick Gold Corp., 2.90%, 5/30/16(3)	470,000	469,929
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	350,000	382,813
Newmont Mining Corp., 6.25%, 10/1/39(1)	160,000	166,643
		2,188,630
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	370,000	416,985
MULTI-UTILITIES — 0.3%
CMS Energy Corp., 4.25%, 9/30/15	160,000	165,299
CMS Energy Corp., 8.75%, 6/15/19(1)	615,000	753,369
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	180,000	200,962
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	187,000	192,715
PG&E Corp., 5.75%, 4/1/14(1)	70,000	77,296
Sempra Energy, 6.50%, 6/1/16(1)	130,000	150,642
		1,540,283
OIL, GAS & CONSUMABLE FUELS — 1.2%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	380,000	427,994
Arch Coal, Inc., 7.25%, 10/1/20(1)	250,000	255,625
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	310,000	339,450
Chesapeake Energy Corp., 6.125%, 2/15/21(1)	400,000	405,500
Denbury Resources, Inc., 6.375%, 8/15/21(1)	850,000	852,125
El Paso Corp., 7.25%, 6/1/18(1)	200,000	225,533
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	450,000	516,518
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	610,000	642,468
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	270,000	314,003
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(1)	800,000	820,000
Newfield Exploration Co., 6.875%, 2/1/20(1)	500,000	533,750
Peabody Energy Corp., 6.50%, 9/15/20(1)	835,000	901,800
Petroleos Mexicanos, 6.00%, 3/5/20(1)	250,000	275,625
SandRidge Energy, Inc., 8.75%, 1/15/20(1)	250,000	267,500
Talisman Energy, Inc., 7.75%, 6/1/19(1)	200,000	243,975
Williams Partners LP, 4.125%, 11/15/20(1)	250,000	240,267
		7,262,133
PAPER & FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)(3)	440,000	448,941
International Paper Co., 9.375%, 5/15/19(1)	160,000	204,514
		653,455
PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21(1)	790,000	826,538

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

PHARMACEUTICALS — 0.2%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)(3)	$ 845,000	$ 872,463
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	500,000	543,307
		1,415,770
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
HCP, Inc., 5.375%, 2/1/21	120,000	123,919
Simon Property Group LP, 5.75%, 12/1/15(1)	400,000	449,254
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17(1)	450,000	474,317
		1,047,490
SPECIALTY RETAIL — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21(1)	210,000	201,983
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	430,000	462,788
Rent-A-Center, Inc., 6.625%, 11/15/20(1)	600,000	600,000
		1,264,771
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20(1)	390,000	380,250
Polymer Group, Inc., 7.75%, 2/1/19(1)(3)	850,000	856,375
		1,236,625
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 3/30/20(1)	170,000	178,081
American Tower Corp., 4.625%, 4/1/15(1)	600,000	631,955
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	300,000	322,500
		1,132,536
TOTAL CORPORATE BONDS
(Cost $52,728,356)		55,178,226
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.7%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	577,080	602,124
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	696,214	701,890
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.75%, 7/1/11(1)	846,616	702,868
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(1)	618,955	597,738
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.34%, 7/1/11(1)	1,289,628	1,248,156
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(1)	12,847	12,823
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	604,601	618,915
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 3.08%, 7/1/11(1)	1,205,911	982,451
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	1,110,302	1,159,541
PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 7/1/11	1,035,563	1,082,616
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	1,113,599	1,067,384
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	1,090,389	1,150,117
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR2, Class 2A2, VRN, 2.74%, 7/1/11	557,473	494,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	1,070,297	1,077,600

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	$ 1,041,154	$ 1,044,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,335,370	1,254,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.45%, 7/1/11(1)	983,381	905,948
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9, SEQ, 6.00%, 8/25/36(1)	1,570,000	1,507,436
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,600,000	1,564,286
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.08%, 7/1/11	884,904	874,658
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,098,835	1,144,658
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(1)	1,482,352	1,443,796
		21,237,883
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
NCUA Guaranteed Notes, Series 2010 C1, Class A2 SEQ, 2.90%, 10/29/20	900,000	899,033
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,241,431)		22,136,916
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 3.1%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	1,200,000	1,272,791
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.37%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(3)	440,117	408,570
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 7/1/11(1)	550,000	552,853
Greenwich Capital Commercial Funding Corp., Series 2004 GG1, Class B, VRN, 5.43%, 7/1/11(1)	675,000	710,511
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 7/1/11(1)	700,000	748,160
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	1,500,000	1,511,821
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 7/1/11(1)	690,000	746,658
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	834,000	879,233
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	1,200,000	1,279,670
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	2,286,000	2,411,704
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(1)	1,600,000	1,696,408
LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class AJ, VRN, 4.86%, 7/11/11(1)	350,000	357,135
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	63,298	63,346
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30	2,000,000	2,043,394
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.84%, 7/15/40(1)	575,000	554,025

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 7/11/11(1)	$ 1,000,000	$ 1,041,079
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.49%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(3)	370,530	363,238
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(1)	1,000,000	1,040,715
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/11(1)	800,000	822,552
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $18,550,757)		18,503,863
SOVEREIGN GOVERNMENTS & AGENCIES — 0.1%
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)
(Cost $520,499)	510,000	519,450
MUNICIPAL SECURITIES(2)
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)
(Cost $199,729)	200,000	218,846
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $565,738,180)		597,686,083
OTHER ASSETS AND LIABILITIES — 0.5%		2,985,498
TOTAL NET ASSETS — 100.0%		$600,671,581

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
168	U.S. Long Bond	September 2011	$20,669,250	$(102,753)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
516	U.S. Treasury 2-Year Notes	September 2011	$113,181,375	$(291,411)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
390	NOK for USD	Barclays Bank plc	7/29/11	$72	$(1)
(Value on Settlement Date $71)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$ 4,800,000
Pay quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and receive from Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 16 Index, par value of the proportional notional amount. Expires June 2016.
	$ (6,666)	$ (19,382)

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$850,000
Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of Community Health Systems, Inc., par value of the proportional notional amount of Community Health System, Inc., 8.88%, 7/15/15. Expires December 2012.*
		$ 41,894	$ 32,220
870,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	(99,030)	55,472
		(57,136)	87,692

TOTAL RETURN
800,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	(6,899)
12,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	–	(49,723)
5,800,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2016.	–	85,985
1,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(37,798)
1,800,000	Pay a fixed rate equal to 0.25 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2019.	–	16,708
18,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	7,783
2,200,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2020.	–	8,031
5,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	34,838
1,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	5,545
1,900,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(39,232)
6,700,000	Pay a fixed rate equal to 0.81 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2030.	–	(106,362)
4,500,000	Pay a fixed rate equal to 1.44 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2041.	–	43,242
		–	(37,882)
		$(63,802)	$ 30,428
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
CPI	-	Consumer Price Index
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NCUA	-	National Credit Union Administration
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $136,033,000.
(2)	Category is less than 0.05% of total net assets.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,364,790, which represented 1.1% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$501,128,782	–
Corporate Bonds	–	55,178,226	–
Collateralized Mortgage Obligations	–	22,136,916	–
Commercial Mortgage-Backed Securities	–	18,503,863	–
Sovereign Governments & Agencies	–	519,450	–
Municipal Securities	–	218,846	–
Total Value of Investment Securities	–	$597,686,083	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(1)	–
Futures Contracts	$(394,164)	–	–
Swap Agreements	–	94,230	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(394,164)	$94,229	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$566,245,534
Gross tax appreciation of investments	$32,616,971
Gross tax depreciation of investments	(1,176,422)
Net tax appreciation (depreciation) of investments	$31,440,549

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

June 30, 2011

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 29.5%
FHLMC, 6.50%, 12/1/12(2)	$ 205	$ 211
FHLMC, 6.00%, 1/1/13(2)	1,861	2,030
FHLMC, 7.00%, 11/1/13(2)	712	752
FHLMC, 7.00%, 6/1/14(2)	1,938	2,066
FHLMC, 6.50%, 6/1/16(2)	4,164	4,540
FHLMC, 6.50%, 6/1/16(2)	8,108	8,894
FHLMC, 5.00%, 4/1/19	3,022,630	3,250,527
FHLMC, 7.00%, 9/1/27(2)	1,055	1,222
FHLMC, 6.50%, 1/1/28(2)	1,818	2,060
FHLMC, 7.00%, 2/1/28(2)	282	327
FHLMC, 6.50%, 3/1/29(2)	10,206	11,567
FHLMC, 6.50%, 6/1/29(2)	7,439	8,431
FHLMC, 7.00%, 8/1/29(2)	1,474	1,710
FHLMC, 7.50%, 8/1/29(2)	2,929	3,423
FHLMC, 6.50%, 5/1/31(2)	128	145
FHLMC, 6.50%, 5/1/31(2)	5,441	6,167
FHLMC, 6.50%, 6/1/31(2)	95	107
FHLMC, 6.50%, 6/1/31(2)	267	303
FHLMC, 6.50%, 6/1/31(2)	1,025	1,162
FHLMC, 6.50%, 6/1/31(2)	2,687	3,045
FHLMC, 5.50%, 12/1/33(2)	149,034	162,196
FHLMC, 5.50%, 1/1/38(2)	1,986,052	2,153,075
FHLMC, 6.00%, 2/1/38	3,960,720	4,359,526
FHLMC, 5.50%, 4/1/38(2)	1,633,605	1,768,435
FHLMC, 6.00%, 5/1/38	2,384,937	2,634,766
FHLMC, 6.00%, 8/1/38(2)	219,202	241,616
FHLMC, 5.50%, 9/1/38	7,946,451	8,635,838
FHLMC, 4.00%, 4/1/41	8,618,747	8,637,514
FHLMC, 6.50%, 7/1/47(2)	30,178	33,878
FNMA, 4.50%, settlement date 7/15/11(3)	27,000,000	27,928,125
FNMA, 5.00%, settlement date 7/15/11(3)	11,000,000	11,684,068
FNMA, 6.00%, settlement date 7/15/11(3)	3,900,000	4,283,908
FNMA, 6.50%, settlement date 7/15/11(3)	1,304,000	1,476,577
FNMA, 6.00%, 5/1/13(2)	246	268
FNMA, 6.00%, 5/1/13(2)	768	839
FNMA, 6.00%, 7/1/13(2)	2,256	2,463
FNMA, 6.00%, 12/1/13(2)	2,737	2,987
FNMA, 6.00%, 1/1/14(2)	2,062	2,251
FNMA, 6.00%, 2/1/14(2)	3,079	3,362
FNMA, 6.00%, 4/1/14(2)	3,939	4,300
FNMA, 5.50%, 12/1/16(2)	16,661	18,087
FNMA, 5.50%, 12/1/16(2)	39,537	42,920
FNMA, 6.50%, 1/1/26(2)	6,486	7,409
FNMA, 7.00%, 12/1/27(2)	944	1,091
FNMA, 6.50%, 1/1/28(2)	644	733
FNMA, 7.00%, 1/1/28(2)	200	232
FNMA, 7.50%, 4/1/28(2)	2,879	3,371
FNMA, 7.00%, 5/1/28(2)	4,380	5,072
FNMA, 7.00%, 6/1/28(2)	452	523
FNMA, 6.50%, 1/1/29(2)	1,468	1,671

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

FNMA, 6.50%, 4/1/29(2)	$ 4,215	$ 4,798
FNMA, 7.00%, 7/1/29(2)	3,674	4,255
FNMA, 7.00%, 7/1/29(2)	4,265	4,939
FNMA, 7.50%, 7/1/29(2)	9,050	10,622
FNMA, 7.50%, 8/1/30(2)	4,701	5,523
FNMA, 7.50%, 9/1/30(2)	3,042	3,569
FNMA, 5.00%, 7/1/31	8,650,000	9,250,137
FNMA, 7.00%, 9/1/31(2)	14,299	16,564
FNMA, 6.50%, 1/1/32(2)	8,253	9,393
FNMA, 7.00%, 6/1/32(2)	88,523	102,387
FNMA, 6.50%, 8/1/32(2)	30,055	34,208
FNMA, 5.50%, 6/1/33(2)	148,158	161,335
FNMA, 5.50%, 7/1/33(2)	780,927	850,384
FNMA, 5.50%, 8/1/33(2)	169,418	184,487
FNMA, 5.50%, 9/1/33(2)	252,990	275,491
FNMA, 5.00%, 11/1/33(2)	1,532,685	1,637,585
FNMA, 5.50%, 1/1/34(2)	382,784	416,659
FNMA, 5.50%, 12/1/34(2)	1,130,846	1,230,718
FNMA, 4.50%, 1/1/35	747,663	781,768
FNMA, 5.00%, 8/1/35(2)	947,789	1,011,621
FNMA, 4.50%, 9/1/35(2)	980,236	1,021,120
FNMA, 5.00%, 2/1/36(2)	5,916,850	6,315,343
FNMA, 5.50%, 7/1/36(2)	535,943	581,183
FNMA, 5.50%, 2/1/37(2)	212,479	230,415
FNMA, 6.00%, 4/1/37	898,508	992,770
FNMA, 6.00%, 7/1/37	3,294,645	3,640,284
FNMA, 6.00%, 8/1/37	3,218,001	3,555,599
FNMA, 6.50%, 8/1/37(2)	392,064	440,669
FNMA, 6.00%, 9/1/37	3,823,237	4,206,409
FNMA, 6.00%, 11/1/37	1,126,482	1,244,660
FNMA, 5.50%, 2/1/38(2)	1,779,991	1,926,625
FNMA, 5.50%, 2/1/38	7,570,387	8,231,880
FNMA, 5.50%, 6/1/38	2,865,716	3,112,538
FNMA, 5.00%, 1/1/39	1,785,684	1,908,180
FNMA, 4.50%, 2/1/39	4,675,658	4,849,487
FNMA, 5.50%, 3/1/39	10,456,278	11,327,460
FNMA, 4.50%, 4/1/39	1,756,339	1,828,221
FNMA, 4.50%, 5/1/39	4,051,228	4,217,035
FNMA, 4.50%, 6/1/39	2,819,584	2,929,696
FNMA, 5.00%, 8/1/39	2,531,082	2,704,711
FNMA, 4.50%, 9/1/39	4,416,344	4,597,094
FNMA, 4.50%, 10/1/39	4,962,930	5,166,050
FNMA, 5.00%, 4/1/40	3,804,730	4,084,753
FNMA, 5.00%, 4/1/40	8,621,867	9,175,595
FNMA, 4.00%, 10/1/40	4,582,539	4,596,167
FNMA, 4.50%, 11/1/40	4,106,812	4,267,193
FNMA, 4.00%, 12/1/40	5,993,873	6,000,459
FNMA, 6.50%, 6/1/47(2)	31,418	35,244
FNMA, 6.50%, 8/1/47(2)	83,379	93,533
FNMA, 6.50%, 8/1/47(2)	127,132	142,614
FNMA, 6.50%, 9/1/47(2)	10,091	11,320
FNMA, 6.50%, 9/1/47(2)	37,162	41,688

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

FNMA, 6.50%, 9/1/47(2)	$ 57,797	$ 64,836
FNMA, 6.50%, 9/1/47(2)	82,359	92,389
FNMA, 6.50%, 9/1/47(2)	166,185	186,424
GNMA, 4.50%, settlement date 7/15/11(3)	4,000,000	4,221,248
GNMA, 7.00%, 11/15/22(2)	4,846	5,580
GNMA, 7.00%, 4/20/26(2)	890	1,032
GNMA, 7.50%, 8/15/26(2)	1,719	2,015
GNMA, 8.00%, 8/15/26(2)	965	1,144
GNMA, 7.50%, 5/15/27(2)	2,276	2,671
GNMA, 8.00%, 6/15/27(2)	1,829	2,173
GNMA, 7.50%, 11/15/27(2)	245	287
GNMA, 7.00%, 2/15/28(2)	580	677
GNMA, 7.50%, 2/15/28(2)	869	1,021
GNMA, 6.50%, 3/15/28(2)	1,676	1,913
GNMA, 7.00%, 4/15/28(2)	291	339
GNMA, 6.50%, 5/15/28(2)	4,495	5,129
GNMA, 7.00%, 12/15/28(2)	1,298	1,514
GNMA, 7.00%, 5/15/31(2)	8,219	9,603
GNMA, 6.00%, 7/15/33	2,236,795	2,504,628
GNMA, 4.50%, 8/15/33	3,798,458	4,040,214
GNMA, 5.00%, 3/20/36	614,268	671,248
GNMA, 5.00%, 4/20/36	1,422,763	1,552,517
GNMA, 5.00%, 5/20/36(2)	1,980,585	2,161,210
GNMA, 5.50%, 1/15/39	2,316,329	2,573,297
GNMA, 6.00%, 1/20/39	281,745	311,710
GNMA, 6.00%, 2/20/39(2)	1,575,925	1,743,532
GNMA, 4.50%, 6/15/39	9,118,876	9,665,771
GNMA, 5.50%, 9/15/39	407,419	450,326
GNMA, 5.00%, 10/15/39	4,371,292	4,762,204
GNMA, 5.00%, 8/20/40	9,041,872	9,832,565
GNMA, 4.00%, 11/20/40	11,137,529	11,327,795
GNMA, 4.00%, 12/15/40	3,955,231	4,035,160
GNMA, 4.50%, 6/15/41	3,010,000	3,185,583
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $255,961,109)		260,295,983
CORPORATE BONDS — 27.1%
AEROSPACE & DEFENSE — 0.4%
L-3 Communications Corp., 5.20%, 10/15/19(2)	60,000	62,191
Lockheed Martin Corp., 7.65%, 5/1/16(2)	220,000	269,950
Lockheed Martin Corp., 4.25%, 11/15/19(2)	1,100,000	1,130,026
Northrop Grumman Corp., 3.70%, 8/1/14(2)	170,000	180,468
United Technologies Corp., 6.125%, 2/1/19(2)	410,000	479,954
United Technologies Corp., 6.05%, 6/1/36(2)	230,000	259,410
United Technologies Corp., 5.70%, 4/15/40(2)	1,180,000	1,268,563
		3,650,562
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)	1,230,000	1,548,864
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	1,190,000	1,448,726
Diageo Capital plc, 5.20%, 1/30/13(2)	280,000	298,687
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(2)	210,000	212,637

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

PepsiCo, Inc., 4.875%, 11/1/40(2)	$ 160,000	$ 153,509
SABMiller plc, 5.50%, 8/15/13(2)(4)	250,000	270,875
		3,933,298
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(2)	400,000	463,512
Amgen, Inc., 3.45%, 10/1/20(2)	320,000	305,505
Amgen, Inc., 4.10%, 6/15/21(2)	430,000	427,160
		1,196,177
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc., 5.30%, 3/15/20(2)	350,000	375,610
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	1,830,000	2,089,435
Credit Suisse (New York), 5.00%, 5/15/13(2)	610,000	651,298
Credit Suisse (New York), 5.50%, 5/1/14(2)	590,000	648,262
Credit Suisse (New York), 6.00%, 2/15/18(2)	600,000	648,005
Credit Suisse (New York), 5.30%, 8/13/19(2)	420,000	447,515
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	270,000	286,912
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	490,000	515,249
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	840,000	901,813
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(2)	520,000	529,778
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	2,580,000	2,609,546
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	2,470,000	2,876,678
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	650,000	671,963
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)	360,000	364,167
Jefferies Group, Inc., 5.125%, 4/13/18	700,000	702,047
Jefferies Group, Inc., 6.875%, 4/15/21(2)	50,000	53,799
Korea Development Bank, 3.25%, 3/9/16(2)	540,000	540,874
Korea Development Bank, 4.00%, 9/9/16(2)	420,000	431,386
Morgan Stanley, 4.20%, 11/20/14(2)	920,000	955,851
Morgan Stanley, 6.00%, 4/28/15(2)	1,000,000	1,084,586
Morgan Stanley, 6.625%, 4/1/18(2)	970,000	1,069,482
Morgan Stanley, 7.30%, 5/13/19(2)	560,000	635,672
Morgan Stanley, 5.625%, 9/23/19(2)	750,000	770,418
Morgan Stanley, 5.50%, 7/24/20(2)	610,000	618,136
Morgan Stanley, 5.75%, 1/25/21(2)	900,000	911,710
Northern Trust Corp., 6.50%, 8/15/18	430,000	498,456
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	520,000	529,112
UBS AG (Stamford Branch), 2.25%, 1/28/14(2)	280,000	283,026
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	1,250,000	1,372,250
UBS AG (Stamford Branch), 5.75%, 4/25/18(2)	250,000	271,290
		24,344,326
CHEMICALS — 0.3%
CF Industries, Inc., 6.875%, 5/1/18	660,000	749,925
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	740,000	831,637
Dow Chemical Co. (The), 2.50%, 2/15/16(2)	890,000	885,074
Mosaic Co. (The), 7.625%, 12/1/16(2)(4)	315,000	334,721
Rohm & Haas Co., 5.60%, 3/15/13(2)	130,000	139,309
		2,940,666
COMMERCIAL BANKS — 1.6%
Barclays Bank plc, 5.00%, 9/22/16(2)	560,000	602,803
BB&T Corp., 5.70%, 4/30/14(2)	250,000	277,558
BB&T Corp., 3.20%, 3/15/16	750,000	767,683
BNP Paribas SA, 3.60%, 2/23/16(2)	590,000	596,944

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Fifth Third Bancorp., 6.25%, 5/1/13(2)	$ 720,000	$ 779,726
HSBC Bank plc, 3.50%, 6/28/15(2)(4)	780,000	800,799
HSBC Bank plc, 3.10%, 5/24/16(2)(4)	390,000	387,665
HSBC Holdings plc, 5.10%, 4/5/21	550,000	564,321
HSBC Holdings plc, 6.80%, 6/1/38(2)	230,000	246,231
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)	130,000	146,741
National Australia Bank Ltd., 2.75%, 9/28/15(2)(4)	290,000	289,959
PNC Bank N.A., 4.875%, 9/21/17(2)	128,000	137,410
PNC Bank N.A., 6.00%, 12/7/17(2)	310,000	348,411
PNC Funding Corp., 3.625%, 2/8/15(2)	420,000	442,576
PNC Funding Corp., 4.25%, 9/21/15(2)	200,000	214,695
PNC Funding Corp., 4.375%, 8/11/20(2)	230,000	232,974
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	860,000	864,503
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)	1,570,000	1,584,643
SunTrust Bank, 7.25%, 3/15/18(2)	100,000	115,467
SunTrust Banks, Inc., 3.60%, 4/15/16(2)	196,000	198,022
U.S. Bancorp., 3.44%, 2/1/16	450,000	457,446
Wachovia Bank N.A., 4.80%, 11/1/14(2)	339,000	362,493
Wachovia Bank N.A., 4.875%, 2/1/15(2)	198,000	212,681
Wells Fargo & Co., 4.375%, 1/31/13(2)	700,000	734,834
Wells Fargo & Co., 3.68%, 6/15/16(2)	560,000	575,672
Wells Fargo & Co., 5.625%, 12/11/17(2)	860,000	950,683
Wells Fargo & Co., 4.60%, 4/1/21(2)	750,000	755,104
Westpac Banking Corp., 3.00%, 8/4/15(2)	340,000	343,870
		13,991,914
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Corrections Corp. of America, 6.25%, 3/15/13(2)	550,000	551,375
Corrections Corp. of America, 7.75%, 6/1/17(2)	550,000	601,563
International Lease Finance Corp., 5.75%, 5/15/16(2)	570,000	561,617
Republic Services, Inc., 3.80%, 5/15/18(2)	270,000	271,417
Republic Services, Inc., 5.50%, 9/15/19(2)	1,233,000	1,345,548
Republic Services, Inc., 5.70%, 5/15/41(2)	380,000	372,274
Waste Management, Inc., 4.75%, 6/30/20(2)	360,000	374,058
Waste Management, Inc., 6.125%, 11/30/39(2)	280,000	294,025
		4,371,877
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(2)	555,000	588,429
CONSUMER FINANCE — 0.8%
American Express Centurion Bank, 5.55%, 10/17/12(2)	250,000	263,971
American Express Centurion Bank, 6.00%, 9/13/17(2)	950,000	1,072,401
American Express Co., 7.25%, 5/20/14(2)	730,000	835,201
American Express Credit Corp., 2.75%, 9/15/15(2)	530,000	530,134
American Honda Finance Corp., 2.375%, 3/18/13(2)(4)	430,000	438,273
American Honda Finance Corp., 2.50%, 9/21/15(2)(4)	1,090,000	1,096,286
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	400,000	491,367
Ford Motor Credit Co. LLC, 7.00%, 10/1/13(2)	150,000	160,644
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	530,000	549,751
John Deere Capital Corp., 4.90%, 9/9/13(2)	250,000	271,431
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(4)	290,000	296,465
SLM Corp., 5.00%, 10/1/13(2)	640,000	665,811
SLM Corp., 6.25%, 1/25/16(2)	570,000	591,701
		7,263,436

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(2)	$ 330,000	$ 361,350
Ball Corp., 6.75%, 9/15/20(2)	640,000	682,400
		1,043,750
DIVERSIFIED FINANCIAL SERVICES — 3.3%
Arch Western Finance LLC, 6.75%, 7/1/13(2)	212,000	213,325
Bank of America Corp., 4.50%, 4/1/15(2)	680,000	711,282
Bank of America Corp., 6.50%, 8/1/16(2)	2,250,000	2,510,851
Bank of America Corp., 5.75%, 12/1/17(2)	490,000	521,397
Bank of America Corp., 5.625%, 7/1/20(2)	800,000	826,939
Bank of America Corp., 5.00%, 5/13/21(2)	1,010,000	998,955
Bank of America N.A., 5.30%, 3/15/17(2)	1,220,000	1,258,371
Citigroup, Inc., 6.00%, 12/13/13(2)	1,060,000	1,152,911
Citigroup, Inc., 6.01%, 1/15/15(2)	2,420,000	2,664,253
Citigroup, Inc., 4.75%, 5/19/15	210,000	222,198
Citigroup, Inc., 3.95%, 6/15/16	580,000	594,122
Citigroup, Inc., 6.125%, 5/15/18(2)	2,560,000	2,821,696
Citigroup, Inc., 8.50%, 5/22/19(2)	160,000	198,535
Citigroup, Inc., 5.375%, 8/9/20(2)	100,000	104,476
Citigroup, Inc., 8.125%, 7/15/39(2)	350,000	439,359
General Electric Capital Corp., 3.75%, 11/14/14(2)	1,500,000	1,588,464
General Electric Capital Corp., 2.25%, 11/9/15(2)	710,000	698,328
General Electric Capital Corp., 5.625%, 9/15/17(2)	250,000	276,209
General Electric Capital Corp., 6.00%, 8/7/19(2)	1,460,000	1,618,276
General Electric Capital Corp., 4.375%, 9/16/20(2)	1,900,000	1,880,476
General Electric Capital Corp., 4.625%, 1/7/21(2)	770,000	775,479
General Electric Capital Corp., 5.30%, 2/11/21(2)	310,000	322,956
General Electric Capital Corp., 6.875%, 1/10/39(2)	350,000	397,510
HSBC Finance Corp., 4.75%, 7/15/13(2)	200,000	211,844
JPMorgan Chase & Co., 3.70%, 1/20/15(2)	310,000	322,490
JPMorgan Chase & Co., 3.45%, 3/1/16	1,730,000	1,763,294
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	2,550,000	2,838,466
JPMorgan Chase Bank N.A., 5.875%, 6/13/16(2)	250,000	276,899
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(4)	387,000	366,908
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(2)(4)	540,000	542,427
		29,118,696
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Alltel Corp., 7.875%, 7/1/32(2)	180,000	237,063
AT&T, Inc., 6.70%, 11/15/13(2)	770,000	863,755
AT&T, Inc., 5.10%, 9/15/14(2)	100,000	109,940
AT&T, Inc., 6.80%, 5/15/36(2)	195,000	218,708
AT&T, Inc., 6.55%, 2/15/39(2)	930,000	1,023,460
British Telecommunications plc, 5.15%, 1/15/13(2)	325,000	344,646
British Telecommunications plc, 5.95%, 1/15/18(2)	1,220,000	1,348,644
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	1,290,000	1,422,359
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	430,000	558,896
CenturyLink, Inc., 6.15%, 9/15/19(2)	620,000	624,210
CenturyLink, Inc., 7.60%, 9/15/39(2)	290,000	279,733
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(2)	100,000	107,880
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	700,000	826,704
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	160,000	211,719
Embarq Corp., 7.08%, 6/1/16(2)	82,000	91,206

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

France Telecom SA, 4.375%, 7/8/14(2)	$ 540,000	$ 585,027
Qwest Corp., 8.875%, 3/15/12(2)	300,000	316,500
Qwest Corp., 7.50%, 10/1/14(2)	120,000	135,150
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	600,000	645,893
Telecom Italia Capital SA, 7.00%, 6/4/18(2)	525,000	574,690
Telecom Italia Capital SA, 7.175%, 6/18/19(2)	360,000	397,860
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	400,000	420,468
Telefonica Emisiones SAU, 5.46%, 2/16/21	600,000	609,830
Verizon Communications, Inc., 6.10%, 4/15/18(2)	395,000	453,058
Verizon Communications, Inc., 8.75%, 11/1/18(2)	670,000	872,534
Verizon Communications, Inc., 4.60%, 4/1/21(2)	1,000,000	1,033,088
Verizon Communications, Inc., 7.35%, 4/1/39(2)	500,000	602,709
Windstream Corp., 7.875%, 11/1/17(2)	620,000	661,075
		15,576,805
ELECTRIC UTILITIES — 0.6%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	160,000	176,999
Carolina Power & Light Co., 5.25%, 12/15/15(2)	90,000	101,582
Carolina Power & Light Co., 5.30%, 1/15/19(2)	180,000	201,118
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	455,000	497,850
Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	520,000	635,552
Duke Energy Corp., 6.30%, 2/1/14(2)	360,000	402,170
Duke Energy Corp., 3.95%, 9/15/14(2)	260,000	276,624
Edison International, 3.75%, 9/15/17(2)	390,000	392,064
FirstEnergy Corp., 6.45%, 11/15/11(2)	22,000	22,413
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	740,000	797,247
Florida Power Corp., 5.65%, 6/15/18(2)	180,000	205,544
Florida Power Corp., 6.35%, 9/15/37(2)	130,000	149,320
Niagara Mohawk Power Corp., 4.88%, 8/15/19(4)	200,000	212,205
Pacificorp, 6.00%, 1/15/39(2)	570,000	631,505
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	180,000	206,428
Southern California Edison Co., 5.625%, 2/1/36(2)	179,000	189,632
		5,098,253
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	790,000	878,875
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	620,000	610,700
		1,489,575
ENERGY EQUIPMENT & SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16(2)	440,000	447,027
Pride International, Inc., 6.875%, 8/15/20(2)	100,000	116,475
Transocean, Inc., 6.50%, 11/15/20(2)	300,000	335,854
Weatherford International Ltd., 9.625%, 3/1/19(2)	600,000	775,575
Weatherford International Ltd., 5.125%, 9/15/20(2)	360,000	367,997
		2,042,928
FOOD & STAPLES RETAILING — 0.8%
CVS Caremark Corp., 6.60%, 3/15/19(2)	1,190,000	1,382,598
Delhaize Group SA, 5.875%, 2/1/14(2)	810,000	888,858
Delhaize Group SA, 6.50%, 6/15/17(2)	150,000	173,053
Kroger Co. (The), 5.00%, 4/15/13(2)	350,000	373,143
Kroger Co. (The), 6.40%, 8/15/17(2)	530,000	621,313
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	235,000	262,009
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	140,000	155,661
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	410,000	424,327

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Wal-Mart Stores, Inc., 4.875%, 7/8/40	$ 970,000	$ 908,727
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	510,000	481,970
Wal-Mart Stores, Inc., 5.625%, 4/15/41(2)	1,400,000	1,449,664
		7,121,323
FOOD PRODUCTS — 0.6%
General Mills, Inc., 5.25%, 8/15/13(2)	880,000	956,424
Kellogg Co., 4.45%, 5/30/16(2)	320,000	349,328
Kraft Foods, Inc., 6.00%, 2/11/13(2)	200,000	215,704
Kraft Foods, Inc., 6.75%, 2/19/14(2)	300,000	339,920
Kraft Foods, Inc., 6.125%, 2/1/18(2)	560,000	644,810
Kraft Foods, Inc., 5.375%, 2/10/20(2)	1,600,000	1,751,061
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	395,000	413,709
Mead Johnson Nutrition Co., 5.90%, 11/1/39(2)	390,000	405,861
Tyson Foods, Inc., 6.85%, 4/1/16(2)	300,000	333,000
		5,409,817
GAS UTILITIES(5)
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	160,000	167,467
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(2)	130,000	152,455
Boston Scientific Corp., 4.50%, 1/15/15(2)	350,000	369,199
Covidien International Finance SA, 1.875%, 6/15/13(2)	500,000	508,682
		1,030,336
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Express Scripts, Inc., 5.25%, 6/15/12(2)	870,000	905,337
Express Scripts, Inc., 7.25%, 6/15/19(2)	1,490,000	1,783,910
HCA, Inc., 7.875%, 2/15/20(2)	1,270,000	1,384,300
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	1,136,000	1,265,179
WellPoint, Inc., 5.80%, 8/15/40(2)	210,000	214,036
		5,552,762
HOTELS, RESTAURANTS & LEISURE — 0.1%
International Game Technology, 5.50%, 6/15/20(2)	300,000	308,477
McDonald's Corp., 5.35%, 3/1/18(2)	270,000	306,395
Wyndham Worldwide Corp., 6.00%, 12/1/16(2)	180,000	191,280
		806,152
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 8.00%, 5/1/16	760,000	828,400
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	385,000	398,759
		1,227,159
HOUSEHOLD PRODUCTS(5)
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	140,000	175,932
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The), 8.00%, 10/15/17(2)	950,000	1,011,750
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	330,000	344,758
		1,356,508
INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co., 5.00%, 2/1/13(2)	652,000	692,190
General Electric Co., 5.25%, 12/6/17(2)	750,000	831,507
		1,523,697
INSURANCE — 1.2%
Allstate Corp. (The), 7.45%, 5/16/19	810,000	964,787
American International Group, Inc., 3.65%, 1/15/14	230,000	234,444
American International Group, Inc., 5.85%, 1/16/18(2)	1,470,000	1,541,589

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

American International Group, Inc., 8.25%, 8/15/18(2)	$ 230,000	$ 264,169
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	435,000	443,470
CNA Financial Corp., 5.75%, 8/15/21	480,000	496,250
Genworth Financial, Inc., 7.20%, 2/15/21(2)	230,000	230,417
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	570,000	587,872
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	470,000	511,529
Lincoln National Corp., 6.25%, 2/15/20(2)	620,000	682,655
MetLife Global Funding I, 5.125%, 4/10/13(2)(4)	340,000	361,862
MetLife, Inc., 2.375%, 2/6/14(2)	300,000	305,813
MetLife, Inc., 6.75%, 6/1/16(2)	1,060,000	1,234,526
New York Life Global Funding, 4.65%, 5/9/13(2)(4)	250,000	267,520
Prudential Financial, Inc., 3.625%, 9/17/12(2)	300,000	308,037
Prudential Financial, Inc., 7.375%, 6/15/19(2)	660,000	783,471
Prudential Financial, Inc., 5.375%, 6/21/20(2)	480,000	506,257
Prudential Financial, Inc., 5.40%, 6/13/35(2)	100,000	91,902
Prudential Financial, Inc., 6.20%, 11/15/40(2)	170,000	174,319
Prudential Financial, Inc., 5.625%, 5/12/41(2)	290,000	269,128
		10,260,017
INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(2)	170,000	158,788
Google, Inc., 2.125%, 5/19/16(2)	520,000	521,721
		680,509
MACHINERY — 0.1%
Danaher Corp., 3.90%, 6/23/21	650,000	648,291
Deere & Co., 5.375%, 10/16/29(2)	480,000	510,641
		1,158,932
MEDIA — 2.4%
CBS Corp., 4.30%, 2/15/21(2)	620,000	606,036
Comcast Corp., 5.90%, 3/15/16(2)	1,810,000	2,061,576
Comcast Corp., 5.70%, 5/15/18(2)	200,000	223,357
Comcast Corp., 5.15%, 3/1/20(2)	380,000	409,602
Comcast Corp., 6.40%, 5/15/38(2)	1,040,000	1,113,363
CSC Holdings LLC, 6.75%, 4/15/12(2)	102,000	105,188
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	560,000	613,248
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(2)	880,000	919,876
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	1,740,000	1,804,389
Discovery Communications LLC, 5.625%, 8/15/19(2)	490,000	542,080
Discovery Communications LLC, 4.375%, 6/15/21(2)	520,000	515,569
DISH DBS Corp., 7.00%, 10/1/13(2)	200,000	215,750
DISH DBS Corp., 6.75%, 6/1/21(2)(4)	520,000	535,600
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	840,000	997,500
Lamar Media Corp., 9.75%, 4/1/14(2)	420,000	487,200
NBCUniversal Media LLC, 5.15%, 4/30/20(2)(4)	320,000	338,273
NBCUniversal Media LLC, 4.375%, 4/1/21(4)	1,100,000	1,089,873
News America, Inc., 6.90%, 8/15/39(2)	710,000	784,418
Omnicom Group, Inc., 4.45%, 8/15/20(2)	670,000	665,415
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	790,000	825,967
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	1,730,000	2,008,092
Time Warner, Inc., 3.15%, 7/15/15(2)	540,000	558,749
Time Warner, Inc., 4.875%, 3/15/20(2)	920,000	953,781
Time Warner, Inc., 7.70%, 5/1/32(2)	440,000	532,731
Time Warner, Inc., 6.10%, 7/15/40(2)	440,000	448,815

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Virgin Media Secured Finance plc, 6.50%, 1/15/18(2)	$ 1,440,000	$ 1,585,800
Virgin Media Secured Finance plc, 5.25%, 1/15/21(2)(4)	380,000	405,154
		21,347,402
METALS & MINING — 0.9%
Anglo American Capital plc, 9.375%, 4/8/19(2)(4)	250,000	329,170
Anglo American Capital plc, 4.45%, 9/27/20(2)(4)	220,000	223,787
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	655,000	645,634
ArcelorMittal, 9.85%, 6/1/19(2)	590,000	748,654
ArcelorMittal, 5.25%, 8/5/20(2)	455,000	450,387
ArcelorMittal, 5.50%, 3/1/21(2)	630,000	631,732
Barrick Finance LLC, 4.40%, 5/30/21(4)	670,000	667,741
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	630,000	689,064
Newmont Mining Corp., 6.25%, 10/1/39(2)	370,000	385,362
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	240,000	229,970
Teck Resources Ltd., 5.375%, 10/1/15(2)	210,000	232,574
Teck Resources Ltd., 3.15%, 1/15/17(6)	460,000	460,622
Teck Resources Ltd., 3.85%, 8/15/17	100,000	101,615
Vale Overseas Ltd., 5.625%, 9/15/19(2)	1,205,000	1,291,311
Vale Overseas Ltd., 4.625%, 9/15/20	690,000	689,224
		7,776,847
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	100,000	102,779
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	390,000	439,525
		542,304
MULTI-UTILITIES — 0.5%
CMS Energy Corp., 4.25%, 9/30/15	290,000	299,604
CMS Energy Corp., 8.75%, 6/15/19(2)	1,140,000	1,396,488
Dominion Resources, Inc., 6.40%, 6/15/18(2)	810,000	940,530
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	701,000	722,425
PG&E Corp., 5.75%, 4/1/14(2)	110,000	121,465
Sempra Energy, 8.90%, 11/15/13(2)	500,000	578,057
Sempra Energy, 6.50%, 6/1/16(2)	410,000	475,101
Sempra Energy, 9.80%, 2/15/19(2)	130,000	174,543
		4,708,213
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(2)	190,000	204,612
Xerox Corp., 4.25%, 2/15/15(2)	580,000	617,837
		822,449
OIL, GAS & CONSUMABLE FUELS — 2.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	910,000	1,024,932
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	480,000	502,440
Apache Corp., 5.25%, 2/1/42(2)	220,000	217,540
BP Capital Markets plc, 3.20%, 3/11/16(2)	560,000	569,921
BP Capital Markets plc, 4.50%, 10/1/20(2)	360,000	367,568
Cenovus Energy, Inc., 4.50%, 9/15/14(2)	310,000	336,586
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	300,000	328,500
ConocoPhillips, 5.75%, 2/1/19(2)	710,000	817,341
El Paso Corp., 7.25%, 6/1/18(2)	900,000	1,014,900
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	540,000	619,661
Enbridge Energy Partners LP, 5.20%, 3/15/20(2)	220,000	233,531
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	490,000	466,478
Enterprise Products Operating LLC, 3.70%, 6/1/15(2)	420,000	440,540

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	$ 980,000	$ 1,124,863
Enterprise Products Operating LLC, 5.20%, 9/1/20(2)	750,000	791,752
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	440,000	438,514
EOG Resources, Inc., 5.625%, 6/1/19(2)	240,000	269,440
EOG Resources, Inc., 4.10%, 2/1/21(2)	525,000	519,174
Hess Corp., 6.00%, 1/15/40(2)	320,000	332,339
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	510,000	590,308
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(2)	550,000	579,274
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	620,000	645,913
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	560,000	651,265
Marathon Petroleum Corp., 3.50%, 3/1/16(2)(4)	470,000	482,089
Marathon Petroleum Corp., 5.125%, 3/1/21(2)(4)	350,000	360,254
Newfield Exploration Co., 6.875%, 2/1/20(2)	985,000	1,051,487
Nexen, Inc., 6.20%, 7/30/19(2)	500,000	562,275
Peabody Energy Corp., 6.50%, 9/15/20(2)	310,000	334,800
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	230,000	243,575
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	300,000	321,332
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,150,000	1,185,790
Petroleos Mexicanos, 6.00%, 3/5/20(2)	480,000	529,200
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(2)	400,000	419,792
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(2)	760,000	957,002
Shell International Finance BV, 3.10%, 6/28/15(2)	800,000	836,516
Shell International Finance BV, 6.375%, 12/15/38(2)	220,000	255,976
Suncor Energy, Inc., 6.10%, 6/1/18(2)	713,000	811,627
Suncor Energy, Inc., 6.85%, 6/1/39(2)	290,000	328,583
Talisman Energy, Inc., 7.75%, 6/1/19(2)	920,000	1,122,286
Talisman Energy, Inc., 3.75%, 2/1/21(2)	500,000	473,240
TransCanada PipeLines Ltd., 3.80%, 10/1/20	280,000	277,362
Valero Energy Corp., 4.50%, 2/1/15(2)	910,000	971,880
Williams Partners LP, 4.125%, 11/15/20(2)	330,000	317,152
		24,724,998
PAPER & FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(2)(4)	1,220,000	1,244,790
International Paper Co., 9.375%, 5/15/19(2)	305,000	389,855
		1,634,645
PHARMACEUTICALS — 0.5%
Abbott Laboratories, 5.30%, 5/27/40(2)	780,000	786,417
AstraZeneca plc, 5.90%, 9/15/17(2)	140,000	163,270
Pfizer, Inc., 7.20%, 3/15/39(2)	470,000	592,070
Roche Holdings, Inc., 5.00%, 3/1/14(2)(4)	285,000	312,109
Roche Holdings, Inc., 6.00%, 3/1/19(2)(4)	925,000	1,066,815
Sanofi, 4.00%, 3/29/21(2)	436,000	436,606
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	1,336,000	1,451,716
		4,809,003
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Developers Diversified Realty Corp., 5.375%, 10/15/12(2)	280,000	288,281
Developers Diversified Realty Corp., 4.75%, 4/15/18(2)	1,110,000	1,095,190
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	281,154
HCP, Inc., 3.75%, 2/1/16(2)	540,000	549,460
HCP, Inc., 5.375%, 2/1/21	840,000	867,433
Kimco Realty Corp., 6.875%, 10/1/19(2)	300,000	348,943
ProLogis LP, 6.625%, 12/1/19(2)	590,000	643,173

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

ProLogis LP, 6.875%, 3/15/20(2)	$ 13,000	$ 14,370
Reckson Operating Partnership LP, 6.00%, 3/31/16	500,000	535,999
Reckson Operating Partnership LP, 7.75%, 3/15/20(2)	540,000	619,292
Simon Property Group LP, 5.10%, 6/15/15(2)	200,000	220,904
Simon Property Group LP, 5.75%, 12/1/15(2)	390,000	438,023
UDR, Inc., 4.25%, 6/1/18(2)	450,000	447,290
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	790,000	782,672
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	570,000	557,103
WEA Finance LLC, 4.625%, 5/10/21(2)(4)	910,000	884,218
		8,573,505
ROAD & RAIL — 0.1%
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	200,000	187,062
CSX Corp., 5.75%, 3/15/13(2)	263,000	283,043
Norfolk Southern Corp., 5.75%, 1/15/16(2)	250,000	284,489
Norfolk Southern Corp., 5.75%, 4/1/18(2)	500,000	566,439
		1,321,033
SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17(2)	400,000	449,284
Oracle Corp., 5.25%, 1/15/16(2)	1,200,000	1,354,989
Oracle Corp., 5.375%, 7/15/40(2)(4)	570,000	578,497
		2,382,770
SPECIALTY RETAIL — 0.3%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	118,000	120,065
Gap, Inc. (The), 5.95%, 4/12/21(2)	490,000	471,295
Home Depot, Inc. (The), 5.40%, 3/1/16(2)	690,000	771,463
Home Depot, Inc. (The), 5.95%, 4/1/41(2)	420,000	434,055
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	500,000	538,125
		2,335,003
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20(2)	450,000	438,750
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
America Movil SAB de CV, 5.00%, 10/16/19(2)	650,000	681,533
America Movil SAB de CV, 5.00%, 3/30/20(2)	370,000	387,588
American Tower Corp., 4.625%, 4/1/15(2)	860,000	905,802
Rogers Communications, Inc., 6.25%, 6/15/13(2)	340,000	372,991
SBA Telecommunications, Inc., 8.00%, 8/15/16(2)	250,000	267,187
SBA Telecommunications, Inc., 8.25%, 8/15/19(2)	400,000	430,000
Vodafone Group plc, 5.00%, 12/16/13(2)	720,000	783,704
Vodafone Group plc, 5.625%, 2/27/17(2)	870,000	975,545
		4,804,350
TOTAL CORPORATE BONDS
(Cost $229,585,166)		239,342,575
U.S. TREASURY SECURITIES — 22.1%
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	1,580,000	2,169,414
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	955,000	1,365,799
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	5,227,000	6,030,651
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	4,700,000	5,507,813
U.S. Treasury Bonds, 4.75%, 2/15/37(2)	800,000	855,875
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	500,000	490,547
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	15,870,000	15,882,394
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	2,600,000	2,596,740

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. Treasury Notes, 0.75%, 5/31/12(2)	$ 2,500,000	$ 2,512,490
U.S. Treasury Notes, 4.25%, 9/30/12(2)	1,390,000	1,458,685
U.S. Treasury Notes, 1.375%, 10/15/12(2)	9,900,000	10,036,897
U.S. Treasury Notes, 1.375%, 11/15/12(2)	20,800,000	21,100,622
U.S. Treasury Notes, 0.50%, 11/30/12(2)	6,440,000	6,456,100
U.S. Treasury Notes, 1.375%, 1/15/13(2)	28,300,000	28,737,773
U.S. Treasury Notes, 1.375%, 5/15/13(2)	14,000,000	14,243,978
U.S. Treasury Notes, 1.25%, 3/15/14(2)	16,760,000	17,000,942
U.S. Treasury Notes, 2.375%, 8/31/14(2)	1,200,000	1,255,406
U.S. Treasury Notes, 2.625%, 12/31/14(2)	3,800,000	4,004,843
U.S. Treasury Notes, 1.25%, 9/30/15(2)	13,556,000	13,463,860
U.S. Treasury Notes, 2.125%, 12/31/15(2)	14,000,000	14,367,500
U.S. Treasury Notes, 2.00%, 1/31/16(2)	11,500,000	11,719,224
U.S. Treasury Notes, 2.00%, 4/30/16(2)	5,000,000	5,073,030
U.S. Treasury Notes, 4.75%, 8/15/17(2)	1,092,000	1,255,288
U.S. Treasury Notes, 2.625%, 4/30/18(2)	1,355,000	1,371,302
U.S. Treasury Notes, 3.625%, 2/15/20(2)	700,000	740,032
U.S. Treasury Notes, 2.625%, 8/15/20(2)	650,000	628,672
U.S. Treasury Notes, 3.625%, 2/15/21(2)	4,500,000	4,689,140
TOTAL U.S. TREASURY SECURITIES
(Cost $191,802,727)		195,015,017
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 5.9%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	1,529,035	1,557,437
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(2)	1,500,000	1,590,989
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(2)	117,342	117,572
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/11(2)	952,175	987,601
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.37%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)(4)	1,408,374	1,307,425
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 7/1/11(2)	750,000	753,891
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 7/1/11(2)	1,750,000	1,870,399
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	3,150,000	3,174,824
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 7/1/11(2)	2,100,000	2,272,438
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.475%, 7/10/39(2)	1,895,957	1,894,776
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(2)	3,000,000	3,162,708
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(2)	2,350,000	2,506,019
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(2)	3,300,000	3,481,462
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(2)	3,150,000	3,339,804
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.32%, 7/11/11(2)	1,150,000	1,239,065

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class AJ, VRN, 4.86%, 7/11/11(2)		$ 500,000	$ 510,193
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A3 SEQ, 3.97%, 3/15/29(2)		1,595,790	1,626,668
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)		196,717	196,867
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30		3,502,000	3,577,983
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)		1,700,000	1,718,020
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.84%, 7/15/40(2)		850,000	818,994
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 7/11/11(2)		800,000	826,689
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 7/11/11(2)		1,600,000	1,665,726
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.26%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(2)(4)		40,127	39,536
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(2)		3,604,263	3,647,066
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(2)		475,013	478,826
Morgan Stanley Capital I, Series 2004 HQ3, Class A3 SEQ, 4.49%, 1/13/41(2)		340,547	345,051
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)		1,647,269	1,661,699
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(2)		13,006	13,053
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(2)		1,300,000	1,352,929
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(2)		167,215	168,636
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(2)		800,000	821,486
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/11(2)		3,100,000	3,187,389
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $51,605,148)			51,913,221
SOVEREIGN GOVERNMENTS & AGENCIES — 5.2%
BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		2,020,000	2,348,250
Brazilian Government International Bond, 4.875%, 1/22/21		840,000	902,580
Brazilian Government International Bond, 5.625%, 1/7/41(2)		390,000	402,675
			3,653,505
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(2)		29,000	40,049
Province of Ontario Canada, 5.45%, 4/27/16(2)		550,000	630,601
			670,650
GERMANY — 4.0%
German Federal Republic, 3.50%, 7/4/19	EUR	22,020,000	33,530,962
KfW, 4.125%, 10/15/14(2)		$ 690,000	753,078
KfW, 2.00%, 6/1/16		1,200,000	1,200,384
			35,484,424
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(2)		770,000	784,267

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17(2)	$ 300,000	$ 342,450
United Mexican States, 5.95%, 3/19/19(2)	1,450,000	1,671,125
United Mexican States, 5.125%, 1/15/20(2)	950,000	1,030,750
United Mexican States, 6.05%, 1/11/40(2)	650,000	694,850
		3,739,175
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(2)	170,000	175,993
Poland Government International Bond, 6.375%, 7/15/19(2)	500,000	572,500
Poland Government International Bond, 5.125%, 4/21/21(2)	450,000	466,312
		1,214,805
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	750,000	759,886
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $44,093,757)		46,306,712
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 5.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	537,587	404,318
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	928,285	935,854
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.75%, 7/1/11(2)	1,411,026	1,171,446
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(2)	103,159	99,623
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	925,687	911,639
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.34%, 7/1/11(2)	1,612,035	1,560,196
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	599,368	632,033
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	503,909	490,016
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	599,565	571,352
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.76%, 7/1/11(2)	375,987	335,397
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(2)	882,985	885,143
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	453,451	464,186
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 3.08%, 7/1/11(2)	1,233,770	1,005,148
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(2)	511,054	533,718
PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 7/1/11	1,656,901	1,732,186
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	1,425,406	1,366,251
WaMu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(2)	575,708	608,650
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(2)	1,076,882	1,116,143
Wells Fargo Mortgage-Backed Securities Trust, Series 2004 A, Class A1, VRN, 4.85%, 7/1/11(2)	569,423	579,246

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR14, Class A1, VRN, 5.36%, 7/1/11(2)	$ 1,117,901	$ 1,109,627
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	782,140	787,477
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	881,919	884,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,724,853	1,620,580
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.40%, 7/1/11(2)	383,794	385,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	1,052,830	1,056,049
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(2)	1,300,000	1,264,598
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9, SEQ, 6.00%, 8/25/36(2)	1,100,000	1,056,166
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,500,000	2,444,196
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	949,276	890,127
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.08%, 7/1/11	884,904	874,658
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,552,456	1,617,196
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	1,358,822	1,323,480
		30,716,341
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
FHLMC, Series 2702, Class AB, 4.50%, 7/15/27	10,427	10,426
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	700,000	769,433
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.05% with no caps	9,079,021	9,147,588
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	921,879	926,723
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(2)	1,912	2,215
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.03% with no caps	1,493,786	1,501,699
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.04% with no caps	916,903	919,706
		13,277,790
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,770,026)		43,994,131
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 4.0%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
FHLMC, 2.50%, 5/27/16(2)	1,730,000	1,775,477
FHLMC, 5.50%, 8/23/17(2)	3,000,000	3,520,536
FHLMC, 4.875%, 6/13/18(2)	1,530,000	1,740,526
FNMA, 1.625%, 10/26/15	1,280,000	1,275,270
FNMA, 5.00%, 2/13/17(2)	1,650,000	1,885,376
FNMA, 6.625%, 11/15/30(2)	2,173,000	2,750,933
		12,948,118
GOVERNMENT-BACKED CORPORATE BONDS(7) — 2.6%
Ally Financial, Inc., 1.75%, 10/30/12(2)	4,000,000	4,068,708
Bank of America Corp., 2.10%, 4/30/12(2)	4,000,000	4,063,536

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Bank of America Corp., 3.125%, 6/15/12(2)	$ 1,500,000	$ 1,541,373
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,098,220
General Electric Capital Corp., 2.20%, 6/8/12(2)	2,500,000	2,546,935
General Electric Capital Corp., 2.625%, 12/28/12(2)	2,465,000	2,540,072
U.S. Bancorp., 1.80%, 5/15/12	2,000,000	2,028,346
		21,887,190
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $33,893,709)		34,835,308
MUNICIPAL SECURITIES — 2.0%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(2)	420,000	504,185
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(2)	195,000	189,862
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(2)	260,000	294,882
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(2)	1,170,000	1,280,249
California GO, (Building Bonds), 6.65%, 3/1/22(2)	240,000	269,246
California GO, (Building Bonds), 7.55%, 4/1/39(2)	100,000	115,404
California GO, (Building Bonds), 7.30%, 10/1/39(2)	200,000	224,490
California GO, (Building Bonds), 7.60%, 11/1/40(2)	95,000	110,134
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(2)	855,000	841,371
Illinois GO, 5.88%, 3/1/19(2)	940,000	970,033
Illinois GO, (Building Bonds), 7.35%, 7/1/35(2)	115,000	123,431
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	1,053,000	900,757
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	310,000	318,720
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(2)(8)	1,900,000	1,970,604
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35(2)	230,000	211,559
Los Angeles Community College District GO, (Building Bonds) (Election of 2008), 6.75%, 8/1/49(2)	200,000	231,936
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	480,000	492,389
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(2)	70,000	70,547
Maryland State Transportation Auth. Rev., (Building Bonds), 5.75%, 7/1/41(2)	75,000	79,970
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(2)	305,000	331,508
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(2)	545,000	598,617
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(2)	280,000	288,131
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	250,000	305,125
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(2)	505,000	591,759
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(2)	670,000	738,494
Ohio State University General Receipts. Rev. (The), Series 2010 C, (Building Bonds), 4.91%, 6/1/40(2)	45,000	43,278
Ohio State Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(2)	390,000	378,487

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/Shares	Value

Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(2)	$ 200,000	$ 211,984
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49(2)	600,000	573,648
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(2)	715,000	751,108
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(2)	650,000	673,238
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(2)	500,000	466,505
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)	250,000	276,217
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	625,000	641,037
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(2)	595,000	620,918
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)	290,000	307,380
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(2)	320,000	327,149
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	630,000	628,085
TOTAL MUNICIPAL SECURITIES
(Cost $17,180,659)		17,952,437
ASSET-BACKED SECURITIES(1) — 0.2%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	1,279,828	1,301,996
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.50%, 7/25/11, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)	191,774	191,820
TOTAL ASSET-BACKED SECURITIES
(Cost $1,471,576)		1,493,816
TEMPORARY CASH INVESTMENTS — 6.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	13,812,253	13,812,253
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $16,499,034), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $16,125,482)		16,125,482
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $13,710,788), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $13,437,902)		13,437,902
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $16,449,743), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $16,125,483)		16,125,483
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $59,501,120)		59,501,120
TOTAL INVESTMENT SECURITIES — 107.7%
(Cost $928,864,997)		950,650,320
OTHER ASSETS AND LIABILITIES — (7.7)%		(68,004,361)
TOTAL NET ASSETS — 100.0%	$882,645,959

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
75,000	EUR for USD	HSBC Bank plc	7/29/11	$ 108,689	$ (937)
120,000	EUR for USD	HSBC Bank plc	7/29/11	173,903	(1,323)
18,708,853	EUR for USD	HSBC Bank plc	7/29/11	27,112,683	89,990
100,000	EUR for USD	UBS AG	7/29/11	144,919	(1,219)
4,924,178	EUR for USD	Westpac Banking Corp.	7/29/11	7,136,070	(115,423)
				$34,676,264	$(28,912)
(Value on Settlement Date $34,647,352)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
190	U.S. Long Bond	September 2011	$23,375,938	$(116,209)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
583	U.S. Treasury 2-Year Notes	September 2011	$127,877,406	$(329,249)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$7,500,000	Receive quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America High Yield 15 Index, par value of the proportional notional amount. Expires December 2015.*	$49,113	$69,971
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)
Security, or a portion thereof, has been segregated for forward commitments, when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $208,808,000.

(3)	Forward commitment.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $15,531,296, which represented 1.8% of total net assets.

(5)	Category is less than 0.05% of total net assets.
(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	Escrowed to maturity in U.S. government securities or state and local government securities.

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Diversified Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$260,295,983	–
Corporate Bonds	–	239,342,575	–
U.S. Treasury Securities	–	195,015,017	–
Commercial Mortgage-Backed Securities	–	51,913,221	–
Sovereign Governments & Agencies	–	46,306,712	–
Collateralized Mortgage Obligations	–	43,994,131	–
U.S. Government Agency Securities and Equivalents	–	34,835,308	–
Municipal Securities	–	17,952,437	–
Asset-Backed Securities	–	1,493,816	–
Temporary Cash Investments	$13,812,253	45,688,867	–
Total Value of Investment Securities	$13,812,253	$936,838,067	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(28,912)	–
Futures Contracts	$(445,458)	–	–
Swap Agreements	–	20,858	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(445,458)	$(8,054)	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$929,146,572
Gross tax appreciation of investments	$23,695,924
Gross tax depreciation of investments	(2,192,176)
Net tax appreciation (depreciation) of investments	$21,503,748

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

June 30, 2011

Premium Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
	Principal Amount	Value

MUNICIPAL SECURITIES — 42.7%
Alabama Industrial Development Auth. Rev., (Simcala, Inc.), VRDN, 0.30%, 7/1/11 (LOC: JPMorgan Chase Bank N.A.)	$ 3,725,000	$ 3,725,000
Alameda County Industrial Development Auth. Rev., (Pacific Paper Tube), VRDN, 0.16%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(1)	1,975,000	1,975,000
Alameda County Industrial Development Auth. Rev., (Tool Family Partnership), VRDN, 0.16%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(1)	1,735,000	1,735,000
Alameda Industrial Development Auth. Rev., VRDN, 0.16%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(1)	4,460,000	4,460,000
Allen County Health Care Facilities Rev., (Mennonite Memorial Home), VRDN, 0.18%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(1)	500,000	500,000
Atlanta Urban Residential Finance Auth. Multifamily Rev., (New Community East Lake Project), VRDN, 0.25%, 7/1/11 (LOC: Bank of America N.A.)(1)(2)	5,600,000	5,600,000
Bermudian Springs School District GO, VRDN, 0.20%, 7/7/11 (AGM)(SBBPA: Royal Bank of Canada)	2,325,000	2,325,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.22%, 7/1/11(1)	1,000,000	1,000,000
California Enterprise Development Auth. Rev., Series 2008 B, (Pocino Foods), VRDN, 0.44%, 7/7/11 (LOC: City National Bank and FHLB)	845,000	845,000
California Enterprise Development Auth. Rev., Series 2008 B, (Ramar International Corp.), VRDN, 0.44%, 7/7/11 (LOC: Bank of the West)	1,035,000	1,035,000
California Enterprise Development Auth. Rev., Series 2008 B, (Sconza Candy), VRDN, 0.20%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(1)	3,060,000	3,060,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (iWorks, Inc.), VRDN, 0.24%, 7/1/11 (LOC: City National Bank and FHLB)(1)	1,765,000	1,765,000
California School Cash Reserve Program Auth. Rev., Series 2011 B, 2.00%, 6/1/12(3)	2,000,000	2,027,740
California Statewide Communities Development Auth. Multifamily Rev., Series 2001 S, (Birchcrest Apartments), VRDN, 0.09%, 7/1/11 (LOC: U.S. Bank N.A.)	955,000	955,000
California Statewide Communities Development Auth. Rev., (Tiger Woods Learning Foundation), VRDN, 0.30%, 7/7/11 (LOC: Bank of America N.A.)	6,950,000	6,950,000
Chicago Industrial Development Rev., (Enterprise Center VII), VRDN, 0.30%, 7/1/11 (LOC: Bank of America N.A.)(1)	5,000,000	5,000,000
Chicago Midway Airport Rev., Series 1998 B, (Second Lien), VRDN, 0.06%, 7/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	4,900,000	4,900,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.08%, 7/6/11	15,000,000	15,000,000
Cobb County Georgia Development Auth. Pollution Control Rev., (Georgia Power Co. Plant), VRDN, 0.13%, 7/1/11(1)(2)	8,330,000	8,330,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2004 B, (Corey Building), VRDN, 0.44%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(1)	145,000	145,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2005 B, (Closet Factory), VRDN, 0.44%, 7/7/11 (LOC: Colorado Business Bank and FHLB)(1)	875,000	875,000
Emporia Industrial Development Auth. Rev., VRDN, 0.25%, 7/1/11 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.10%, 7/1/11(1)	11,000,000	11,000,000
Floyd County Development Auth. Pollution Control Rev., (Georgia Power Co. Plant Hammond), VRDN, 0.15%, 7/1/11(1)	11,900,000	11,900,000
Gary Industrial Empowerment Zone Rev., (Chemcoaters LLC), VRDN, 0.40%, 7/7/11 (LOC: American Bank & Trust and FHLB)(1)	6,500,000	6,500,000
Hotchkiss Industrial Development Rev., (Kroger Co.), VRDN, 0.16%, 7/1/11 (LOC: U.S. Bank N.A.)	1,500,000	1,500,000

Premium Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Houston Higher Education Finance Corp. Housing Rev., Series 2003 C, (Tierwester Oaks & Richfield Manor), VRDN, 1.16%, 7/1/11 (LOC: Bank of New York)	$ 785,000	$ 785,000
Hunt Memorial Hospital District Rev., VRDN, 0.19%, 7/7/11 (AGM)(SBBPA: JPMorgan Chase Bank N.A.)(1)	4,830,000	4,830,000
Hutchinson Industrial Development Rev., (Kroger Co.), VRDN, 0.16%, 7/1/11 (LOC: Bank of Nova Scotia)	1,000,000	1,000,000
Iowa Finance Auth. Private College Rev., (Morningside College), VRDN, 0.07%, 7/1/11 (LOC: U.S. Bank N.A.)(1)	900,000	900,000
Iowa Higher Education Loan Auth. Rev., VRDN, 0.10%, 7/1/11 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Reassessment District No. 03-19), VRDN, 0.04%, 7/1/11 (LOC: U.S. Bank N.A. and California State Teacher's Retirement)	3,350,000	3,350,000
Jackson County Industrial Development Auth. Rev., (Linda Hall Library), VRDN, 0.11%, 7/7/11 (LOC: Commerce Bank N.A.)(1)	3,000,000	3,000,000
King County Housing Auth. Rev., (Auburn Court Apartments), VRDN, 0.12%, 7/7/11 (FNMA)(LIQ FAC: FNMA)	11,445,000	11,445,000
Lake County Multifamily Housing Rev., (Rosewood Apartment), VRDN, 0.15%, 7/7/11 (LOC: FHLMC)(1)	2,330,000	2,330,000
Lansing Economic Development Corp. Rev., (Accident Fund), VRDN, 0.23%, 7/1/11 (LOC: FHLB)(1)	2,730,000	2,730,000
Louisiana Public Facilities Auth. Rev., (Dynamic Fuels LLC), VRDN, 0.04%, 7/1/11 (LOC: JPMorgan Chase Bank N.A.)	11,015,000	11,015,000
Lowell Industrial Development Rev., (Little Rock Newspapers Project), VRDN, 0.16%, 7/6/11 (LOC: JPMorgan Chase Bank N.A.)(1)(2)	6,500,000	6,500,000
Manheim Township School District GO, VRDN, 0.20%, 7/7/11 (AGM)(LOC: Royal Bank of Canada)	3,490,000	3,490,000
Maryland COP, Series 2011 A, 0.65%, 9/1/11(1)	2,155,000	2,155,000
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 G, (South Shore Hospital), VRDN, 0.18%, 7/7/11 (AGM)(SBBPA: JPMorgan Chase Bank N.A.)(1)	1,710,000	1,710,000
Michigan GO, Series 2010 A, 2.00%, 9/30/11	5,000,000	5,019,524
Michigan State Hospital Finance Auth. Rev., (Ascenion Health Senior Credit), VRDN, 0.45%, 3/1/12(1)	3,000,000	3,000,000
Michigan State Hospital Finance Auth. Rev., (Ascenion Health Senior Credit), VRDN, 0.45%, 3/15/12(1)	4,000,000	4,000,000
Michigan Strategic Fund Ltd. Obligation Rev., (Orchestra Place), VRDN, 0.27%, 7/1/11 (LOC: Bank of America N.A.)(1)	1,245,000	1,245,000
Minneapolis Minnesota Multifamily Rev., 0.21%, 7/1/11 (LOC: Bank of America N.A.)	2,780,000	2,780,000
Mississippi Business Finance Corp. Rev., (Aurora Flight Sciences Corp.), VRDN, 0.35%, 7/1/11 (LOC: Branch Banking & Trust)(1)	12,085,000	12,085,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 0.30%, 7/1/11 (LOC: Trustmark National Bank and FHLB)	7,670,000	7,670,000
Mobile Industrial Development Board. Solid Waste Disposal Rev., (Alabama Power-Barry Plant), VRDN, 0.09%, 7/1/11(1)	3,000,000	3,000,000
Montebello COP, VRDN, 0.44%, 7/6/11 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)(1)	6,150,000	6,150,000
Morgan Hill Redevelopment Agency Tax Allocation Rev., Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 0.25%, 7/7/11 (LOC: Bank of Nova Scotia)(1)	12,955,000	12,955,000
Murray Industrial Building Rev., (Kroger Co.), VRDN, 0.16%, 7/1/11 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Nevada Housing Division, Series 2002 B, VRDN,, 0.32%, 7/7/11 (FNMA)(LIQ FAC: FNMA)(1)	690,000	690,000

Premium Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Nevada Housing Division Multi-Family Housing Rev., (Golden Apartments), VRDN, 0.13%, 7/7/11 (FHLMC)(LIQ FAC: FHLMC)(1)	$ 1,600,000	$ 1,600,000
New Jersey Economic Development Auth. Rev., Series 2006 B, (Accurate Box Co., Inc.), VRDN, 0.24%, 7/7/11 (LOC: Sun Bank N.A. and Wells Fargo Bank N.A.)(1)	660,000	660,000
New Mexico Educational Assistance Foundation Rev., Series 2003 A2, VRDN, 0.14%, 7/6/11 (LOC: Royal Bank of Canada)	2,550,000	2,550,000
New York GO, Series 2011 I2, 1.50%, 8/1/11(1)	21,158,000	21,179,451
North Carolina Medical Care Commission Health Care Facilities Rev., (Stanley Total Living Center), VRDN, 0.18%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(2)	905,000	905,000
North Carolina Medical Care Commission Rev., (Cornelia Nixon Davis, Inc), VRDN, 0.14%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(1)	5,475,000	5,475,000
Oregon Housing & Community Services Deparment Rev., Series 2009 B1, (Pearl Family Housing), VRDN, 0.13%, 7/7/11 (LOC: U.S. Bank N.A.)(1)	3,650,000	3,650,000
Palm Bay Rev., VRDN, 0.35%, 7/7/11 (AGM)(SBBPA: State Street Bank & Trust Co.)(1)	6,295,000	6,295,000
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 0.23%, 7/5/11 (LOC: Bank of New York and California State Teachers' Retirement System)	200,000	200,000
Pittsburgh and Allegheny County Sports & Exhibition Auth. Rev., Series 2007 A, VRDN, 0.15%, 7/7/11 (AGM)(LOC: PNC Bank N.A.)(1)	10,000,000	10,000,000
Pittsburgh Water & Sewer Auth. Rev., Series 2007 B-1, (First Lien), VRDN, 0.11%, 7/7/11 (AGM)(LOC: JPMorgan Chase Bank N.A.)(1)	25,000,000	25,000,000
Plymouth GO, 3.00%, 5/15/12(1)	1,050,000	1,073,273
Port of Corpus Christi Auth. of Nueces County Rev., (Flint Hills Resources), VRDN, 0.18%, 7/6/11(1)	5,000,000	5,000,000
Poughkeepsie Industrial Development Agency Rev., VRDN, 0.16%, 7/7/11 (LOC: JPMorgan Chase Bank N.A.)(1)	8,000,000	8,000,000
Putnam County Development Auth. Pollution Control Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.10%, 7/1/11(1)	6,025,000	6,025,000
Putnam County Health Care Facilities Rev., (Refunding and Improvement Hilty Memorial Home, Inc.), VRDN, 0.16%, 7/7/11 (LOC: First Federal Bank of Midwest and FHLB)(1)	4,025,000	4,025,000
Putnam Hospital Center Rev., (Multi-Mode), VRDN, 0.35%, 7/6/11 (LOC: JPMorgan Chase Bank N.A.)(1)(2)	2,715,000	2,715,000
Riverside County Industrial Development Auth. Rev., (Cal-Mold, Inc.), VRDN, 0.23%, 7/6/11 (LOC: Bank of the West)(1)	1,970,000	1,970,000
Riverside Water Rev., Series 2011 A, VRDN, 0.16%, 7/7/11(1)	9,000,000	9,000,000
Salinas COP, (Fairways Golf), VRDN, 0.25%, 7/7/11 (LOC: Rabobank N.A. and Cooperative Centrale)(1)	4,660,000	4,660,000
Salinas Economic Development Rev., Series 2007 B, (Monterey County Public Building), VRDN, 0.55%, 7/1/11 (LOC: Bank of New York)(1)	410,000	410,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.22%, 7/7/11 (LOC: Landesbank Baden-Wurttemberg)(1)	10,380,000	10,380,000
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 0.30%, 7/7/11 (LOC: JPMorgan Chase Bank N.A.)(1)(2)	1,975,000	1,975,000
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 0.30%, 7/7/11 (LOC: Bank of New York)(1)	2,500,000	2,500,000
Suffolk County Tax Anticipation Notes GO, 1.50%, 8/11/11	1,100,000	1,101,231
Suffolk County Tax Anticipation Notes GO, 2.00%, 8/11/11	13,590,000	13,613,474
Tahoe Forest Hospital District Rev., (Healthcare Facility), VRDN, 0.05%, 7/1/11 (LOC: U.S. Bank N.A.)	1,305,000	1,305,000
Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.14%, 7/6/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)(1)	5,000,000	5,000,000
Trimble Kentucky Association of Countys Various Lease Program Rev., Series 2008 A, VRDN,, 0.04%, 7/1/11 (LOC: U.S. Bank N.A.)	3,055,000	3,055,000

Premium Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

University of Kansas Hospital Auth. Health Facilities Rev., (Health System), VRDN, 0.07%, 7/1/11 (LOC: U.S. Bank N.A.)(1)	$ 13,805,000	$ 13,805,000
Washington Economic Development Finance Auth. Rev., Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.44%, 7/7/11 (LOC: U.S. Bank N.A.)	1,570,000	1,570,000
Washington Economic Development Finance Auth. Rev., Series 2007 K, (Ocean Gold Seafoods, Inc.), VRDN, 0.44%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(1)	810,000	810,000
Washington Industrial Development Auth. Rev., (Pauwels), VRDN, 0.49%, 7/1/11 (LOC: Bank of America N.A.)	1,665,000	1,665,000
Washington State Housing Finance Commission Rev., (Silver Creek), VRDN, 0.30%, 7/7/11 (LOC: FHLB)	1,260,000	1,260,000
Will County Solid Waste Disposal Rev., (BASF Corp.), VRDN, 0.24%, 7/6/11	1,700,000	1,700,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 A, (ProHealth Care, Inc.), VRDN, 0.07%, 7/1/11 (LOC: U.S. Bank N.A.)(1)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 C, (Meriter Hospital, Inc.), VRDN, 0.07%, 7/1/11 (LOC: U.S. Bank N.A.)(1)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES		406,974,693
COMMERCIAL PAPER(4)—40.0%
Austin Texas, 0.15%, 7/1/11 (LOC: Landesbank Hessen Thuringen Girozentrale)(1)	5,000,000	4,999,792
Austin Texas, 0.23%, 7/1/11 (LOC: Landesbank Hessen Thuringen Girozentrale)(1)	12,031,000	12,030,539
Bank of Nova Scotia, 0.29%, 7/6/11(1)	6,500,000	6,500,024
Barclays Bank plc, 0.15%, 8/8/11(1)(2)	10,000,000	9,998,417
Catholic Health Initiatives, 0.45%, 11/2/11(1)	5,000,000	5,000,000
Catholic Health Initiatives, 0.32%, 12/6/11(1)	10,000,000	10,000,000
Chariot Funding LLC, 0.13%, 7/25/11(1)(2)	17,400,000	17,398,492
Chariot Funding LLC, 0.13%, 8/5/11(2)	15,000,000	14,998,104
Chicago Illinois, 0.35%, 7/14/11	10,000,000	9,998,736
Chicago Illinois, 0.32%, 8/3/11 (LOC: Bayerische Landesbank, Landesbank Baden-Wuerttemberg)	5,059,000	5,057,516
Crown Point Capital Co. LLC, 0.27%, 7/7/11(1)(2)	20,000,000	19,999,100
Crown Point Capital Co. LLC, 0.27%, 7/8/11(1)(2)	18,000,000	17,999,055
Crown Point Capital Co. LLC, 0.25%, 8/2/11(1)(2)	8,000,000	7,998,222
Govco LLC, 0.38%, 7/25/11(1)(2)	13,000,000	12,996,707
Govco LLC, 0.31%, 11/8/11(1)(2)	12,000,000	11,986,567
Jupiter Securitization Co. LLC, 0.13%, 7/27/11(1)(2)	17,000,000	16,998,404
Legacy Capital LLC, 0.27%, 7/6/11(1)(2)	10,000,000	9,999,625
Legacy Capital LLC, 0.27%, 7/7/11(1)(2)	12,000,000	11,999,460
Lexington Parker Capital, 0.27%, 7/8/11(1)(2)	29,000,000	28,998,477
Lexington Parker Capital, 0.25%, 8/16/11(1)(2)	9,000,000	8,997,125
Lower Colorado River Auth., 0.35%, 7/6/11(1)	10,600,000	10,600,000
Reckitt Benckiser Treasury Services plc, 0.37%, 11/17/11 (LOC: Reckitt Benckiser Group plc)(1)(2)	7,000,000	6,990,000
Salvation Army (The), 0.39%, 8/5/11(1)	2,000,000	2,000,000
Salvation Army (The), 0.25%, 10/13/11(1)	23,000,000	22,983,389
San Francisco City & County Public Utility Commission Water Rev., 0.20%, 9/27/11(1)	8,000,000	8,000,000
San Francisco City & County Public Utility Commission Water Rev., 0.20%, 10/4/11(1)	10,000,000	10,000,000
Sanofi, 0.34%, 9/13/11(1)(2)	15,000,000	14,989,517
Sanofi, 0.32%, 9/20/11(1)(2)	10,000,000	9,992,800
Societe Generale North America, Inc., 0.20%, 7/25/11(1)	5,000,000	4,999,333
South Carolina State Public Service Auth., 0.18%, 8/16/11(1)	2,500,000	2,500,000

Premium Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Texas Municipal Power Agency, 0.33%, 10/6/11(1)	$ 15,000,000	$ 15,000,000
University of Texas System, 0.33%, 7/6/11(1)	5,500,000	5,500,000
University of Texas System, 0.30%, 10/4/11(1)	24,500,000	24,500,000
TOTAL COMMERCIAL PAPER		382,009,401
CORPORATE BONDS—10.9%
Castleton United Methodist Church, Inc., VRDN, 0.39%, 7/6/11 (LOC: U.S. Bank N.A.)	3,000,000	3,000,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.20%, 7/7/11 (LOC: FHLB)	8,585,000	8,585,000
D & I Properties LLC, VRDN, 0.22%, 7/13/11 (LOC: Wells Fargo Bank N.A.)(1)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.22%, 7/14/11 (LOC: FHLB)	5,600,000	5,600,000
First Baptist Church of Opelika, VRDN, 0.30%, 7/1/11 (LOC: FHLB)(1)	5,950,000	5,950,000
Grace Community Church of Amarillo, VRDN, 0.40%, 7/1/11 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
Hart Family Holdings LLC, VRDN, 0.19%, 7/7/11 (LOC: FHLB)	15,725,000	15,725,000
HHH Investment Co., VRDN, 0.22%, 7/6/11 (LOC: Bank of the West)	7,920,000	7,920,000
Jaxon Arbor LLC, VRDN, 0.22%, 7/7/11 (LOC: FHLB)	10,000,000	10,000,000
JBR, Inc., VRDN, 0.44%, 7/7/11 (LOC: U.S. Bank N.A.)	5,635,000	5,635,000
Lakeport Group LLC, VRDN, 0.25%, 7/13/11 (LOC: Union Bank of California N.A.)(1)	4,385,000	4,385,000
Manse on Marsh LP, VRDN, 0.44%, 7/7/11 (LOC: FHLB)(1)	11,355,000	11,355,000
Ness Family Partners LP, VRDN, 0.23%, 7/6/11 (LOC: Bank of the West)(1)	1,580,000	1,580,000
PepsiCo, Inc., VRN, 0.31%, 7/15/11(1)	4,575,000	4,575,110
Relay Relay LLC, VRDN, 0.94%, 7/7/11 (LOC: FHLB)	7,310,000	7,310,000
Salvation Army (The), VRDN, 0.30%, 7/7/11 (LOC: Bank of New York)(1)	2,000,000	2,000,000
Salvation Army (The), VRDN, 0.30%, 7/7/11 (LOC: Bank of New York)	7,500,000	7,500,000
TOTAL CORPORATE BONDS		104,190,110
U.S. GOVERNMENT AGENCY SECURITIES—6.3%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES— 3.7%
FFCB, VRN, 0.18%, 7/1/11(1)	4,000,000	3,999,379
FFCB, VRN, 0.14%, 7/6/11(1)	10,000,000	10,000,000
FFCB, VRN, 0.14%, 7/6/11(1)	21,500,000	21,512,179
		35,511,558
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES— 2.6%
FHLB, 0.32%, 7/16/12	10,000,000	10,000,000
FHLB, 0.34%, 7/17/12	5,000,000	5,000,000
FHLB, 0.375%, 10/14/11(3)	10,000,000	10,000,000
		25,000,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		60,511,558
U.S. TREASURY SECURITIES—0.9%
U.S. Treasury Notes, 4.625%, 2/29/12(1)	6,000,000	6,171,474
U.S. Treasury Notes, 1.375%, 3/15/12(1)	2,500,000	2,518,463
TOTAL U.S. TREASURY SECURITIES		8,689,937
TEMPORARY CASH INVESTMENTS —0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	1,859,193	1,859,193

Premium Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 101.0%	$964,234,892
OTHER ASSETS AND LIABILITIES — (1.0)%	(9,963,482)
TOTAL NET ASSETS — 100.0%	$954,271,410

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated when-issued securities. At the period end, the aggregate value of securities pledged was $12,028,000.
(2)
Security was purchased under Rule 144A or section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $248,365,072, which represented 26.0% of total net assets. None of these securities were considered illiquid.

(3)	When-issued security.
(4)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Premium Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates current fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Premium Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Municipal Securities	–	$406,974,693	–
Commercial Paper	–	382,009,401	–
Corporate Bonds	–	104,190,110	–
U.S. Government Agency Securities	–	60,511,558	–
U.S. Treasury Securities	–	8,689,937	–
Temporary Cash Investments	$1,859,193	–	–
Total Value of Investment Securities	$1,859,193	$962,375,699	–

3. Federal Tax Information

As of June 30, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$964,234,892

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

June 30, 2011

Prime Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
	Principal Amount	Value

COMMERCIAL PAPER(1)—54.3%
Austin Texas, 0.15%, 7/1/11 (LOC: Landesbank Hessen-Thuringen Girozentrale)(2)	$ 9,807,000	$ 9,806,591
Bank of Nova Scotia, 0.18%, 8/22/11(2)	25,000,000	24,993,500
Bank of Nova Scotia, 0.17%, 9/1/11(2)	10,000,000	9,997,072
Barclays Bank plc, 0.15%, 8/8/11(2)(3)	20,000,000	19,996,833
BASF SE, 0.10%, 7/6/11(2)(3)	8,000,000	7,999,889
Catholic Health Initiatives, 0.45%, 11/2/11(2)	71,763,000	71,763,000
Catholic Health Initiatives, 0.32%, 12/6/11(2)	32,563,000	32,563,000
Chariot Funding LLC, 0.13%, 7/6/11(2)(3)	11,000,000	10,999,801
Chariot Funding LLC, 0.16%, 7/15/11(2)(3)	8,000,000	7,999,502
Chariot Funding LLC, 0.14%, 7/18/11(2)(3)	12,400,000	12,399,196
Chariot Funding LLC, 0.13%, 7/21/11(2)(3)	1,200,000	1,199,913
Chariot Funding LLC, 0.13%, 7/22/11(2)(3)	34,000,000	33,997,422
Chariot Funding LLC, 0.13%, 7/25/11(2)(3)	20,000,000	19,998,267
Charta Corp., 0.14%, 7/7/11(2)(3)	9,900,000	9,899,769
Charta Corp., 0.14%, 7/14/11(2)(3)	36,245,000	36,243,168
Charta Corp., 0.14%, 8/1/11(2)(3)	9,300,000	9,298,879
Charta Corp., 0.13%, 8/3/11(3)	25,000,000	24,997,021
Chicago Illinois, 0.35%, 7/14/11	23,200,000	23,197,068
Chicago Illinois, 0.32%, 8/3/11 (LOC: Bayerische Landesbank, Landesbank Baden-Wuerttemberg)	10,000,000	9,997,067
CRC Funding LLC, 0.02%, 7/1/11(3)	53,500,000	53,500,000
Crown Point Capital Co. LLC, 0.27%, 7/6/11(2)(3)	28,000,000	27,998,950
Crown Point Capital Co. LLC, 0.27%, 7/11/11(2)(3)	43,200,000	43,196,760
Crown Point Capital Co. LLC, 0.25%, 8/2/11(2)(3)	28,600,000	28,593,644
Falcon Asset Securitization Co. LLC, 0.13%, 7/12/11(2)(3)	9,500,000	9,499,623
Falcon Asset Securitization Co. LLC, 0.13%, 7/13/11(2)(3)	51,000,000	50,997,790
Falcon Asset Securitization Co. LLC, 0.13%, 7/27/11(2)(3)	6,800,000	6,799,361
Falcon Asset Securitization Co. LLC, 0.14%, 8/5/11(2)(3)	5,700,000	5,699,224
Govco LLC, 0.38%, 7/25/11(2)(3)	52,000,000	51,987,309
Govco LLC, 0.14%, 7/27/11(2)(3)	18,100,000	18,098,170
Govco LLC, 0.39%, 8/8/11(2)(3)	25,000,000	24,989,708
Jupiter Securitization Co. LLC, 0.13%, 7/21/11(2)(3)	6,600,000	6,599,523
Jupiter Securitization Co. LLC, 0.17%, 8/23/11(2)(3)	25,000,000	24,993,743
Legacy Capital LLC, 0.27%, 7/6/11(2)(3)	90,000,000	89,996,625
Legacy Capital LLC, 0.25%, 8/2/11(2)(3)	15,000,000	14,996,667
Lexington Parker Capital, 0.27%, 7/18/11(2)(3)	52,000,000	51,993,370
Lexington Parker Capital, 0.25%, 8/2/11(2)(3)	53,050,000	53,038,211
Oakland-Alameda County, 0.19%, 8/15/11 (LOC: Bank of New York and California State Teachers' Retirement System)(2)	23,000,000	23,000,000
Reckitt Benckiser Treasury Services plc, 0.25%, 7/6/11 (LOC: Reckitt Benckiser Group plc)(2)(3)	1,700,000	1,699,941
Reckitt Benckiser Treasury Services plc, 0.37%, 11/17/11 (LOC: Reckitt Benckiser Group plc)(2)(3)	11,000,000	10,984,285
Salvation Army (The), 0.32%, 10/3/11(2)	16,200,000	16,200,000
Salvation Army (The), 0.38%, 10/17/11(2)	17,460,000	17,440,096
Salvation Army (The), 0.34%, 11/3/11(2)	16,000,000	16,000,000
Sanofi, 0.30%, 9/12/11(2)(3)	48,000,000	47,970,658
Sanofi, 0.34%, 9/13/11(2)(3)	6,000,000	5,996,547
Sanofi, 0.32%, 9/20/11(2)(3)	10,000,000	9,993,250

Prime Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Sanofi, 0.18%, 11/16/11(2)(3)	$ 25,000,000	$ 24,982,750
Societe Generale New York, 0.20%, 7/15/11(2)	10,000,000	10,000,000
Societe Generale North America, Inc., 0.20%, 7/25/11(2)	10,000,000	9,998,667
South Carolina State Public Service Auth., 0.34%, 8/31/11(2)	8,000,000	8,000,000
South Carolina State Public Service Auth., 0.34%, 8/31/11(2)	14,500,000	14,500,000
South Carolina State Public Service Auth., 0.34%, 9/1/11(2)	20,000,000	20,000,000
Vanderbilt University, 0.36%, 7/19/11(2)	26,750,000	26,745,185
TOTAL COMMERCIAL PAPER		1,203,837,015
MUNICIPAL SECURITIES — 36.2%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.08%, 7/1/11 (LOC: Bank of America N.A.)	3,630,000	3,630,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2002 B, (Public Policy Institute), VRDN, 0.35%, 7/7/11 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Auth. Rev., (Segale Bros. Wood Products), VRDN, 0.16%, 7/7/11 (LOC: Bank of the West)(2)	1,810,000	1,810,000
Alliance Community Hospital Rev., (Alliance Obligated Group), VRDN, 0.08%, 7/1/11 (Radian)(LOC: JPMorgan Chase Bank N.A.)(2)	2,500,000	2,500,000
Appling County Development Auth. Pollution Control Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.10%, 7/1/11(2)	7,200,000	7,200,000
Brazos River Harbor Navigation District Rev., (BASF Corp.), VRDN, 0.24%, 7/6/11	6,600,000	6,600,000
Brazos River Harbor Navigation District Rev., (BASF Corp.), VRDN, 0.24%, 7/6/11	4,000,000	4,000,000
California School Cash Reserve Program Auth. Rev., Series 2011 B, 2.00%, 6/1/12(4)	3,000,000	3,041,610
Chicago O'Hare International Airport Special Facility Rev., (Lufthansa German), VRDN, 0.12%, 7/6/11 (LOC: Bayerische Landesbank)(2)	4,870,000	4,870,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.08%, 7/6/11	15,900,000	15,900,000
Colorado Educational & Cultural Facilities Auth. Rev., Series 2005 C1, (National Jewish Federation Bond Program), VRDN, 0.05%, 7/1/11 (LOC: U.S. Bank N.A.)	10,890,000	10,890,000
Connecticut Housing Finance Auth. Rev., Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.15%, 7/7/11 (SBBPA: FHLB)(2)	35,835,000	35,835,000
Durham GO, VRDN, 0.28%, 7/6/11 (SBBPA: Bank of America N.A.)(2)	5,500,000	5,500,000
El Monte COP, Series 2003 B, (Community Improvement), VRDN, 0.44%, 7/7/11 (LOC: Union Bank of CA N.A. and California State Teachers' Retirement System)(2)	1,935,000	1,935,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.10%, 7/1/11(2)	19,700,000	19,700,000
Floyd County Development Auth. Pollution Control Rev., (Georgia Power Co. Plant Hammond), VRDN, 0.15%, 7/1/11(2)	8,000,000	8,000,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (Methodist Hospital System), VRDN, 0.03%, 7/1/11(2)	33,000,000	33,000,000
Harris County Health Facilities Development Corp. Rev., Series 2008 A2, (Methodist Hospital System), VRDN, 0.03%, 7/1/11(2)	7,000,000	7,000,000
Harrisonburg Redevelopment & Housing Auth. Multifamily Rev., (Stoney Ridge/dale Forest), VRDN, 0.06%, 7/1/11 (LIQ FAC: FHLMC)(2)	5,100,000	5,100,000
Hunt Memorial Hospital District Rev., VRDN, 0.19%, 7/7/11 (AGM)(SBBPA: JPMorgan Chase Bank N.A.)(2)	5,000,000	5,000,000
Iowa Finance Auth. Private College Rev., (Central College), VRDN, 0.08%, 7/1/11 (LOC: Wells Fargo Bank N.A.)	2,600,000	2,600,000
JJB Properties LLC Rev., (Rental Property), VRDN, 0.19%, 7/1/11 (LOC: Arvest Bank and FHLB)(2)	5,850,000	5,850,000
Kent GO, 1.50%, 4/1/12	24,000,000	24,199,012

Prime Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Lansing Economic Development Corp. Rev., (Accident Fund), VRDN, 0.23%, 7/1/11 (LOC: FHLB)(2)	$ 7,405,000	$ 7,405,000
Long Island Power Auth. Electric System Rev., Series 1998-2B, VRDN, 0.06%, 7/1/11 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Louisiana Public Facilities Auth. Rev., (Dynamic Fuels LLC), VRDN, 0.04%, 7/1/11 (LOC: JPMorgan Chase Bank N.A.)	9,000,000	9,000,000
Maryland COP, Series 2011 A, 0.65%, 9/1/11(2)	5,700,000	5,700,000
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 G, (South Shore Hospital), VRDN, 0.18%, 7/7/11 (AGM)(SBBPA: JPMorgan Chase Bank N.A.)(2)	11,790,000	$11,790,000
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 N1, (Tufts University), VRDN, 0.03%, 7/1/11 (SBBPA: JPMorgan Chase Bank N.A.)(2)	11,000,000	11,000,000
Massachusetts Water Resources Auth. Rev., Series 2002 D, VRDN, 0.03%, 7/1/11 (LOC: Landesbank Baden-Wurttemberg)(2)	10,975,000	10,975,000
Michigan GO, Series 2010 A, 2.00%, 9/30/11	15,000,000	15,058,571
Michigan State Hospital Finance Auth. Rev., (Ascenion Health Senior Credit), VRN, 0.45%, 3/1/12(2)	7,000,000	7,000,000
Michigan State Hospital Finance Auth. Rev., (Ascenion Health Senior Credit), VRN, 0.45%, 3/15/12(2)	11,000,000	11,000,000
Michigan Strategic Fund Ltd. Obligation Rev., (Orchestra Place), VRDN, 0.27%, 7/1/11 (LOC: Bank of America N.A.)(2)	2,800,000	2,800,000
Minneapolis & St. Paul Housing & Redevelopment Auth. Healthcare System Rev., Series 2007 A, (Children's Hospitals and Clinics), VRDN, 0.09%, 7/1/11 (AGM)(SBBPA: U.S. Bank N.A.)(2)	7,400,000	7,400,000
Minneapolis & St. Paul Housing & Redevelopment Auth. Healthcare System Rev., Series 2007 AII, (Children's Hospitals and Clinics), VRDN, 0.09%, 7/1/11 (AGM)(SBBPA: U.S. Bank N.A.)(2)	11,750,000	11,750,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.30%, 7/1/11 (LOC: BancorpSouth Bank and FHLB)(2)	5,060,000	5,060,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 0.30%, 7/1/11 (LOC: Trustmark National Bank and FHLB)	3,830,000	3,830,000
Missouri Health & Educational Facilities Auth. Rev., Series 2002 A, (Christian Brothers), VRDN, 0.08%, 7/7/11 (LOC: Commerce Bank N.A.)(2)	8,700,000	8,700,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.10%, 7/7/11 (LOC: Wells Fargo Bank N.A.)(2)	7,805,000	7,805,000
New Mexico Educational Assistance Foundation Rev., Series 2003 A2, VRDN, 0.14%, 7/6/11 (LOC: Royal Bank of Canada)	6,000,000	6,000,000
New York City Housing Development Corp. Multifamily Rev., Series 2005 A, (270 East Burnside), VRDN, 0.07%, 7/6/11 (LIQ FAC: FNMA)(2)	6,400,000	6,400,000
New York City Transitional Finance Auth. Rev., Series 1998 C, (Future Tax Secured Bonds), VRDN, 0.03%, 7/1/11 (LOC: Morgan Stanley Bank N.A.)(2)	5,000,000	5,000,000
New York GO, Series 1994 H3, VRDN, 0.05%, 7/1/11 (AGM)(SBBPA: State Street Bank & Trust Co.)(2)	4,200,000	4,200,000
New York GO, Series 2011 I2, 1.50%, 8/1/11(2)	49,730,000	49,780,419
New York Housing Finance Agency Rev., Series 2003 A, (Biltmore Tower Housing), VRDN, 0.07%, 7/6/11 (LOC: FNMA)(LIQ FAC: FNMA)	43,300,000	43,300,000
Oyster Bay New York Public Improvement GO, 2.00%, 3/1/12(2)	5,470,000	5,528,061
Palm Bay Rev., VRDN, 0.35%, 7/7/11 (AGM)(SBBPA: State Street Bank & Trust Co.)(2)	18,000,000	18,000,000
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 0.23%, 7/5/11 (LOC: Bank of New York and California State Teachers' Retirement System)	4,200,000	4,200,000
Pennsylvania Economic Development Financing Auth. Rev., (NHS-AVS, LLC), VRDN, 0.06%, 7/1/11 (LOC: Commerce Bank N.A.)(2)	9,590,000	9,590,000
Pittsburgh and Allegheny County Sports & Exhibition Auth. Rev., Series 2007 A, VRDN, 0.15%, 7/7/11 (AGM)(LOC: PNC Bank N.A.)(2)	15,000,000	15,000,000

Prime Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Pittsburgh Water & Sewer Auth. Rev., Series 2007 B-1, (First Lien), VRDN, 0.11%, 7/7/11 (AGM)(LOC: JPMorgan Chase Bank N.A.)(2)	$ 11,340,000	$ 11,340,000
Plymouth Health Facilities Rev., Series 1994 B, (WestHealth), VRDN, 0.14%, 7/7/11 (AGM)(LOC: JPMorgan Chase Bank N.A.)(2)	8,815,000	8,815,000
Plymouth Rev., (Carlson Center), VRDN, 0.21%, 7/7/11 (AGM)(LOC: U.S. Bank N.A.)(2)	100,000	100,000
Portland GO, (Pension Bonds), VRDN, 0.35%, 7/6/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)(2)	77,255,000	77,254,712
Poughkeepsie Industrial Development Agency Rev., VRDN, 0.16%, 7/7/11 (LOC: JPMorgan Chase Bank N.A.)(2)	6,405,000	6,405,000
Quincy Rev., (Blessing Hospital), VRDN, 0.04%, 7/1/11 (LOC: JPMorgan Chase Bank N.A.)(2)	$3,200,000	$3,200,000
Rhode Island Health & Educational Building Corp. Rev., (Bryant University), VRDN, 0.07%, 7/6/11 (LOC: TD Banknorth N.A.)(2)	20,105,000	20,105,000
Riverside Water Rev., Series 2011 A, VRDN, 0.16%, 7/7/11(2)	10,000,000	10,000,000
Santa Ana Multifamily Housing Auth. Rev., Series 1996 A, (Vintage Apartments), VRDN, 0.09%, 7/1/11 (LOC: FNMA)(LIQ FAC: FNMA)	5,335,000	5,335,000
Southeastern Pennsylvania Transportation Auth. Rev., VRDN, 0.04%, 7/1/11 (LOC: PNC Bank N.A.)(2)	3,330,000	3,330,000
St. Cloud Minnesota Healthcare Rev., VRDN, 0.11%, 7/7/11 (LOC: JPMorgan Chase Bank N.A.)	22,000,000	22,000,000
St. Paul Minnesota Port Auth. District Heating Rev., Series 2009 N1, VRDN, 0.08%, 7/7/11 (LOC: U.S. Bank N.A.)(2)	4,100,000	4,100,000
Suffolk County Tax Anticipation Notes GO, 1.50%, 8/11/11	25,000,000	25,027,983
Suffolk County Tax Anticipation Notes GO, 2.00%, 8/11/11	15,000,000	15,026,130
Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.14%, 7/6/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)(2)	13,345,000	13,345,000
Texas Tax & Revenue Anticipation Notes Rev., 2.00%, 8/31/11	10,000,000	10,028,314
University Hospitals Auth. and Trust Rev., Series 2005 B, VRDN, 0.12%, 7/1/11 (LOC: Bank of America N.A.)	4,900,000	4,900,000
University of Kansas Hospital Auth. Health Facilities Rev., (Health System), VRDN, 0.07%, 7/1/11 (LOC: U.S. Bank N.A.)(2)	6,120,000	6,120,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.10%, 7/1/11 (LOC: JPMorgan Chase Bank N.A.)(2)	13,600,000	13,600,000
TOTAL MUNICIPAL SECURITIES		801,739,812
U.S. GOVERNMENT AGENCY SECURITIES—4.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES— 2.5%
FHLB, 0.32%, 7/16/12	25,000,000	25,000,000
FHLB, 0.34%, 7/17/12	10,000,000	10,000,000
FHLB, 0.375%, 10/14/11(4)	20,000,000	20,000,000
		55,000,000
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES— 2.2%
FFCB, VRN, 0.14%, 7/6/11(2)	24,230,000	24,230,000
FHLB, VRN, 0.19%, 6/2/11(2)	25,000,000	25,000,000
		49,230,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		104,230,000
CORPORATE BONDS—4.6%
Blodgett Capital LLC, VRDN, 0.22%, 7/7/11 (LOC: FHLB)(2)	6,090,000	6,090,000
Colorado Natural Gas, Inc., VRDN, 0.39%, 7/7/11 (LOC: JPMorgan Chase Bank N.A.)	2,435,000	2,435,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.20%, 7/7/11 (LOC: FHLB)	20,990,000	20,990,000

Prime Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/ Shares	Value

Herman & Kittle Capital LLC, VRDN, 0.14%, 7/7/11 (LOC: FHLB)	$ 1,345,000	$ 1,345,000
HHH Investment Co., VRDN, 0.22%, 7/6/11 (LOC: Bank of the West)	6,800,000	6,800,000
High Track LLC, VRDN, 0.22%, 7/7/11 (LOC: FHLB)	2,495,000	2,495,000
Labcon North America, VRDN, 0.23%, 7/6/11 (LOC: Bank of the West)(2)	2,100,000	2,100,000
Lammert Building LP, VRDN, 0.19%, 7/7/11 (LOC: U.S. Bank N.A.)(2)(3)	3,015,000	3,015,000
Northcreek Church, VRDN, 0.40%, 7/7/11 (LOC: FHLB and Umpqua Bank)(2)	12,055,000	12,055,000
Pfizer, Inc., 4.45%, 3/15/12(2)	10,000,000	10,288,491
RMD Note Issue LLC, VRDN, 0.22%, 7/6/11 (LOC: FHLB)	9,800,000	9,800,000
Saddleback Valley Community Church, VRDN, 0.17%, 7/7/11 (LOC: FHLB)(2)	9,200,000	9,200,000
Salvation Army (The), VRDN, 0.30%, 7/7/11 (LOC: Bank of New York)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.30%, 7/7/11 (LOC: Bank of New York)(2)	8,000,000	8,000,000
TOTAL CORPORATE BONDS		102,113,491
U.S. TREASURY SECURITIES(1)—0.9%
U.S. Treasury Bills, 0.25%, 2/9/12(2)	20,000,000	19,969,275
TEMPORARY CASH INVESTMENTS —0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	926,666	926,666
TOTAL INVESTMENT SECURITIES — 100.8%		2,232,816,259
OTHER ASSETS AND LIABILITIES — (0.8)%		(17,439,910)
TOTAL NET ASSETS — 100.0%		$2,215,376,349

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $23,042,000.
(3)
Security was purchased under Rule 144A or section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $862,650,769, which represented 38.9% of total net assets. None of these securities were considered illiquid.

(4)	When-issued security.

Prime Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates current fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Prime Money Market – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	–	$1,203,837,015	–
Municipal Securities	–	801,739,812	–
U.S. Government Agency Securities	–	104,230,000	–
Corporate Bonds	–	102,113,491	–
U.S. Treasury Securities	–	19,969,275	–
Temporary Cash Investments	$926,666	–	–
Total Value of Investment Securities	$926,666	$2,231,889,593	–

3. Federal Tax Information

As of June 30, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,232,816,259

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

June 30, 2011

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
	Principal Amount	Value

CORPORATE BONDS — 41.0%
AEROSPACE & DEFENSE — 0.8%
BAE Systems Holdings, Inc., 6.40%, 12/15/11(1)(2)	$ 500,000	$ 513,199
Boeing Co. (The), 1.875%, 11/20/12(2)	500,000	507,979
Bombardier, Inc., 6.75%, 5/1/12(1)(2)	170,000	177,650
L-3 Communications Corp., 6.375%, 10/15/15(2)	1,000,000	1,030,000
Northrop Grumman Corp., 3.70%, 8/1/14(2)	500,000	530,789
		2,759,617
BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(2)	500,000	513,488
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13(2)	1,500,000	1,537,513
Coca-Cola Enterprises, Inc., 1.125%, 11/12/13(2)	1,000,000	999,398
Coca-Cola Refreshments USA, Inc., 3.75%, 3/1/12(2)	300,000	306,615
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13(2)	700,000	760,714
SABMiller plc, 6.20%, 7/1/11(1)(2)	540,000	540,000
SABMiller plc, 5.50%, 8/15/13(1)(2)	1,110,000	1,202,686
		5,860,414
CAPITAL MARKETS — 2.4%
Credit Suisse (New York), 5.00%, 5/15/13(2)	1,100,000	1,174,471
Credit Suisse (New York), 5.50%, 5/1/14(2)	380,000	417,525
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	935,000	993,565
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	300,000	315,458
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13(2)	1,000,000	1,055,939
Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14(2)	1,000,000	1,071,544
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	200,000	202,290
Mellon Funding Corp., 5.00%, 12/1/14(2)	500,000	550,205
Morgan Stanley, 2.875%, 1/24/14(2)	1,800,000	1,822,084
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	870,000	885,245
		8,488,326
CHEMICALS — 1.0%
Ashland, Inc., 9.125%, 6/1/17(2)	700,000	791,000
Dow Chemical Co. (The), 4.85%, 8/15/12(2)	1,000,000	1,044,626
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	470,000	528,202
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	1,000,000	1,062,607
		3,426,435
COMMERCIAL BANKS — 2.3%
Bank of Nova Scotia, 2.375%, 12/17/13(2)	460,000	473,333
Barclays Bank plc, 2.50%, 1/23/13(2)	320,000	325,961
BB&T Corp., 3.85%, 7/27/12(2)	400,000	413,263
BB&T Corp., 5.70%, 4/30/14(2)	500,000	555,116
Fifth Third Bancorp., 6.25%, 5/1/13(2)	640,000	693,090
HSBC Bank plc, 1.625%, 8/12/13(1)(2)	1,000,000	1,004,015
National Australia Bank Ltd., 1.70%, 12/10/13(1)(2)	400,000	399,998
U.S. Bancorp., 2.00%, 6/14/13(2)	330,000	337,219
U.S. Bank N.A., 6.375%, 8/1/11(2)	260,000	261,097
U.S. Bank N.A., 6.30%, 2/4/14(2)	1,000,000	1,114,821
Wachovia Corp., 5.70%, 8/1/13(2)	600,000	652,052
Wells Fargo & Co., 4.375%, 1/31/13(2)	1,000,000	1,049,763
Westpac Banking Corp., 2.10%, 8/2/13(2)	750,000	759,605
		8,039,333

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Corrections Corp. of America, 6.25%, 3/15/13(2)	$ 1,100,000	$ 1,102,750
Waste Management, Inc., 6.375%, 11/15/12(2)	850,000	910,319
		2,013,069
CONSUMER FINANCE — 2.2%
American Express Centurion Bank, 5.55%, 10/17/12(2)	1,600,000	1,689,416
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	1,000,000	1,019,240
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	500,000	529,955
Daimler Finance N.A. LLC, 5.75%, 9/8/11(2)	400,000	403,651
Daimler Finance N.A. LLC, 6.50%, 11/15/13(2)	970,000	1,079,469
Ford Motor Credit Co. LLC, 7.00%, 10/1/13(2)	600,000	642,573
John Deere Capital Corp., 1.875%, 6/17/13(2)	500,000	510,071
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	1,250,000	1,277,865
SLM Corp., 5.00%, 10/1/13(2)	420,000	436,939
		7,589,179
DIVERSIFIED FINANCIAL SERVICES — 4.8%
Ally Financial, Inc., 4.50%, 2/11/14(2)	1,000,000	1,002,500
Ally Financial, Inc., 8.30%, 2/12/15(2)	210,000	235,200
Arch Western Finance LLC, 6.75%, 7/1/13(2)	471,000	473,944
Bank of America Corp., 4.875%, 1/15/13(2)	1,400,000	1,468,424
Bank of America Corp., 4.90%, 5/1/13(2)	1,400,000	1,475,242
Citigroup, Inc., 6.00%, 12/13/13(2)	2,600,000	2,827,895
General Electric Capital Corp., 2.80%, 1/8/13(2)	3,500,000	3,589,660
General Electric Capital Corp., 1.875%, 9/16/13(2)	1,000,000	1,011,741
General Electric Capital Corp., 2.10%, 1/7/14(2)	1,000,000	1,014,536
HSBC Finance Corp., 7.00%, 5/15/12(2)	300,000	316,035
HSBC Finance Corp., 6.375%, 11/27/12(2)	785,000	839,980
HSBC Finance Corp., 4.75%, 7/15/13(2)	300,000	317,766
JPMorgan Chase & Co., 5.375%, 10/1/12(2)	2,100,000	2,219,521
		16,792,444
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc., 6.70%, 11/15/13(2)	1,500,000	1,682,640
British Telecommunications plc, 5.15%, 1/15/13(2)	1,000,000	1,060,450
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,000,000	1,102,604
CenturyLink, Inc., 7.875%, 8/15/12(2)	1,000,000	1,063,138
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(2)	1,300,000	1,402,436
Frontier Communications Corp., 6.25%, 1/15/13(2)	1,000,000	1,048,750
Qwest Corp., 8.875%, 3/15/12(2)	1,060,000	1,118,300
Telecom Italia Capital SA, 6.20%, 7/18/11(2)	300,000	300,524
Telecom Italia Capital SA, 5.25%, 11/15/13(2)	500,000	525,062
Telefonica Emisiones SAU, 2.58%, 4/26/13(2)	1,000,000	1,010,611
Verizon Communications, Inc., 1.95%, 3/28/14(2)	1,000,000	1,016,655
Windstream Corp., 8.125%, 8/1/13(2)	1,000,000	1,090,000
		12,421,170
ELECTRIC UTILITIES — 1.1%
Carolina Power & Light Co., 6.50%, 7/15/12(2)	750,000	794,188
Commonwealth Edison Co., 1.625%, 1/15/14(2)	980,000	987,251
Duke Energy Carolinas LLC, 5.625%, 11/30/12(2)	250,000	266,286
Duke Energy Ohio, Inc., 5.70%, 9/15/12(2)	500,000	529,426
Duke Energy Ohio, Inc., 2.10%, 6/15/13(2)	250,000	255,663

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

FirstEnergy Corp., 6.45%, 11/15/11(2)	$ 7,000	$ 7,131
FirstEnergy Solutions Corp., 4.80%, 2/15/15(2)	425,000	456,190
Progress Energy, Inc., 6.85%, 4/15/12(2)	500,000	523,598
		3,819,733
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS(3)
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	100,000	111,250
FOOD & STAPLES RETAILING — 0.8%
CVS Caremark Corp., 5.75%, 8/15/11(2)	300,000	301,733
Delhaize Group SA, 5.875%, 2/1/14(2)	1,000,000	1,097,356
Kroger Co. (The), 6.20%, 6/15/12(2)	200,000	210,134
Safeway, Inc., 5.80%, 8/15/12(2)	800,000	841,831
SUPERVALU, Inc., 7.50%, 5/15/12(2)	500,000	517,500
		2,968,554
FOOD PRODUCTS — 0.9%
General Mills, Inc., 5.25%, 8/15/13(2)	1,100,000	1,195,530
Kraft Foods, Inc., 5.625%, 11/1/11(2)	65,000	66,046
Kraft Foods, Inc., 2.625%, 5/8/13(2)	1,500,000	1,543,609
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	200,000	209,473
		3,014,658
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Baxter International, Inc., 1.80%, 3/15/13(2)	1,000,000	1,017,019
CareFusion Corp., 4.125%, 8/1/12(2)	1,330,000	1,371,073
Covidien International Finance SA, 1.875%, 6/15/13(2)	1,000,000	1,017,364
St. Jude Medical, Inc., 2.20%, 9/15/13(2)	1,000,000	1,021,422
		4,426,878
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Express Scripts, Inc., 5.25%, 6/15/12(2)	1,600,000	1,664,987
Medco Health Solutions, Inc., 6.125%, 3/15/13(2)	500,000	539,302
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	500,000	556,857
		2,761,146
HOUSEHOLD DURABLES — 0.7%
Jarden Corp., 8.00%, 5/1/16	850,000	926,500
Toll Brothers Finance Corp., 6.875%, 11/15/12(2)	500,000	531,233
Whirlpool Corp., 8.00%, 5/1/12(2)	1,000,000	1,056,707
		2,514,440
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 5.00%, 2/1/13(2)	1,000,000	1,061,641
INSURANCE — 1.5%
American International Group, Inc., 3.65%, 1/15/14	640,000	652,365
Berkshire Hathaway Finance Corp., 1.50%, 1/10/14(2)	1,000,000	1,009,234
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	410,000	422,855
MetLife Global Funding I, 2.875%, 9/17/12(1)(2)	400,000	408,855
MetLife, Inc., 2.375%, 2/6/14(2)	1,000,000	1,019,377
Prudential Financial, Inc., 3.625%, 9/17/12(2)	400,000	410,716
Prudential Financial, Inc., 2.75%, 1/14/13(2)	200,000	204,142
Travelers Cos., Inc. (The), 5.375%, 6/15/12(2)	1,000,000	1,044,050
		5,171,594
INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc., 0.875%, 10/15/13(2)	1,000,000	998,101

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(2)	$ 500,000	$ 509,301
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14(2)	1,000,000	1,019,910
		1,529,211
MEDIA — 3.0%
Comcast Cable Communications LLC, 7.125%, 6/15/13(2)	500,000	556,171
Comcast Corp., 5.30%, 1/15/14(2)	1,560,000	1,711,393
CSC Holdings LLC, 6.75%, 4/15/12(2)	1,273,000	1,312,781
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	1,000,000	1,095,086
DISH DBS Corp., 7.00%, 10/1/13(2)	750,000	809,063
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14(2)	410,000	456,125
Lamar Media Corp., 9.75%, 4/1/14(2)	250,000	290,000
NBCUniversal Media LLC, 2.10%, 4/1/14(1)(2)	1,220,000	1,236,642
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	1,460,000	1,526,471
Virgin Media Finance plc, 9.125%, 8/15/16(2)	1,500,000	1,582,500
		10,576,232
METALS & MINING — 1.7%
Anglo American Capital plc, 2.15%, 9/27/13(1)(2)	1,000,000	1,013,502
ArcelorMittal, 5.375%, 6/1/13(2)	1,100,000	1,171,508
Barrick Gold Corp., 1.75%, 5/30/14(1)	1,000,000	1,002,326
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	1,560,000	1,706,253
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	1,000,000	1,094,304
		5,987,893
MULTILINE RETAIL — 0.3%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	1,000,000	1,027,795
MULTI-UTILITIES — 1.7%
CMS Energy Corp., 4.25%, 9/30/15	530,000	547,551
Consolidated Edison Co. of New York, Inc., 5.625%, 7/1/12(2)	600,000	629,111
Dominion Resources, Inc., 5.70%, 9/17/12(2)	1,000,000	1,057,265
Dominion Resources, Inc., 6.25%, 6/30/12(2)	404,000	425,194
DTE Energy Co., VRN, 0.96%, 9/6/11(2)	960,000	963,113
Midamerican Energy Holdings Co., 5.875%, 10/1/12(2)	1,000,000	1,060,629
Pacific Gas & Electric Co., 6.25%, 12/1/13(2)	1,000,000	1,116,458
Sempra Energy, 8.90%, 11/15/13(2)	100,000	115,612
		5,914,933
OFFICE ELECTRONICS — 0.5%
Xerox Corp., 5.50%, 5/15/12(2)	1,025,000	1,065,843
Xerox Corp., 5.65%, 5/15/13(2)	500,000	538,452
Xerox Corp., 4.25%, 2/15/15(2)	200,000	213,047
		1,817,342
OIL, GAS & CONSUMABLE FUELS — 2.3%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	400,000	450,520
Canadian Natural Resources Ltd., 5.15%, 2/1/13(2)	420,000	447,208
Cenovus Energy, Inc., 4.50%, 9/15/14(2)	200,000	217,152
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	750,000	821,250
Devon Financing Corp. ULC, 6.875%, 9/30/11(2)	200,000	203,019
Encana Corp., 6.30%, 11/1/11(2)	325,000	331,081
Encana Corp., 4.75%, 10/15/13(2)	1,000,000	1,076,367
Forest Oil Corp., 8.50%, 2/15/14(2)	50,000	54,500
Kinder Morgan Energy Partners LP, 5.85%, 9/15/12(2)	500,000	526,948
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13(2)	500,000	542,370
Kinder Morgan Kansas, Inc., 6.50%, 9/1/12(2)	219,000	230,497

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Newfield Exploration Co., 6.625%, 4/15/16(2)	$ 1,000,000	$ 1,037,500
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(2)	960,000	992,753
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	100,000	103,000
Valero Energy Corp., 4.50%, 2/1/15(2)	1,000,000	1,068,000
		8,102,165
PHARMACEUTICALS — 0.6%
AstraZeneca plc, 5.40%, 9/15/12(2)	500,000	529,130
Pfizer, Inc., 4.45%, 3/15/12(2)	1,000,000	1,028,669
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	127,000	139,080
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	400,000	434,646
		2,131,525
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Developers Diversified Realty Corp., 5.375%, 10/15/12(2)	745,000	767,035
ERP Operating LP, 5.20%, 4/1/13(2)	475,000	506,049
HCP, Inc., 2.70%, 2/1/14	1,000,000	1,014,772
ProLogis LP, 6.30%, 6/1/13(2)	400,000	430,234
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17(2)	720,000	758,908
		3,476,998
ROAD & RAIL — 0.6%
Burlington Northern Santa Fe LLC, 5.90%, 7/1/12(2)	750,000	787,110
CSX Corp., 6.30%, 3/15/12(2)	575,000	597,553
CSX Corp., 5.75%, 3/15/13(2)	600,000	645,725
Norfolk Southern Corp., 5.26%, 9/17/14(2)	121,000	134,231
		2,164,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Broadcom Corp., 1.50%, 11/1/13(1)(2)	670,000	671,790
SOFTWARE — 0.4%
Adobe Systems, Inc., 3.25%, 2/1/15(2)	100,000	104,250
Intuit, Inc., 5.40%, 3/15/12(2)	500,000	515,729
Intuit, Inc., 5.75%, 3/15/17(2)	200,000	224,642
Oracle Corp., 3.75%, 7/8/14(2)	650,000	697,123
		1,541,744
SPECIALTY RETAIL — 0.5%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	191,000	194,343
Home Depot, Inc. (The), 5.25%, 12/16/13(2)	1,400,000	1,530,362
		1,724,705
TOBACCO — 0.2%
Philip Morris International, Inc., 4.875%, 5/16/13(2)	400,000	429,208
UST, Inc., 6.625%, 7/15/12(2)	400,000	422,803
		852,011
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
American Tower Corp., 4.625%, 4/1/15(2)	600,000	631,955
Rogers Communications, Inc., 6.25%, 6/15/13(2)	130,000	142,614
Vodafone Group plc, 5.00%, 12/16/13(2)	1,320,000	1,436,791
		2,211,360
TOTAL CORPORATE BONDS
(Cost $141,511,004)		143,968,305
U.S. TREASURY SECURITIES — 25.8%
U.S. Treasury Notes, 1.75%, 8/15/12(2)	5,000,000	5,084,375
U.S. Treasury Notes, 0.375%, 9/30/12(2)	1,500,000	1,501,816
U.S. Treasury Notes, 1.375%, 10/15/12(2)	5,600,000	5,677,437

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. Treasury Notes, 1.375%, 11/15/12(2)	$ 8,400,000	$ 8,521,405
U.S. Treasury Notes, 0.50%, 11/30/12(2)	840,000	842,100
U.S. Treasury Notes, 1.125%, 12/15/12(2)	4,500,000	4,550,976
U.S. Treasury Notes, 1.375%, 1/15/13(2)	25,700,000	26,097,553
U.S. Treasury Notes, 1.375%, 3/15/13(2)	7,000,000	7,115,129
U.S. Treasury Notes, 0.50%, 5/31/13(2)	4,000,000	4,004,064
U.S. Treasury Notes, 1.125%, 6/15/13(2)	4,500,000	4,558,352
U.S. Treasury Notes, 1.25%, 2/15/14(2)	14,500,000	14,710,700
U.S. Treasury Notes, 1.25%, 3/15/14(2)	6,000,000	6,086,256
U.S. Treasury Notes, 0.75%, 6/15/14(2)	2,000,000	1,997,344
TOTAL U.S. TREASURY SECURITIES
(Cost $90,156,425)		90,747,507
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 11.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 6.6%
FHLB, 3.625%, 10/18/13(2)	4,000,000	4,270,676
FHLMC, 2.125%, 9/21/12(2)	1,500,000	1,532,695
FHLMC, 0.625%, 12/28/12	2,000,000	2,007,146
FHLMC, 1.625%, 4/15/13(2)	2,000,000	2,041,836
FHLMC, 1.00%, 8/27/14(4)	3,000,000	2,993,021
FHLMC, 2.875%, 2/9/15(2)	6,500,000	6,848,134
FHLMC, 2.50%, 5/27/16(2)	1,080,000	1,108,390
FNMA, 1.00%, 9/23/13(2)	2,000,000	2,016,666
		22,818,564
GOVERNMENT-BACKED CORPORATE BONDS(5) — 4.7%
Ally Financial, Inc., 1.75%, 10/30/12(2)	1,500,000	1,525,765
Ally Financial, Inc., 2.20%, 12/19/12(2)	1,500,000	1,538,607
Bank of America Corp., 3.125%, 6/15/12(2)	1,100,000	1,130,340
Citigroup Funding, Inc., 1.875%, 10/22/12	1,200,000	1,223,573
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	2,000,000	2,037,312
General Electric Capital Corp., 2.625%, 12/28/12(2)	2,470,000	2,545,224
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(2)	1,900,000	1,953,776
JPMorgan Chase & Co., 2.125%, 12/26/12(2)	1,500,000	1,536,381
Morgan Stanley, 1.95%, 6/20/12(2)	2,000,000	2,032,216
State Street Corp., 2.15%, 4/30/12(2)	500,000	508,075
U.S. Bancorp., 1.80%, 5/15/12	1,000,000	1,014,173
		17,045,442
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $39,382,798)		39,864,006
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 7.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(2)	235,340	236,958
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	464,142	467,927
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	174,666	175,493
Citicorp Mortgage Securities, Inc., Series 2006-4, Class 1A7 SEQ, 6.00%, 8/25/36	286,457	282,913

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(2)	$ 8,051	$ 8,036
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(2)	392,645	405,637
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	574,737	606,059
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	184,121	179,044
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.76%, 7/1/11(2)	75,197	67,080
First Horizon Mortgage Pass Through Trust, Series 2004-2, Class 1A2 SEQ, 5.50%, 5/25/34(2)	56,393	56,288
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(2)	511,202	512,451
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	478,643	489,974
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(2)	730,077	762,455
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	668,159	640,430
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(2)	717,921	744,096
Wells Fargo Mortgage-Backed Securities Trust, Series 2004 A, Class A1, VRN, 4.85%, 7/1/11(2)	759,231	772,329
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(2)	726,926	766,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR16, Class 4A6, VRN, 2.82%, 7/1/11(2)	627,712	618,337
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR2, Class 2A2, VRN, 2.74%, 7/1/11	885,399	784,927
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	658,644	663,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	367,466	368,478
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1, SEQ, 5.25%, 8/25/35	787,049	791,389
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	464,484	465,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36(2)	268,061	267,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	521,242	542,979
		11,676,418
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(2)	305,729	324,810
FHLMC, Series 2670, Class J SEQ, 4.00%, 6/15/16	31,180	31,237
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,000,000	1,042,185
FHLMC, Series 2713, Class G SEQ, 4.00%, 8/15/16	178,996	180,636
FHLMC, Series 2854, Class DJ SEQ, 4.00%, 8/15/17	200,334	203,610
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	773,926	811,054
FHLMC, Series 2958, Class QC, 4.50%, 9/15/18	367,379	376,828
FHLMC, Series 2989, Class CN, 4.50%, 2/15/23	629,113	646,134
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,000,000	1,055,514
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,000,000	2,114,183
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	1,000,000	1,059,154
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,500,000	2,697,008

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	$ 2,165,000	$ 2,322,165
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	1,015	1,015
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(2)	16,157	16,263
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(2)	389,825	391,648
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	509,517	527,672
		13,801,116
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $25,530,012)		25,477,534
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 6.4%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	570,149	580,739
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(2)	1,100,000	1,111,805
Bear Stearns Commercial Mortgage Securities, Inc., Series 1999 WF2, Class C, VRN, 7.46%, 7/1/11	176,510	176,441
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(2)	190,681	191,055
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/11(2)	448,083	464,753
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 7/1/11(2)	267,298	267,089
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 7/1/11(2)	400,000	402,075
Greenwich Capital Commercial Funding Corp., Series 2004 GG1, Class B, VRN, 5.43%, 7/1/11(2)	452,000	475,779
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A3 SEQ, 4.57%, 8/10/42(2)	1,050,000	1,063,020
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	1,075,000	1,083,472
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.475%, 7/10/39(2)	1,238,605	1,237,833
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(2)	700,000	737,965
LB-UBS Commercial Mortgage Trust, Series 2002 C1, Class B, VRN, 6.58%, 7/11/11(2)	700,000	719,095
LB-UBS Commercial Mortgage Trust, Series 2003 C5, Class A3 SEQ, 4.25%, 7/15/27(2)	725,939	745,597
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(2)	1,065,000	1,123,563
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.32%, 7/11/11(2)	600,000	646,469
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	37,649	37,678
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30	1,800,000	1,839,055
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	1,245,000	1,258,197
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 7/11/11(2)	700,000	723,353
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(2)	2,289,019	2,316,203
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(2)	554,998	559,453
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)	368,388	371,615

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(2)		$ 7,094	$ 7,120
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(2)		700,000	728,501
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(2)		78,034	78,697
Wachovia Bank Commercial Mortgage Trust, Series 2004 C12, Class A3, VRN, 5.23%, 7/1/11(2)		575,970	580,072
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(2)		400,000	410,743
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/11(2)		2,600,000	2,673,294
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $22,662,408)			22,610,731
SOVEREIGN GOVERNMENTS & AGENCIES — 5.2%
GERMANY — 5.2%
German Federal Republic, 4.00%, 10/11/13(2)
(Cost $17,860,693)	EUR	12,022,000	18,347,839
MUNICIPAL SECURITIES — 0.7%
California GO, 5.25%, 4/1/14(2)		$ 1,000,000	1,084,350
Illinois GO, 4.421%, 1/1/15(2)		1,000,000	1,032,450
Irvine Ranch Water District Joint Powers Agency Rev., (Taxable Issue 2), 2.61%, 3/15/14(2)(7)		400,000	414,864
TOTAL MUNICIPAL SECURITIES
(Cost $2,403,116)			2,531,664
ASSET-BACKED SECURITIES(6) — 0.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		579,922	589,967
Entergy Texas Restoration Funding LLC, Series 2009 A, Class A1 SEQ, 2.12%, 2/1/16(2)		814,689	833,614
TOTAL ASSET-BACKED SECURITIES
(Cost $1,395,086)			1,423,581
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 0.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (3)
FNMA, VRN, 5.61%, 3/1/12(2)		41,209	43,823
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FHLMC, 5.50%, 12/1/36(2)		52,665	57,201
FNMA, 5.00%, 7/1/20(2)		128,662	139,037
FNMA, 5.50%, 7/1/36(2)		41,227	44,707
			240,945
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $264,084)	284,768

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 2.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	1,591,206	$ 1,591,206
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $1,903,707), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,860,606)		1,860,606
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $1,581,991), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,550,505)		1,550,505
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $1,898,020), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,860,605)		1,860,605
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,862,922)		6,862,922
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $348,028,548)		352,118,857
OTHER ASSETS AND LIABILITIES — (0.2)%		(689,554)
TOTAL NET ASSETS — 100.0%		$351,429,303

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
13,066,206	EUR for USD	HSBC Bank plc	7/29/11	$18,935,415	$62,848
(Value on Settlement Date $18,998,263)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
177	U.S. Treasury 5-Years Notes	September 2011	$21,097,570	$151,711

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
204	U.S. Treasury 2-Year Notes	September 2011	$44,746,125	$(115,209)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$261,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(29,709)	$16,642
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $11,669,455, which represented 3.3% of total net assets.

(2)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $69,098,000.
(3)	Category is less than 0.05% of total net assets.
(4)	When-issued security.
(5)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(6)	Final maturity date indicated, unless otherwise noted.
(7)	Escrowed to maturity in U.S. government securities or state and local government securities.

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Short Duration – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	–	$143,968,305	–
U.S. Treasury Securities	–	90,747,507	–
U.S. Government Agency Securities and Equivalents	–	39,864,006	–
Collateralized Mortgage Obligations	–	25,477,534	–
Commercial Mortgage-Backed Securities	–	22,610,731	–
Sovereign Governments & Agencies	–	18,347,839	–
Municipal Securities	–	2,531,664	–
Asset-Backed Securities	–	1,423,581	–
U.S. Government Agency Mortgage-Backed Securities	–	284,768	–
Temporary Cash Investments	$1,591,206	5,271,716	–
Total Value of Investment Securities	$1,591,206	$350,527,651	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$62,848	–
Futures Contracts	$36,502	–	–
Swap Agreements	–	46,351	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$36,502	$109,199	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$348,042,939
Gross tax appreciation of investments	$4,590,518
Gross tax depreciation of investments	(514,600)
Net tax appreciation (depreciation) of investments	$4,075,918

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INVESTMENT TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 25, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 25, 2011